UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31, 2008

Date of reporting period:	September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Stock Funds

Semiannual Report – September 30, 2007

■  Columbia Asset Allocation Fund II

■  Columbia Marsico Growth Fund

■  Columbia Large Cap Core Fund

■  Columbia Marsico Focused Equities Fund

■  Columbia Small Cap Growth Fund II

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Columbia Asset Allocation Fund II	1

Columbia Marsico Growth Fund	5

Columbia Large Cap Core Fund	9

Columbia Marsico Focused Equities Fund	13

Columbia Small Cap Growth Fund II	17

Investment Portfolios	21

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	45

Notes to Financial Statements	66

Columbia Funds Master Investment Trust, LLC	77

Investment Portfolios	78

Financial Statements	92

Financial Highlights	96

Notes to Financial Statements	100

Board Consideration and Approval of New Investment Sub-Advisory Agreements with Marsico Capital Management, LLC	108

Important Information About This Report	113

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager's Report

The Portfolio Manager's Report is where you will find your portfolio manager's thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund's performance, along with a comparison of the fund's performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager's comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing "Important Information About This Report," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia Asset Allocation Fund II

Summary

■  For the six-month period ended September 30, 2007, the fund's Class A shares returned 3.87% without sales charge. The fund's benchmarks, the Russell 1000 Index and the Lehman Brothers U.S. Aggregate Bond Index, returned 7.99% and 2.31%, respectively, for the period.1 The average return of its peer group, the Morningstar Moderate Allocation Category, was 5.80%.2 Stock selection within the fund's equity portfolio hampered returns during the six-month period. Within the fixed-income portion of the fund, an emphasis on commercial mortgage-backed securities (CMBS) and corporate bonds also detracted from returns as these areas underperformed Treasury securities for the period.

■  Disappointing performance in the energy and consumer discretionary sectors contributed to the fund's shortfall relative to its benchmark. In the energy sector, a number of holdings underperformed. Within consumer discretionary, poor performance from department store companies Macy's, Inc. and Kohl's Corp., as well as from homebuilder NVR, Inc., hurt performance (0.2%, 0.3% and 0.4% of net assets, respectively). In addition, printer manufacturer Lexmark International, Inc., drug-maker Forest Laboratories, Inc., Merrill Lynch & Co., Inc. and Goldman Sachs Group, Inc. were disappointments (0.1%, 0.6%, 0.8% and 0.8% of net assets, respectively). By contrast, strong performance from Lyondell Chemical Co. (no longer in the portfolio), engine-maker Cummins, Inc., Exxon Mobil Corp., WellCare Health Plans, Inc. and Cisco Systems, Inc. aided performance in their respective sectors (0.2%, 2.6%, 0.3% and 1.2% of net assets, respectively). On the fixed-income side of the portfolio, CMBS and corporate bonds underperformed. We had emphasized these bonds because of their yield advantage over Treasury securities and continue to maintain an overweight in CMBS that are backed by very high-quality loans.

■  We believe that moderate economic growth and contained inflation should allow the Federal Reserve Board to continue to reduce short-term interest rates. While the current level of volatility and uncertainty in the marketplace may remain for awhile, we view them as temporary headwinds brought about by credit concerns in the sub-prime loan market, the subsequent liquidity crisis and an investor migration away from value-oriented stocks and towards growth issues. Therefore, we plan to stay with our strategy of buying higher quality companies at reasonable prices. On the fixed-income side, experience has taught us that when markets stabilize, positive excess returns are available from asset classes outside the Treasury market and we have maintained our exposure to those sectors.

1The Russell 1000 Index tracks the performance of 1,000 of the largest US companies based on market capitalization. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+3.87%

Class A shares (without sales charge)

+7.99%

Russell 1000 Index

+2.31%

Lehman Brothers U.S. Aggregate Bond Index

Fund Profile (continued) – Columbia Asset Allocation Fund II

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth.) For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Portfolio Management

Vikram Kuriyan has co-managed the equity portion of the fund since February 2005 and has been with the advisor, or its predecessors or affiliate organizations since 2000.

Leonard Aplet has co-managed the fixed-income and money market portions of the fund since February 2005 and has been with the advisor, or its predecessors or affiliate organizations since 1987.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Performance Information – Columbia Asset Allocation Fund II

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	17,211	16,220
Class B	16,049	16,049
Class C	15,962	15,962
Class Z	17,743	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Asset Allocation Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	01/18/94		07/15/98		11/11/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.87	–2.09	3.43	–1.57	3.43	2.43	3.97
1-year	10.09	3.78	9.22	4.22	9.23	8.23	10.34
5-year	10.05	8.76	9.20	8.92	9.19	9.19	10.27
10-year/Life	5.58	4.96	4.84	4.84	4.79	4.79	5.90

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value ("NAV") with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class Z shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Class A shares at NAV, which reflect Rule 12b-1 fees of 0.25%. These Rule 12b-1 fees are not applicable to Class Z shares. The inception date for Class A shares is January 18, 1994.

Class B shares commenced operations on July 15, 1998 and have no performance prior to that date. Performance prior to July 15, 1998 is that of Class A shares at NAV, which reflect Rule 12b-1 fees of 0.25%. If Class B shares Rule 12b-1 fees had been reflected, total returns would have been lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.30
Class B	2.05
Class C	2.05
Class Z	1.05

* The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	24.68
Class B	24.47
Class C	24.45
Class Z	24.62

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	0.25
Class B	0.15
Class C	0.15
Class Z	0.28

Understanding Your Expenses – Columbia Asset Allocation Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.70	1,018.95	6.17	6.11	1.21
Class B	1,000.00	1,000.00	1,034.30	1,015.20	9.97	9.87	1.96
Class C	1,000.00	1,000.00	1,034.30	1,015.20	9.97	9.87	1.96
Class Z	1,000.00	1,000.00	1,039.70	1,020.20	4.90	4.85	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico Growth Fund

Summary

■  For the six-month period ended September 30, 2007, the fund's Class A shares returned 13.85% without sales charge. The fund's benchmark, the S&P 500 Index, returned 8.44%.1 The fund's return was greater than the 12.56% average return of its peer group, the Morningstar Large Growth Category.2 Strong stock selection in consumer services, telecommunications, information technology and materials aided the fund's performance. By contrast, certain sector allocations detracted from performance and some of the fund's health care positions struggled during the reporting period.

■  Within consumer services, hotel/casino operators Las Vegas Sands Corp. and Wynn Resorts Ltd. (3.4% and 3.7% of net assets, respectively) were among the fund's best performers for the period. Both companies benefited from strong growth in the Macau casino market. In the telecommunications sector, wireless providers China Mobile Ltd. and America Movil SA de CV (2.8% and 1.5% of net assets, respectively) appreciated by 84% and 35%, respectively. Energy equipment and service company Schlumberger Ltd. (4.9% of net assets) appreciated sharply as demand for oil service continued to soar. It was among the fund's top-performing individual positions. In technology, the fund's performance was generally positive, with standout performances from Apple, Inc., Cisco Systems, Inc., MasterCard, Inc. and Intel Corp. (3.2%, 2.9%, 2.1% and 2.2% of net assets, respectively). In addition, agricultural chemicals company Monsanto Co. and Industrial & Commercial Bank of China Ltd. were strong (2.7% and 2.2% of net assets, respectively). A decision to underweight financials further aided performance as the sector was weak throughout the period.

■  An emphasis on consumer discretionary stocks, which underperformed, and an underweight in the energy and technology sectors, which outperformed, detracted from performance, representing an "opportunity cost" for the fund. Health care holdings were another area of disappointment. Health care services company UnitedHealth Group, Inc. and biotechnology company Genentech, Inc. (4.8% and 2.8% of net assets, respectively) both posted negative returns. The fund's industrial holdings posted strong absolute returns, but lagged index industrials performance by a significant margin.

■  At the end of the period, the fund emphasized investments in the consumer discretionary, information technology, financials and industrials sectors. It had little or no exposure to utilities and consumer staples.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+13.85%

Class A shares (without sales charge)

+8.44%

S&P 500 Index

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia Marsico Growth Fund

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Portfolio Management

Thomas F. Marsico has managed the master portfolio since December 1997 and is Chief Executive Officer of Marsico Capital Management, LLC, investment sub-advisor to the portfolio.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the fund. As the investment sub-advisor, MCM makes the investment decisions and manages all of the fund. MCM is an investment advisor registered with the Securities and Exchange Commission. MCM is an indirect, wholly-owned subsidiary of Bank of America Corporation and is under common control with CMA, but is not part of Columbia Management Group, LLC.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information reference in this section is that of the master portfolio.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from that presented for other Columbia Funds.

The master portfolio normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the master portfolio may be subject to greater risk than a master portfolio that is more fully diversified. The master portfolio can invest up to 25% of its assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Performance Information – Columbia Marsico Growth Fund

Performance of a $10,000 investment 12/31/97 – 09/30/07 ($)

Sales charge	without	with
Class A	23,300	21,961
Class B	21,725	21,725
Class C	21,745	21,745
Class R	23,169	n/a
Class Z	23,746	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		R	Z
Inception	12/31/97		12/31/97		12/31/97		01/23/06	12/31/97
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	13.85	7.32	13.42	8.42	13.41	12.41	13.65	13.99
1-year	23.30	16.20	22.42	17.42	22.39	21.39	23.00	23.60
5-year	13.82	12.47	12.98	12.73	12.98	12.98	13.69	14.10
Life	9.07	8.40	8.28	8.28	8.29	8.29	9.00	9.28

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value ("NAV") with no Rule 12b-1 fees. Class R shares are sold at NAV with Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and Class R shares. If differences in expenses had been reflected, the returns shown for the periods prior to the inception of Class R shares would have been lower, since Class R shares are subject to higher Rule 12b-1 fees.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.24
Class B	1.99
Class C	1.99
Class R	1.49
Class Z	0.99

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	23.02
Class B	21.46
Class C	21.48
Class R	22.89
Class Z	23.46

Understanding Your Expenses – Columbia Marsico Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,138.50	1,019.00	6.42	6.06	1.20
Class B	1,000.00	1,000.00	1,134.20	1,015.25	10.40	9.82	1.95
Class C	1,000.00	1,000.00	1,134.10	1,015.25	10.40	9.82	1.95
Class R	1,000.00	1,000.00	1,136.50	1,017.75	7.74	7.31	1.45
Class Z	1,000.00	1,000.00	1,139.90	1,020.25	5.08	4.80	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Large Cap Core Fund

Summary

■  For the six-month period ended September 30, 2007, the fund's Class A shares returned 10.14% without sales charge. The fund outpaced its benchmark, the S&P 500 Index, which returned 8.44%.1 The fund's return also surpassed the 8.00% average return of its peer group, the Morningstar Large Blend Category.2 The fund's focus on high-quality, multi-national large-cap stocks with sustainable cash flows helped returns as investors sought to reward companies with these characteristics in light of growing credit concerns and a slowing US economy. The fund's focus on technology companies with global business models and on higher quality financial stocks with less exposure to credit-constrained areas, such as real estate, also aided the fund's return.

■  Stocks in the technology sector were top performers, including graphics-chip maker NVIDIA Corp. (0.6% of net assets), which benefited when another company purchased its key competitor. Apple, Inc. (0.9% of net assets) experienced success from its iMac desktop and iPhone products while simultaneously enjoying the bottom-line benefits of a faster-than-anticipated component price decline. Cellphone manufacturer Nokia Oyj (0.7% of net assets) gained market share by expanding in emerging markets and benefited from the marketing woes of its main competitor. Key contributors among financial stocks included Fannie Mae (1.4% of net assets), which benefited from an improved regulatory environment and rising value of its guarantee for low-risk, conservative mortgage loans in a credit-focused environment. Despite an increasingly risk-filled environment, marked with escalating catastrophic events, such as hurricanes, Bermuda-based insurer ACE Ltd. (1.1% of net assets) maintained high growth rates and returns as it expanded its conservative and well-diversified business model into global markets. A top contributor outside of these areas was Companhia Vale do Rio Doce (CVRD) (0.8% of net assets), the world's largest producer of iron ore. CVRD benefited from its near monopoly on the supply of iron ore amidst rising demand for this supply-constrained commodity.

■  Several holdings in the retail sector, including department stores Macy's, Inc. and Kohl's Corp. (0.3% and 0.6% of net assets, respectively), detracted slightly from returns during the period as spending by their target market of middle-income consumers was disproportionately affected by economic slowdown. The ramifications of competitive pressures facing Internet content delivery provider Akamai Technologies, Inc. (0.3% of net assets) also hurt returns during the period.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+10.14%

Class A shares (without sales charge)

+8.44%

S&P 500 Index

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia Large Cap Core Fund

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth.) For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

■  As a result of slowing economic growth and considerable uncertainty about consumer spending, investors have sought exposure to larger, growth-oriented companies with exposure to foreign markets as well as the potential to increase or maintain growth rates regardless of macro-economic headwinds. These types of companies remain a focus for the fund. The fund also remains positioned to take advantage of the opportunities arising from the price disruptions that typically accompany market volatility. To identify such opportunities, the fund has the potential to benefit from drawing on three independent research sources: fundamental research, quantitative models and the input of its portfolio management teams.

Portfolio Management

Craig Leopold has co-managed the master portfolio since July 2004 and has been with the advisor, or its predecessors or affiliate organizations since 2003.

George Maris has co-managed the master portfolio since December 2004 and has been with the advisor, or its predecessors or affiliate organizations since 2004.

Colin Moore has co-managed the master portfolio since July 2004 and has been with the advisor, or its predecessors or affiliate organizations since 2002.

Peter Santoro has co-managed the master portfolio since July 2004 and has been with the advisor, or its predecessors or affiliate organizations since 2003.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information reference in this section is that of the master portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from that presented for other Columbia Funds.

Source for all statistical data—Columbia Management Advisors, LLC.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Performance Information – Columbia Large Cap Core Fund

Performance of a $10,000 investment 10/02/98 – 09/30/07 ($)

Sales charge	without	with
Class A	17,128	16,143
Class B	16,094	16,094
Class C	16,090	16,090
Class Z	17,410	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	08/02/99		08/02/99		08/02/99		10/02/98
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	10.14	3.78	9.74	4.74	9.67	8.67	10.23
1-year	18.87	12.07	17.93	12.93	17.95	16.95	19.16
5-year	14.06	12.72	13.17	12.93	13.15	13.15	14.29
Life	6.17	5.47	5.43	5.43	5.43	5.43	6.36

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class A, Class B and Class C shares commenced operations on August 2, 1999 and have no performance prior to that date. Performance prior to August 2, 1999 is that of Class Z shares, which does not have any Rule 12b-1 fees or shareholder servicing fees. If Class A, Class B and Class C shares Rule 12b-1 fees or shareholder servicing fees had been reflected, total returns would have been lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.08
Class B	1.83
Class C	1.83
Class Z	0.83

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	16.11
Class B	15.58
Class C	15.57
Class Z	16.11

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	0.25
Class B	0.21
Class C	0.21
Class Z	0.29

Understanding Your Expenses – Columbia Large Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,101.40	1,019.65	5.62	5.40	1.07
Class B	1,000.00	1,000.00	1,097.40	1,015.90	9.54	9.17	1.82
Class C	1,000.00	1,000.00	1,096.70	1,015.90	9.54	9.17	1.82
Class Z	1,000.00	1,000.00	1,102.30	1,020.90	4.31	4.14	0.82

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Marsico Focused Equities Fund

Summary

■  For the six-month period ended September 30, 2007, the fund's Class A shares returned 13.53% without sales charge. Its benchmark, the S&P 500 Index, returned 8.44%.1 The fund's return was greater than the 12.56% average return of its peer group, the Morningstar Large Growth Category.2 Strong stock selection in consumer services, information technology and materials aided the fund's performance. By contrast, some of the fund's sector allocations detracted from performance, and health care positions struggled during the reporting period.

■  Within consumer services, hotel/casino operators Las Vegas Sands Corp. and Wynn Resorts Ltd. (5.5% and 4.6% of net assets, respectively) were among the fund's best performers for the period. Both companies benefited from strong growth in the Macau casino market. In the energy sector, energy equipment and service company Schlumberger Ltd. (6.4% of net assets) appreciated sharply as the demand for oil service continued to soar. It was among the fund's top-performing individual positions. In technology, the fund's performance was generally positive, with standout performances from Apple, Inc., Cisco Systems, Inc., and Intel Corp. (4.7%, 4.7% and 3.0% of net assets, respectively) In addition, agricultural chemicals company Monsanto Co., and Industrial & Commercial Bank of China Ltd. were strong (3.6% and 4.2% of net assets, respectively). A decision to underweight financials further aided performance as the sector was weak throughout the period.

An emphasis on consumer discretionary stocks, which underperformed, and an underweight in the energy and technology sectors, which outperformed, detracted from performance, representing an "opportunity cost" for the fund. Health care holdings were another area of disappointment. Health care services company UnitedHealth Group, Inc. and biotechnology company Genentech, Inc. (5.3% and 4.1% of net assets, respectively) both posted negative returns. Certain consumer-related positions also struggled, including Toyota Motor Corp., Comcast Corp. (2.8% and 3.0% of net assets, respectively), Starbucks Corp. and Procter & Gamble Co. Starbucks and Procter & Gamble were sold during the period. The fund's industrial holdings posted strong absolute returns, but lagged the index sector by a significant margin.

■  At the end of the period, the fund emphasized investments in the consumer discretionary, information technology, financials and energy sectors. It had little or no exposure to utilities.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+13.53%

Class A shares (without sales charge)

+8.44%

S&P 500 Index

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia Marsico Focused Equities Fund

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth.) For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Portfolio Management

Thomas F. Marsico has managed the master portfolio since December 1997 and is Chief Executive Officer of Marsico Capital Management, LLC, investment sub-advisor to the master portfolio.

Columbia Management Advisors, LLC ("CMA") has retained Marsico Capital Management, LLC ("MCM") to serve as investment sub-advisor to the fund. As the investment sub-advisor, MCM makes the investment decisions and manages all of the fund. MCM is an investment advisor registered with the Securities and Exchange Commission. MCM is an indirect, wholly-owned subsidiary of Bank of America Corporation and is under common control with CMA, but is not part of Columbia Management Group, LLC.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information reference in this section is that of the master portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from that presented for other Columbia Funds.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

The master portfolio normally invests in a core portfolio of 20-30 common stocks. By maintaining a relatively concentrated portfolio, the master portfolio may be subject to greater risk than a master portfolio that is more fully diversified. The master portfolio may invest up to 25% of its assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the master portfolio invests are considered emerging economies. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Performance Information – Columbia Marsico Focused Equities Fund

Performance of a $10,000 investment 12/31/97 – 09/30/07 ($)

Sales charge	without	with
Class A	25,219	23,769
Class B	23,532	23,532
Class C	23,602	23,602
Class Z	25,728	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Focused Equities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	12/31/97		12/31/97		12/31/97		12/31/97
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	13.53	7.00	13.12	8.12	13.08	12.08	13.68
1-year	22.94	15.86	22.03	17.03	22.08	21.08	23.28
5-year	13.68	12.34	12.83	12.59	12.83	12.83	13.96
Life	9.95	9.29	9.18	9.18	9.21	9.21	10.18

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.29
Class B	2.04
Class C	2.04
Class Z	1.04

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	24.76
Class B	23.10
Class C	23.17
Class Z	25.26

Understanding Your Expenses – Columbia Marsico Focused Equities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,135.30	1,018.90	6.51	6.16	1.22
Class B	1,000.00	1,000.00	1,131.20	1,015.15	10.50	9.92	1.97
Class C	1,000.00	1,000.00	1,130.80	1,015.15	10.49	9.92	1.97
Class Z	1,000.00	1,000.00	1,136.80	1,020.15	5.18	4.90	0.97

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Small Cap Growth Fund II

Summary

■  For the six-month period ended September 30, 2007, the fund's Class A shares returned 11.59% without sales charge. That was significantly higher than the 6.70% return of its benchmark, the Russell 2000 Growth Index.1 The fund's return was also greater than the 8.26% average return of its peer group, the Morningstar Small-Growth Category.2

■  Stock selection within the consumer discretionary and health care sectors drove the fund's strong results for the period. Capella Education Co. (1.0% of net assets) and Strayer Education, Inc. (0.8% of net assets), operators of for-profit colleges, benefited from economic uncertainty as unemployed workers and others sought additional professional training or new career directions. Illumina, Inc. (1.9% of net assets), a leading developer of gene-sequencing technology, rose sharply. Falling prices for individual genome analyses have raised hopes for new therapies and expanded the market for Illumina's products and services.

■  Stock selection in the consumer staples sector had a negative impact on the fund's return. We sold Physicians Formula Holdings, Inc., makers of a wide range of skincare and beauty products, when revenues and earnings shrank amid slackening cosmetics sales. Poor timing of a merchandise changeover and reduced promotional efforts also hampered results. In technology, communications equipment makers came under pressure. Finisar Corp. (0.3% of net assets), a specialist in fiber optic and network systems, declined on fears that tightening credit conditions might cause financial stress for the company.

■  Several factors suggest a continued strong environment for small cap growth companies. The Federal Reserve Board has cut short-term interest rates, hoping to stimulate the economy. We believe that a trend toward acquisition of smaller growth companies is likely to continue. Several fund holdings were acquired over the period, often at substantial premiums to their market prices. And, there are other positive indicators, including increased share buybacks, stepped-up purchases of company shares by insiders and a generally favorable global economic outlook. However, a weak US dollar gives an edge to larger companies because of their international reach and diverse business models. Stricter credit standards are also a concern because smaller companies typically seek funding from banks rather than in the capital markets. The possible impact on small companies of rising energy and materials costs also bears watching.

1The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth rates. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2007 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

+11.59%

Class A shares (without sales charge)

+6.70%

Russell 2000 Growth Index

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Fund Profile (continued) – Columbia Small Cap Growth Fund II

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Portfolio Management

Daniel Cole has co-managed the master portfolio since September 2001 and has been with the advisor, or its predecessors or affiliate organizations since 2001.

Daniele Donahoe has co-managed the master portfolio since December 2005 and has been with the advisor, or its predecessors or affiliate organizations since 2002.

Jon Michael Morgan has co-managed the master portfolio since December 2005 and has been with the advisor, or its predecessors or affiliate organizations since 2000.

Christian Pineno has co-managed the master portfolio from January 1997 to December 2005 and from October 2006 to present. He has been with the advisor, or its predecessors or affiliate organizations since 1995.

Clifford Siverd has co-managed the master portfolio since December 2005 and has been with the advisor, or its predecessors or affiliate organizations since 2001.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this sector is that of the master portfolio.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from that presented for other Columbia Funds.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Performance Information – Columbia Small Cap Growth Fund II

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	18,504	17,444
Class B	17,194	17,194
Class C	17,270	17,270
Class Z	18,978	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	12/12/95		12/12/95		09/22/97		12/12/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	11.59	5.19	11.07	6.07	11.17	10.17	11.66
1-year	24.14	17.01	23.15	18.15	23.21	22.21	24.38
5-year	16.54	15.18	15.67	15.45	15.68	15.68	16.84
10-year	6.35	5.72	5.57	5.57	5.62	5.62	6.62

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.27
Class B	2.02
Class C	2.02
Class Z	1.02

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	14.73
Class B	13.33
Class C	13.62
Class Z	15.27

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	0.63
Class B	0.52
Class C	0.52
Class Z	0.67

Understanding Your Expenses – Columbia Small Cap Growth Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,115.90	1,019.00	6.35	6.06	1.20
Class B	1,000.00	1,000.00	1,110.70	1,015.25	10.29	9.82	1.95
Class C	1,000.00	1,000.00	1,111.70	1,015.25	10.29	9.82	1.95
Class Z	1,000.00	1,000.00	1,116.60	1,020.25	5.03	4.80	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Common Stocks – 64.7%

	Shares	Value ($)
Consumer Discretionary – 6.6%
Automobiles – 0.1%
General Motors Corp.	800	29,360
Harley-Davidson, Inc.	1,800	83,178
Automobiles Total		112,538
Diversified Consumer Services – 0.4%
Apollo Group, Inc., Class A (a)	3,500	210,525
H&R Block, Inc.	9,700	205,446
ITT Educational Services, Inc. (a)	200	24,338
Weight Watchers International, Inc.	2,900	166,924
Diversified Consumer Services Total		607,233
Hotels, Restaurants & Leisure – 1.9%
Brinker International, Inc.	27,500	754,600
Burger King Holdings, Inc.	9,500	242,155
Darden Restaurants, Inc.	9,300	389,298
McDonald's Corp.	19,300	1,051,271
Wyndham Worldwide Corp.	3,400	111,384
Yum! Brands, Inc.	9,800	331,534
Hotels, Restaurants & Leisure Total		2,880,242
Household Durables – 0.4%
NVR, Inc. (a)	1,300	611,325
Household Durables Total		611,325
Internet & Catalog Retail – 0.1%
Liberty Media Holding Corp., Interactive Series A (a)	7,400	142,154
NutriSystem, Inc. (a)	1,400	65,646
Internet & Catalog Retail Total		207,800
Media – 1.9%
CBS Corp., Class B	10,700	337,050
Comcast Corp., Class A (a)	800	19,344
DIRECTV Group, Inc. (a)	26,800	650,704
Idearc, Inc.	14,400	453,168
McGraw-Hill Companies, Inc.	4,400	224,004
Omnicom Group, Inc.	7,500	360,675
Time Warner, Inc.	16,600	304,776
Viacom, Inc., Class B (a)	4,800	187,056
Walt Disney Co.	11,100	381,729
Media Total		2,918,506
Multiline Retail – 0.7%
Dollar Tree Stores, Inc. (a)	900	36,486
J.C. Penney Co., Inc.	4,300	272,491
Kohl's Corp. (a)	6,800	389,844
Macy's, Inc.	9,000	290,880
Multiline Retail Total		989,701

	Shares	Value ($)
Specialty Retail – 0.8%
American Eagle Outfitters, Inc.	2,800	73,668
AutoNation, Inc. (a)	2,400	42,528
Home Depot, Inc.	17,300	561,212
Office Depot, Inc. (a)	1,200	24,744
RadioShack Corp.	1,800	37,188
Ross Stores, Inc.	2,200	56,408
Sherwin-Williams Co.	700	45,997
Staples, Inc.	11,900	255,731
TJX Companies, Inc.	4,200	122,094
Specialty Retail Total		1,219,570
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc. (a)	5,000	236,350
Phillips-Van Heusen Corp.	3,400	178,432
Textiles, Apparel & Luxury Goods Total		414,782
Consumer Discretionary Total		9,961,697
Consumer Staples – 5.6%
Beverages – 1.2%
Coca-Cola Co.	13,500	775,845
Hansen Natural Corp. (a)	900	51,012
PepsiCo, Inc.	13,300	974,358
Beverages Total		1,801,215
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	100	6,137
CVS Caremark Corp.	11,700	463,671
Kroger Co.	18,000	513,360
Safeway, Inc.	5,400	178,794
Sysco Corp.	3,200	113,888
Wal-Mart Stores, Inc.	14,900	650,385
Food & Staples Retailing Total		1,926,235
Food Products – 1.0%
General Mills, Inc.	8,100	469,881
H.J. Heinz Co.	1,600	73,920
Sara Lee Corp.	46,900	782,761
Tyson Foods, Inc., Class A	7,500	133,875
Food Products Total		1,460,437
Household Products – 1.0%
Clorox Co.	2,700	164,673
Colgate-Palmolive Co.	4,100	292,412
Kimberly-Clark Corp.	5,700	400,482
Procter & Gamble Co.	10,600	745,604
Household Products Total		1,603,171
Personal Products – 0.3%
Alberto-Culver Co.	14,600	361,934
Bare Escentuals, Inc. (a)	900	22,383
NBTY, Inc. (a)	1,600	64,960
Personal Products Total		449,277

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Tobacco – 0.8%
Altria Group, Inc.	13,000	903,890
Reynolds American, Inc.	5,500	349,745
Tobacco Total		1,253,635
Consumer Staples Total		8,493,970
Energy – 7.3%
Energy Equipment & Services – 1.2%
Global Industries Ltd (a)	500	12,880
Global Santa Fe Corp.	1,600	121,632
Halliburton Co.	12,400	476,160
Patterson-UTI Energy, Inc.	44,600	1,006,622
Schlumberger Ltd.	1,300	136,500
Transocean, Inc. (a)	600	67,830
Energy Equipment & Services Total		1,821,624
Oil, Gas & Consumable Fuels – 6.1%
Chevron Corp.	12,500	1,169,750
ConocoPhillips	9,200	807,484
Exxon Mobil Corp.	43,100	3,989,336
Frontier Oil Corp.	1,800	74,952
Hess Corp.	1,500	99,795
Holly Corp.	5,900	352,997
Marathon Oil Corp.	14,400	821,088
Occidental Petroleum Corp.	6,000	384,480
Sunoco, Inc.	4,700	332,666
Tesoro Corp.	7,700	354,354
Valero Energy Corp.	10,200	685,236
Western Refining, Inc.	400	16,232
XTO Energy, Inc.	1,200	74,208
Oil, Gas & Consumable Fuels Total		9,162,578
Energy Total		10,984,202
Financials – 12.5%
Capital Markets – 3.1%
Affiliated Managers Group, Inc. (a)	900	114,759
Ameriprise Financial, Inc.	1,200	75,732
Bear Stearns Companies, Inc.	1,700	208,777
Charles Schwab Corp.	2,900	62,640
Franklin Resources, Inc.	300	38,250
Goldman Sachs Group, Inc.	5,600	1,213,744
Janus Capital Group, Inc.	2,800	79,184
Lehman Brothers Holdings, Inc.	12,400	765,452
Merrill Lynch & Co., Inc.	16,100	1,147,608
Morgan Stanley	14,600	919,800
Northern Trust Corp.	700	46,389
State Street Corp.	600	40,896
Capital Markets Total		4,713,231

	Shares	Value ($)
Commercial Banks – 2.8%
BB&T Corp.	5,800	234,262
Comerica, Inc.	5,200	266,656
Fifth Third Bancorp	8,300	281,204
KeyCorp	1,300	42,029
National City Corp.	5,700	143,013
Popular, Inc.	6,800	83,504
SunTrust Banks, Inc.	4,800	363,216
U.S. Bancorp	21,200	689,636
Wachovia Corp.	18,900	947,835
Wells Fargo & Co.	32,200	1,146,964
Commercial Banks Total		4,198,319
Consumer Finance – 0.2%
American Express Co.	3,500	207,795
First Marblehead Corp.	1,400	53,102
Consumer Finance Total		260,897
Diversified Financial Services – 2.6%
CIT Group, Inc.	3,600	144,720
Citigroup, Inc.	42,000	1,960,140
JPMorgan Chase & Co.	33,000	1,512,060
Leucadia National Corp.	4,000	192,880
NYSE Euronext	700	55,419
Diversified Financial Services Total		3,865,219
Insurance – 2.7%
Allstate Corp.	10,200	583,338
Ambac Financial Group, Inc.	2,300	144,693
American Financial Group, Inc.	3,600	102,672
American International Group, Inc.	20,500	1,386,825
Assurant, Inc.	1,100	58,850
Chubb Corp.	700	37,548
Hartford Financial Services Group, Inc.	1,400	129,570
Loews Corp.	1,600	77,360
MBIA, Inc.	1,400	85,470
MetLife, Inc.	1,200	83,676
Old Republic International Corp.	5,900	110,566
Principal Financial Group, Inc.	500	31,545
Progressive Corp.	2,500	48,525
Prudential Financial, Inc.	7,100	692,818
Reinsurance Group of America, Inc.	100	5,669
SAFECO Corp.	3,300	202,026
Travelers Companies, Inc.	6,400	322,176
Insurance Total		4,103,327
Real Estate Investment Trusts (REITs) – 0.2%
Duke Realty Corp.	3,200	108,192
Host Hotels & Resorts, Inc.	1,800	40,392
ProLogis	1,800	119,430
Real Estate Investment Trusts (REITs) Total		268,014

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	3,500	97,440
Real Estate Management & Development Total		97,440
Thrifts & Mortgage Finance – 0.8%
Countrywide Financial Corp.	2,700	51,327
Fannie Mae	5,700	346,617
Freddie Mac	7,500	442,575
MGIC Investment Corp.	2,400	77,544
PMI Group, Inc.	4,600	150,420
Washington Mutual, Inc.	5,500	194,205
Thrifts & Mortgage Finance Total		1,262,688
Financials Total		18,769,135
Health Care – 7.5%
Biotechnology – 1.2%
Amgen, Inc. (a)	9,900	560,043
Biogen Idec, Inc. (a)	11,300	749,529
Cephalon, Inc. (a)	700	51,142
Gilead Sciences, Inc. (a)	13,200	539,484
Biotechnology Total		1,900,198
Health Care Equipment & Supplies – 0.7%
Baxter International, Inc.	2,800	157,584
DENTSPLY International, Inc.	3,400	141,576
Kinetic Concepts, Inc. (a)	3,000	168,840
Medtronic, Inc.	6,800	383,588
Varian Medical Systems, Inc. (a)	600	25,134
Zimmer Holdings, Inc. (a)	2,900	234,871
Health Care Equipment & Supplies Total		1,111,593
Health Care Providers & Services – 2.3%
Aetna, Inc.	11,600	629,532
AmerisourceBergen Corp.	5,300	240,249
Cardinal Health, Inc.	2,200	137,566
Coventry Health Care, Inc. (a)	4,200	261,282
Health Net, Inc. (a)	3,600	194,580
Humana, Inc. (a)	2,800	195,664
McKesson Corp.	6,400	376,256
UnitedHealth Group, Inc.	6,100	295,423
WellCare Health Plans, Inc. (a)	4,800	506,064
WellPoint, Inc. (a)	7,800	615,576
Health Care Providers & Services Total		3,452,192
Health Care Technology – 0.3%
HLTH Corp. (a)	2,000	28,340
IMS Health, Inc.	12,500	383,000
Health Care Technology Total		411,340

	Shares	Value ($)
Pharmaceuticals – 3.0%
Endo Pharmaceuticals Holdings, Inc. (a)	7,400	229,474
Forest Laboratories, Inc. (a)	25,800	962,082
Johnson & Johnson	18,900	1,241,730
King Pharmaceuticals, Inc. (a)	1,500	17,580
Merck & Co., Inc.	10,100	522,069
Pfizer, Inc.	57,400	1,402,282
Sepracor, Inc. (a)	2,500	68,750
Warner Chilcott Ltd. (a)	2,300	40,871
Pharmaceuticals Total		4,484,838
Health Care Total		11,360,161
Industrials – 7.7%
Aerospace & Defense – 2.3%
Boeing Co.	3,800	398,962
Honeywell International, Inc.	5,300	315,191
L-3 Communications Holdings, Inc.	400	40,856
Lockheed Martin Corp.	10,500	1,139,145
Northrop Grumman Corp.	6,500	507,000
Precision Castparts Corp.	1,900	281,162
Raytheon Co.	6,900	440,358
United Technologies Corp.	4,100	329,968
Aerospace & Defense Total		3,452,642
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	2,600	141,154
FedEx Corp.	2,000	209,500
United Parcel Service, Inc., Class B	11,900	893,690
Air Freight & Logistics Total		1,244,344
Commercial Services & Supplies – 0.9%
Brink's Co.	2,400	134,112
ChoicePoint, Inc. (a)	8,700	329,904
Dun & Bradstreet Corp.	1,300	128,193
Equifax, Inc.	400	15,248
Manpower, Inc.	4,100	263,835
R.R. Donnelley & Sons Co.	1,600	58,496
Republic Services, Inc.	4,100	134,111
Robert Half International, Inc.	900	26,874
Steelcase, Inc., Class A	4,900	88,102
Waste Management, Inc.	3,000	113,220
Commercial Services & Supplies Total		1,292,095
Construction & Engineering – 0.2%
Foster Wheeler Ltd. (a)	1,200	157,536
URS Corp. (a)	1,800	101,610
Construction & Engineering Total		259,146

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Electrical Equipment – 0.2%
Emerson Electric Co.	2,800	149,016
Rockwell Automation, Inc.	3,100	215,481
Thomas & Betts Corp. (a)	300	17,592
Electrical Equipment Total		382,089
Industrial Conglomerates – 1.7%
3M Co.	9,000	842,220
General Electric Co.	35,300	1,461,420
McDermott International, Inc. (a)	400	21,632
Tyco International Ltd.	6,700	297,078
Industrial Conglomerates Total		2,622,350
Machinery – 1.4%
Caterpillar, Inc.	4,700	368,621
Cummins, Inc.	2,000	255,780
Danaher Corp.	2,400	198,504
Dover Corp.	3,800	193,610
Gardner Denver, Inc. (a)	700	27,300
Graco, Inc.	3,700	144,707
Illinois Tool Works, Inc.	6,600	393,624
Terex Corp. (a)	5,400	480,708
Machinery Total		2,062,854
Road & Rail – 0.2%
Avis Budget Group, Inc. (a)	300	6,867
Landstar System, Inc.	4,600	193,062
Ryder System, Inc.	800	39,200
Road & Rail Total		239,129
Industrials Total		11,554,649
Information Technology – 10.4%
Communications Equipment – 1.3%
Cisco Systems, Inc. (a)	52,300	1,731,653
Harris Corp.	200	11,558
Motorola, Inc.	2,200	40,766
QUALCOMM, Inc.	5,500	232,430
Communications Equipment Total		2,016,407
Computers & Peripherals – 2.4%
Apple, Inc. (a)	4,200	644,868
Dell, Inc. (a)	20,300	560,280
Hewlett-Packard Co.	18,500	921,115
International Business Machines Corp.	10,700	1,260,460
Lexmark International, Inc., Class A (a)	4,000	166,120
Computers & Peripherals Total		3,552,843

	Shares	Value ($)
Internet Software & Services – 0.3%
eBay, Inc. (a)	3,500	136,570
Google, Inc., Class A (a)	300	170,181
VeriSign, Inc. (a)	5,300	178,822
Internet Software & Services Total		485,573
IT Services – 1.0%
Accenture Ltd., Class A	16,300	656,075
Computer Sciences Corp. (a)	6,100	340,990
Fiserv, Inc. (a)	9,700	493,342
IT Services Total		1,490,407
Semiconductors & Semiconductor Equipment – 2.4%
Applied Materials, Inc.	49,000	1,014,300
Intel Corp.	18,000	465,480
Lam Research Corp. (a)	10,700	569,882
MEMC Electronic Materials, Inc. (a)	10,300	606,258
National Semiconductor Corp.	2,100	56,952
Texas Instruments, Inc.	21,800	797,662
Varian Semiconductor Equipment Associates, Inc. (a)	1,500	80,280
Semiconductors & Semiconductor Equipment Total		3,590,814
Software – 3.0%
Autodesk, Inc. (a)	7,500	374,775
BMC Software, Inc. (a)	3,500	109,305
CA, Inc.	136	3,498
Compuware Corp. (a)	5,900	47,318
McAfee, Inc. (a)	5,800	202,246
Microsoft Corp.	84,200	2,480,532
Oracle Corp. (a)	42,300	915,795
Symantec Corp. (a)	19,200	372,096
Software Total		4,505,565
Information Technology Total		15,641,609
Materials – 2.3%
Chemicals – 0.4%
Dow Chemical Co.	8,000	344,480
E.I. Du Pont de Nemours & Co.	1,000	49,560
PPG Industries, Inc.	3,800	287,090
Chemicals Total		681,130
Construction Materials – 0.2%
Eagle Materials, Inc.	5,200	185,848
Vulcan Materials Co.	1,000	89,150
Construction Materials Total		274,998
Containers & Packaging – 0.2%
Crown Holdings, Inc. (a)	3,300	75,108
Pactiv Corp. (a)	6,100	174,826
Temple-Inland, Inc.	600	31,578
Containers & Packaging Total		281,512

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Metals & Mining – 1.1%
Alcoa, Inc.	4,000	156,480
Allegheny Technologies, Inc.	2,800	307,860
Freeport-McMoRan Copper & Gold, Inc.	100	10,489
Nucor Corp.	10,300	612,541
Reliance Steel & Aluminum Co.	400	22,616
Southern Copper Corp.	2,300	284,809
United States Steel Corp.	2,500	264,850
Metals & Mining Total		1,659,645
Paper & Forest Products – 0.4%
International Paper Co.	15,300	548,811
Paper & Forest Products Total		548,811
Materials Total		3,446,096
Telecommunication Services – 2.4%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	24,600	1,040,826
CenturyTel, Inc.	4,200	194,124
Verizon Communications, Inc.	25,100	1,111,428
Diversified Telecommunication Services Total		2,346,378
Wireless Telecommunication Services – 0.9%
NII Holdings, Inc. (a)	2,700	221,805
Sprint Nextel Corp.	50,600	961,400
Telephone & Data Systems, Inc.	2,200	146,850
Wireless Telecommunication Services Total		1,330,055
Telecommunication Services Total		3,676,433
Utilities – 2.4%
Electric Utilities – 1.0%
Edison International	1,400	77,630
Exelon Corp.	3,400	256,224
FirstEnergy Corp.	12,100	766,414
FPL Group, Inc.	2,900	176,552
Pepco Holdings, Inc.	5,500	148,940
Electric Utilities Total		1,425,760
Gas Utilities – 0.1%
AGL Resources, Inc.	2,000	79,240
ONEOK, Inc.	2,100	99,540
Gas Utilities Total		178,780
Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	1,000	20,040
Constellation Energy Group, Inc.	5,800	497,582
Mirant Corp. (a)	15,100	614,268
NRG Energy, Inc. (a)	2,500	105,725
Independent Power Producers & Energy Traders Total		1,237,615

	Shares	Value ($)
Multi-Utilities – 0.5%
CenterPoint Energy, Inc.	10,000	160,300
NSTAR	6,600	229,746
OGE Energy Corp.	1,700	56,270
PG&E Corp.	2,800	133,840
Public Service Enterprise Group, Inc.	1,400	123,186
Multi-Utilities Total		703,342
Utilities Total		3,545,497
Total Common Stocks (Cost of $73,391,969)		97,433,449
Mortgage-Backed Securities – 12.3%
	Par ($)
Federal Home Loan Mortgage Corp.
5.000% 07/01/20	248,669	243,817
5.000% 09/01/20	1,253,289	1,228,835
5.000% 06/01/37	995,468	949,550
5.500% 01/01/21	194,766	194,266
5.500% 07/01/21	193,604	193,062
6.500% 07/01/29	134,844	138,365
6.500% 11/01/32	284,370	291,140
6.500% 08/01/36	488,001	496,846
8.000% 09/01/25	46,076	48,827
Federal National Mortgage Association
5.000% 10/01/20	366,487	359,331
5.000% 05/01/37	2,058,511	1,964,166
5.500% 04/01/36	174,261	170,719
5.500% 11/01/36	1,586,834	1,554,573
5.500% 05/01/37	917,910	899,091
5.500% 06/01/37	2,604,877	2,551,472
6.000% 02/01/36	763,529	764,800
6.000% 04/01/36	204,772	205,113
6.000% 06/01/36	397,474	398,136
6.000% 10/01/36	1,560,448	1,563,047
6.000% 11/01/36	523,620	524,492
6.000% 03/01/37	695,637	696,677
6.000% 07/01/37	1,014,603	1,016,120
6.500% 09/01/34	14,640	14,953
6.500% 10/01/36	330,721	336,789
6.500% 11/01/36	632,502	644,108
6.500% 01/01/37	11,393	11,602
6.500% 02/01/37	765,764	779,737
7.199% 08/01/36 (b)	35,981	36,124
7.500% 10/01/11	27,586	28,464
8.500% 08/01/11	34,382	35,676
10.000% 09/01/18	52,357	58,666
Government National Mortgage Association
7.500% 12/15/23	25,244	26,495
Total Mortgage-Backed Securities (Cost of $18,438,876)		18,425,059

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 8.4%
	Par ($)	Value ($)
Basic Materials – 0.2%
Forest Products & Paper – 0.1%
Weyerhaeuser Co.
7.375% 03/15/32	170,000	170,572
Forest Products & Paper Total		170,572
Metals & Mining – 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	150,000	154,540
Metals & Mining Total		154,540
Basic Materials Total		325,112
Communications – 1.2%
Media – 0.4%
Comcast Cable Holdings LLC
9.875% 06/15/22	51,000	66,841
Comcast Corp.
7.050% 03/15/33	200,000	210,810
News America, Inc.
6.550% 03/15/33	200,000	197,181
Time Warner Cable, Inc.
6.550% 05/01/37(c)	200,000	196,196
Media Total		671,028
Telecommunication Services – 0.8%
AT&T, Inc.
5.100% 09/15/14	250,000	241,914
New Cingular Wireless Services, Inc.
8.750% 03/01/31	162,000	205,100
Sprint Capital Corp.
6.125% 11/15/08	24,000	24,177
8.750% 03/15/32	116,000	133,022
Telecom Italia Capital SA
7.200% 07/18/36	175,000	185,193
Telefonica Emisones SAU
5.984% 06/20/11	200,000	203,480
Vodafone Group PLC
5.000% 12/16/13	200,000	192,360
Telecommunication Services Total		1,185,246
Communications Total		1,856,274
Consumer Cyclical – 0.7%
Home Builders – 0.1%
D.R. Horton, Inc.
5.625% 09/15/14	250,000	212,531
Home Builders Total		212,531

	Par ($)	Value ($)
Lodging – 0.1%
Harrah's Operating Co., Inc.
5.625% 06/01/15	175,000	139,125
Lodging Total		139,125
Retail – 0.5%
CVS Caremark Corp.
5.750% 06/01/17	150,000	146,407
Home Depot, Inc.
5.875% 12/16/36	125,000	106,770
Macy's Retail Holdings, Inc.
5.900% 12/01/16	175,000	167,470
Wal-Mart Stores, Inc.
4.125% 07/01/10	250,000	244,940
Retail Total		665,587
Consumer Cyclical Total		1,017,243
Consumer Non-Cyclical – 0.8%
Beverages – 0.1%
Diageo Capital PLC
3.375% 03/20/08	190,000	188,183
Beverages Total		188,183
Food – 0.4%
ConAgra Foods, Inc.
6.750% 09/15/11	145,000	151,567
Kraft Foods, Inc.
6.500% 08/11/17	150,000	154,943
Kroger Co.
6.200% 06/15/12	225,000	231,892
Food Total		538,402
Healthcare Services – 0.1%
UnitedHealth Group, Inc.
5.250% 03/15/11	165,000	165,766
Healthcare Services Total		165,766
Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.375% 01/15/16	160,000	151,731
Household Products/Wares Total		151,731
Pharmaceuticals – 0.1%
Wyeth
5.500% 02/01/14	165,000	164,077
Pharmaceuticals Total		164,077
Consumer Non-Cyclical Total		1,208,159

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Energy – 0.6%
Oil & Gas – 0.4%
Canadian Natural Resources Ltd.
5.700% 05/15/17	200,000	195,235
Nexen, Inc.
5.875% 03/10/35	150,000	137,385
Talisman Energy, Inc.
6.250% 02/01/38	185,000	174,283
Valero Energy Corp.
6.875% 04/15/12	175,000	184,405
Oil & Gas Total		691,308
Pipelines – 0.2%
Energy Transfer Partners LP
6.625% 10/15/36	125,000	117,882
TransCanada Pipelines Ltd.
6.350% 05/15/67(b)	185,000	177,552
Pipelines Total		295,434
Energy Total		986,742
Financials – 3.5%
Banks – 1.2%
Capital One Financial Corp.
5.500% 06/01/15	250,000	238,193
Marshall & Ilsley Corp.
4.375% 08/01/09	300,000	297,306
National City Bank
4.625% 05/01/13	186,000	178,328
PNC Funding Corp.
5.625% 02/01/17	185,000	180,810
SunTrust Preferred Capital I
5.853% 12/15/11(b)	165,000	161,902
USB Capital IX
6.189% 04/15/49(b)	285,000	285,189
Wachovia Corp.
4.875% 02/15/14	250,000	240,797
Wells Fargo & Co.
5.125% 09/01/12	250,000	249,408
Banks Total		1,831,933
Diversified Financial Services – 1.8%
AGFC Capital Trust I
6.000% 01/15/67(b)(c)	210,000	196,778
American Express Co.
4.750% 06/17/09	139,000	138,579
CIT Group, Inc.
6.100% 03/15/67(b)	90,000	74,271
Citigroup, Inc.
5.000% 09/15/14	165,000	159,046
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	200,000	199,723
Goldman Sachs Group, Inc.
6.345% 02/15/34	275,000	256,235

	Par ($)	Value ($)
HSBC Finance Corp.
5.000% 06/30/15	300,000	283,297
JPMorgan Chase Capital XVIII
6.950% 08/17/36	275,000	270,331
Lehman Brothers Holdings, Inc.
5.750% 07/18/11	200,000	200,630
MassMutual Global Funding II
2.550% 07/15/08(c)	70,000	68,577
Merrill Lynch & Co., Inc.
6.050% 08/15/12	125,000	128,165
Morgan Stanley
4.750% 04/01/14	300,000	281,796
Principal Life Global Funding I
6.250% 02/15/12(c)	144,000	150,091
Residential Capital LLC
7.500% 04/17/13	145,000	117,088
SLM Corp.
5.375% 05/15/14	175,000	152,721
Diversified Financial Services Total		2,677,328
Insurance – 0.1%
Metlife, Inc.
6.400% 12/15/36	100,000	95,085
Insurance Total		95,085
Real Estate – 0.0%
ERP Operating LP
5.200% 04/01/13	16,000	15,466
Real Estate Total		15,466
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
6.450% 06/25/12	58,000	59,582
Simon Property Group LP
5.750% 12/01/15	200,000	195,408
Real Estate Investment Trusts (REITs) Total		254,990
Savings & Loans – 0.2%
Washington Mutual, Inc.
4.625% 04/01/14	395,000	359,767
Savings & Loans Total		359,767
Financials Total		5,234,569
Industrials – 0.5%
Aerospace & Defense – 0.1%
United Technologies Corp.
7.125% 11/15/10	175,000	185,499
Aerospace & Defense Total		185,499
Machinery – 0.2%
Caterpillar Financial Services Corp.
3.625% 11/15/07	225,000	224,542
Machinery Total		224,542

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Transportation – 0.2%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	140,000	135,963
Union Pacific Corp.
3.875% 02/15/09	225,000	220,372
Transportation Total		356,335
Industrials Total		766,376
Utilities – 0.9%
Electric – 0.7%
Commonwealth Edison Co.
5.950% 08/15/16	200,000	199,316
Indiana Michigan Power Co.
5.650% 12/01/15	200,000	195,152
NY State Electric & Gas Corp.
5.750% 05/01/23	18,000	16,961
Pacific Gas & Electric Co.
5.800% 03/01/37	150,000	141,765
Progress Energy, Inc.
7.750% 03/01/31	175,000	201,622
Public Service Electric & Gas Co.
4.000% 11/01/08	57,000	56,343
Southern California Edison Co.
5.000% 01/15/14	175,000	170,127
Electric Total		981,286
Gas – 0.2%
Atmos Energy Corp.
6.350% 06/15/17	160,000	162,538
Sempra Energy
4.750% 05/15/09	150,000	148,821
Gas Total		311,359
Utilities Total		1,292,645
Total Corporate Fixed-Income Bonds & Notes (Cost of $12,978,052)		12,687,120
Collateralized Mortgage Obligations – 5.6%
Agency – 1.5%
Federal Home Loan Mortgage Corp.
4.500% 03/15/21	1,500,000	1,466,555
Federal National Mortgage Association
5.500% 08/25/17	278,916	281,191
6.000% 04/25/17	260,000	267,417
7.000% 01/25/21	23,264	23,977
Vendee Mortgage Trust
I.O.:
0.304% 03/15/29(b)	8,154,219	90,351
0.440% 09/15/27(b)	5,775,012	80,638
Agency Total		2,210,129

Collateralized Mortgage Obligations (continued)
	Par ($)	Value ($)
Non-Agency – 4.1%
Bear Stearns Adjustable Rate Mortgage Trust
5.483% 02/25/47(b)	1,046,544	1,051,278
Countrywide Alternative Loan Trust
5.250% 03/25/35	907,332	897,572
5.250% 08/25/35	155,686	155,501
5.500% 10/25/35	1,393,253	1,388,141
WaMu Mortgage Pass-Through Certificates
5.717% 02/25/37(b)	1,058,782	1,058,744
Washington Mutual Mortgage Securities Corp.
5.500% 10/25/35	1,273,092	1,273,292
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	320,923	312,383
Non-Agency Total		6,136,911
Total Collateralized Mortgage Obligations (Cost of $8,334,483)		8,347,040
Government & Agency Obligations – 5.3%
Foreign Government Obligations – 0.4%
Province of Quebec
5.000% 07/17/09	325,000	328,097
United Mexican States
7.500% 04/08/33	191,000	226,717
Foreign Government Obligations Total		554,814
U.S. Government Agencies – 2.5%
Federal Home Loan Bank
5.500% 08/13/14	1,000,000	1,039,810
Federal Home Loan Mortgage Corp.
6.625% 09/15/09	1,380,000	1,437,052
Federal National Mortgage Association
5.250% 08/01/12	1,300,000	1,326,532
U.S. Government Agencies Total		3,803,394
U.S. Government Obligations – 2.4%
U.S. Treasury Bonds
5.375% 02/15/31	1,591,000	1,703,116
7.250% 05/15/16	635,000	755,898
U.S. Treasury Notes
3.500% 02/15/10	1,200,000	1,186,313
3.875% 02/15/13	10,000	9,834
U.S. Government Obligations Total		3,655,161
Total Government & Agency Obligations (Cost of $7,869,406)		8,013,369

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II, September 30, 2007 (Unaudited)

Commercial Mortgage-Backed Securities – 3.4%
	Par ($)	Value ($)
Bear Stearns Commercial Mortgage Securities
5.449% 12/11/40 (b)	1,430,000	1,406,165
5.632% 04/12/38 (b)	400,000	395,515
JP Morgan Chase Commercial Mortgage Securities Corp.
5.525% 04/15/43 (b)	828,000	816,235
JPMorgan Chase Commercial Mortgage Securities Corp.
5.447% 06/12/47	287,000	283,799
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	1,200,000	1,199,852
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.833% 12/15/30 (b)	4,403,288	66,617
Merrill Lynch Mortgage Trust
5.417% 11/12/37 (b)	790,000	771,874
Morgan Stanley Capital I
5.370% 12/15/43	226,000	218,849
Total Commercial Mortgage-Backed Securities (Cost of $5,280,468)		5,158,906
Asset-Backed Securities – 0.2%
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37	290,000	292,123
First Plus Home Loan Trust
7.720% 05/10/24	10,338	10,223
Total Asset-Backed Securities (Cost of $300,613)		302,346
Total Investments – 99.9% (Cost of $126,593,867)(d)		150,367,289
Other Assets & Liabilities, Net – 0.1%		202,708
Net Assets – 100.0%		150,569,997

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $611,642, which represents 0.4% of net assets.

(d)  Cost for federal income tax purposes is $126,593,867.

At September 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	64.7
Mortgage-Backed Securities	12.3
Corporate Fixed-Income Bonds & Notes	8.4
Collateralized Mortgage Obligations	5.6
Government & Agency Obligations	5.3
Commercial Mortgage-Backed Securities	3.4
Asset-Backed Securities	0.2
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
I.O.	Interest Only

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Growth Fund, September 30, 2007 (Unaudited)

Investment Company – 100.1%

Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Growth Master Portfolio (a)	6,826,895,619
Total Investments – 100.1%	6,826,895,619
Other Assets & Liabilities, Net – (0.1)%	(4,214,184)
Net Assets – 100.0%	6,822,681,435

Notes to Investment Portfolio:

(a)  The financial statements of Columbia Marsico Growth Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia Marsico Growth Fund's financial statements.

Columbia Marsico Growth Fund invests only in Columbia Marsico Growth Master Portfolio. At September 30, 2007, Columbia Marsico Growth Fund owned 99.3% of Columbia Marsico Growth Master Portfolio. Columbia Marsico Growth Master Portfolio was invested in the following sectors at September 30, 2007:

Sector	% of Net Assets
Consumer Discretionary	21.8
Information Technology	14.4
Financials	11.5
Industrials	10.5
Health Care	9.7
Energy	8.1
Telecommunication Services	7.2
Materials	6.2
Consumer Staples	2.9
92.3
Short-Term Obligations	7.8
Other Assets & Liabilities, Net	(0.1)
100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Large Cap Core Fund, September 30, 2007 (Unaudited)

Investment Company – 100.1%

		Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Large Cap Core Master Portfolio (a)	1,747,506,051	1,747,506,051
Total Investments – 100.1%		1,747,506,051
Other Assets & Liabilities, Net – (0.1)%		(710,724)
Net Assets – 100.0%		1,746,795,327

Notes to Investment Portfolio:

(a)  The financial statements of Columbia Large Cap Core Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia Large Cap Core Fund's financial statements.

Columbia Large Cap Core Fund invests only in Columbia Large Cap Core Master Portfolio. At September 30, 2007, Columbia Large Cap Core Fund owned 99.5% of Columbia Large Cap Core Master Portfolio. Columbia Large Cap Core Master Portfolio was invested in the following sectors at September 30, 2007:

Sector	% of Net Assets
Financials	19.1
Information Technology	16.5
Health Care	11.7
Industrials	11.6
Energy	11.1
Consumer Staples	9.6
Consumer Discretionary	9.2
Materials	3.7
Telecommunication Services	3.5
Utilities	3.5
99.5
Securities Lending Collateral	3.9
Short-Term Obligations	0.5
Other Assets & Liabilities, Net	(3.9)
100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Focused Equities Fund, September 30, 2007 (Unaudited)

Investment Company – 99.5%

Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Marsico Focused Equities Master Portfolio (a)	5,157,162,577
Total Investments – 99.5%	5,157,162,577
Other Assets & Liabilities, Net – 0.5%	24,194,030
Net Assets – 100.0%	5,181,356,607

Notes to Investment Portfolio:

(a)  The financial statements of Columbia Marsico Focused Equities Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia Marsico Focused Equities Fund's financial statements.

Columbia Marsico Focused Equities Fund invests only in Columbia Marsico Focused Equities Master Portfolio. At September 30, 2007, Columbia Marsico Focused Equities Fund owned 99.8% of Columbia Marsico Focused Equities Master Portfolio. Columbia Marsico Focused Equities Master Portfolio was invested in the following sectors at September 30, 2007:

Sector	% of Net Assets
Consumer Discretionary	25.7
Information Technology	17.6
Financials	13.0
Energy	11.5
Health Care	9.4
Industrials	7.3
Materials	6.5
Telecommunication Services	3.9
Consumer Staples	3.2
98.1
Short-Term Obligations	2.0
Other Assets & Liabilities, Net	(0.1)
100.0

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Growth Fund II, September 30, 2007 (Unaudited)

Investment Company – 100.1%

		Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia Small Cap Growth Master Portfolio (a)	626,997,469	626,997,469
Total Investments – 100.1%		626,997,469
Other Assets & Liabilities, Net – (0.1)%		(899,310)
Net Assets – 100.0%		626,098,159

Notes to Investment Portfolio:

(a)  The financial statements of Columbia Small Cap Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with Columbia Small Cap Growth Fund II's financial statements.

Columbia Small Cap Growth Fund II invests only in Columbia Small Cap Growth Master Portfolio. At September 30, 2007, Columbia Small Cap Growth Fund II owned 99.3% of Columbia Small Cap Growth Master Portfolio. Columbia Small Cap Growth Master Portfolio was invested in the following sectors at September 30, 2007:

Sector	% of Net Assets
Information Technology	22.9
Health Care	20.7
Consumer Discretionary	17.2
Industrials	16.2
Financials	8.5
Energy	6.3
Materials	3.6
Consumer Staples	2.5
Telecommunication Services	1.6
Utilities	0.4
99.9
Short-Term Obligations	0.2
Other Assets & Liabilities, Net	(0.1)
100.0

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Stock Funds
September 30, 2007 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Asset Allocation Fund II	Columbia Marsico Growth Fund	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Small Cap Growth Fund II
Assets
Unaffiliated investments, at identified cost	126,593,867	—	—	—	—
Investment in Master Portfolio, at identified cost	—	5,138,697,710	1,422,991,338	3,672,060,140	567,556,761
Total investments, at identified cost	126,593,867	5,138,697,710	1,422,991,338	3,672,060,140	567,556,761
Unaffiliated investments, at value	150,367,289	—	—	—	—
Investment in Master Portfolio, at value	—	6,826,895,619	1,747,506,051	5,157,162,577	626,997,469
Total investments, at value	150,367,289	6,826,895,619	1,747,506,051	5,157,162,577	626,997,469
Receivable for:
Investment sold	812,027	—	—	—	—
Fund shares sold	13,532	11,990,491	1,170,607	35,253,079	292,996
Interest	396,951	—	—	—	—
Dividends	94,603	—	—	—	—
Trustees' deferred compensation plan	—	—	—	—	36,096
Total Assets	151,684,402	6,838,886,110	1,748,676,658	5,192,415,656	627,326,561
Liabilities
Payable to custodian bank	206,885	—	—	—	—
Payable for:
Investments purchased	315,808	12,016,321	—	—	—
Fund shares redeemed	245,442	—	1,249,154	7,469,553	626,936
Investment advisory fee	74,145	—	—	—	—
Administration fee	8,997	637,315	163,718	478,759	29,979
Transfer agent fee	23,804	1,451,209	243,329	1,185,526	82,498
Pricing and bookkeeping fees	10,042	3,445	3,445	3,445	3,445
Merger costs	—	—	—	—	227,760
Trustees' fees	79,138	110,209	50,565	34,976	34,129
Custody fee	2,220	640	494	418	551
Reports to shareholders	27,767	410,314	57,204	551,790	59,600
Distribution and service fees	32,896	1,520,644	60,052	1,267,691	57,846
Chief compliance officer expenses	163	383	126	341	48
Trustees' deferred compensation plan	—	—	—	—	36,096
Other liabilities	87,098	54,195	53,244	66,550	69,514
Total Liabilities	1,114,405	16,204,675	1,881,331	11,059,049	1,228,402
Net Assets	150,569,997	6,822,681,435	1,746,795,327	5,181,356,607	626,098,159
Net Assets Consist of
Paid-in capital	129,503,044	5,206,455,483	1,353,308,342	3,700,467,080	488,316,322
Undistributed net investment income	136,395	4,408,401	7,203,876	—	—
Accumulated net investment loss	—	—	—	(3,930,753)	(2,126,886)
Accumulated net realized gain (loss)	(2,842,864)	(76,380,358)	61,768,396	(282,157)	80,468,015
Unrealized appreciation on investments	23,773,422	1,688,197,909	324,514,713	1,485,102,437	59,440,708
Net Assets	150,569,997	6,822,681,435	1,746,795,327	5,181,356,607	626,098,159

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Stock Funds
September 30, 2007 (Unaudited) (continued)

	Columbia Asset Allocation Fund II	Columbia Marsico Growth Fund	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Small Cap Growth Fund II
Class A
Net assets	$108,802,623	$3,279,795,405	$200,801,486	$2,808,632,332	$219,771,650
Shares outstanding	4,409,302	142,450,904	12,464,730	113,426,477	14,920,450
Net asset value per share (a)	$24.68	$23.02	$16.11	$24.76	$14.73
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$26.19	$24.42	$17.09	$26.27	$15.63
Class B
Net assets	$11,498,518	$151,438,782	$20,906,723	$298,535,746	$12,637,145
Shares outstanding	469,860	7,058,414	1,341,962	12,922,313	947,669
Net asset value and offering price per share (a)	$24.47	$21.46	$15.58	$23.10	$13.33
Class C
Net assets	$942,234	$970,514,872	$2,434,676	$604,547,117	$4,728,309
Shares outstanding	38,543	45,172,083	156,321	26,090,320	347,253
Net asset value and offering price per share (a)	$24.45	$21.48	$15.57	$23.17	$13.62
Class R
Net assets	—	$9,267,560	—	—	—
Shares outstanding	—	404,829	—	—	—
Net asset value, offering and redemption price per share	—	$22.89	—	—	—
Class Z
Net assets	$29,326,622	$2,411,664,816	$1,522,652,442	$1,469,641,412	$388,961,055
Shares outstanding	1,190,994	102,796,814	94,493,750	58,174,765	25,467,496
Net asset value, offering and redemption price per share	$24.62	$23.46	$16.11	$25.26	$15.27

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – Stock Funds
For the Six Months Ended September 30, 2007 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Asset Allocation Fund II	Columbia Marsico Growth Fund	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Small Cap Growth Fund II
Investment Income
Dividends	932,123	—	—
Interest	1,557,468	—	—	—	—
Foreign taxes withheld	(218)	—	—	—	—
Allocated from Master Portfolio:
Dividends	—	30,855,290	14,640,579	23,555,416	1,056,559
Interest	—	14,104,280	109,455	5,060,998	199,544
Securities lending	—	—	75,484	—	6,384
Foreign taxes withheld	—	(2,075,352)	(78,144)	(1,618,350)	—
Total Investment Income	2,489,373	42,884,218	14,747,374	26,998,064	1,262,487
Expenses
Expenses allocated from Master Portfolio	—	22,363,216	5,159,641	17,523,280	2,399,397
Investment advisory fee	462,796	—	—	—	—
Administration fee	53,076	3,703,709	1,018,151	2,849,540	191,158
Distribution fee:
Class B	49,936	568,117	87,985	1,169,371	48,775
Class C	3,727	3,345,318	11,686	2,174,798	18,848
Class R	—	17,404	—	—	—
Service fee:
Class A	139,554	3,694,567	247,670	3,229,698	268,273
Class B	16,645	189,372	29,328	389,791	16,258
Class C	1,242	1,115,106	3,896	724,933	6,283
Transfer agent fee	107,950	3,102,198	754,565	2,934,421	387,316
Pricing and bookkeeping fees	48,421	20,783	20,783	20,783	20,783
Trustees' fee	5,161	9,986	2,000	2,445	2,003
Custody fee	11,029	2,389	2,023	1,987	2,036
Reports to shareholders	34,916	486,222	61,843	610,932	78,630
Chief compliance officer expenses	463	1,742	717	1,487	434
Other expenses	80,349	136,854	65,209	119,638	61,665
Expenses before interest expense	1,015,265	38,756,983	7,465,497	31,753,104	3,501,859
Interest expense	326	—	—	—	—
Interest expense allocated from Master Portfolio	—	—	6,909	3,220	1,919
Total Expenses	1,015,591	38,756,983	7,472,406	31,756,324	3,503,778
Fees waived by Transfer Agent	(57,137)	(275,429)	—	(817,689)	(115,793)
Expense reductions	(3,023)	(5,737)	(2,394)	(9,818)	(19,637)
Net Expenses	955,431	38,475,817	7,470,012	30,928,817	3,368,348
Net Investment Income (Loss)	1,533,942	4,408,401	7,277,362	(3,930,753)	(2,105,861)

See Accompanying Notes to Financial Statements.

Statements of Operations – Stock Funds
For the Six Months Ended September 30, 2007 (Unaudited) (continued)

	($)	($)	($)	($)	($)
	Columbia Asset Allocation Fund II	Columbia Marsico Growth Fund	Columbia Large Cap Core Fund	Columbia Marsico Focused Equities Fund	Columbia Small Cap Growth Fund II
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options:
Net realized gain (loss) on:
Investments	5,938,872	—	—	—	—
Allocated from Master Portfolio:
Investments	—	90,063,459	61,472,806	224,489,516	82,320,471
Foreign currency transactions	—	(12,646)	(166)	(367)	—
Written options	—	—	1,080,857	—	53,402
Net realized gain	5,938,872	90,050,813	62,553,497	224,489,149	82,373,873
Net change in unrealized appreciation (depreciation) on:
Investments	(1,617,619)	—	—	—	—
Allocated from Master Portfolio:
Investments	—	722,619,947	99,989,046	395,948,317	(11,100,145)
Foreign currency translations	—	—	895	—	—
Written options	—	—	(85,708)	—	—
Net change in unrealized appreciation (depreciation)	(1,617,619)	722,619,947	99,904,233	395,948,317	(11,100,145)
Net Gain	4,321,253	812,670,760	162,457,730	620,437,466	71,273,728
Net Increase Resulting from Operations	5,855,195	817,079,161	169,735,092	616,506,713	69,167,867

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Stock Funds

Increase (Decrease) in Net Assets	Columbia Asset Allocation Fund II		Columbia Marsico Growth Fund				Columbia Large Cap Core Fund
	(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)	(Unaudited) Six Months Ended September 30, 2007 ($)		Year Ended March 31, 2007 ($)		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations
Net investment income (loss)	1,533,942	2,964,550	4,408,401		(2,372,427)		7,277,362	19,077,951
Net realized gain on investments, foreign currency transactions and written options	5,938,872	8,445,824	90,050,813	(a)	14,262,414	(a)	62,553,497 (a)	99,693,173 (a)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	(1,617,619)	3,852,164	722,619,947	(a)	182,981,005	(a)	99,904,233 (a)	67,700,837 (a)
Net Increase Resulting from Operations	5,855,195	15,262,538	817,079,161		194,870,992		169,735,092	186,471,961
Distributions to Shareholders
From net investment income:
Class A	(1,102,502)	(2,171,018)	—		—		(545,029)	(1,217,262)
Class B	(78,726)	(204,040)	—		—		—	—
Class C	(5,716)	(27,546)	—		—		—	—
Class Z	(329,140)	(506,555)	—		—		(7,451,961)	(14,355,861)
From net realized gains:
Class A	—	—	—		—		(2,599,061)	—
Class B	—	—	—		—		(317,884)	—
Class C	—	—	—		—		(37,574)	—
Class Z	—	—	—		—		(19,675,460)	—
Total Distributions to Shareholders	(1,516,084)	(2,909,159)	—		—		(30,626,969)	(15,573,123)
Net Capital Share Transactions	(11,172,750)	(24,308,407)	283,608,759		1,245,140,560		(90,104,349)	(67,657,359)
Total Increase (Decrease) in Net Assets	(6,833,639)	(11,955,028)	1,100,687,920		1,440,011,552		49,003,774	103,241,479
Net Assets
Beginning of period	157,403,636	169,358,664	5,721,993,515		4,281,981,963		1,697,791,553	1,594,550,074
End of period	150,569,997	157,403,636	6,822,681,435		5,721,993,515		1,746,795,327	1,697,791,553
Undistributed net investment income at end of period	136,395	118,537	4,408,401		—		7,203,876	7,923,504
Accumulated net investment loss at the end of the period	—	—	—		—		—	—

(a)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Marsico Focused Equities Fund			Columbia Small Cap Growth Fund II
	(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)		(Unaudited) Six Months Ended September 30, 2007 ($)		Year Ended March 31, 2007 ($)
Operations
Net investment income (loss)	(3,930,753)	(12,083,552)		(2,105,861)		(3,524,413)
Net realized gain on investments, foreign currency transactions and written options	224,489,149	108,564,189	(a)	82,373,873	(a)	80,035,024	(a)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	395,948,317 (a)	50,550,519	(a)	(11,100,145	)(a)	(56,894,366	)(a)
Net Increase Resulting from Operations	616,506,713	147,031,156		69,167,867		19,616,245
Distributions to Shareholders
From net investment income:
Class A	—	—		—		—
Class B	—	—		—		—
Class C	—	—		—		—
Class Z	—	—		—		—
From net realized gains:
Class A	—	—		(9,261,698)		(35,804,093)
Class B	—	—		(519,474)		(3,314,131)
Class C	—	—		(200,816)		(1,015,314)
Class Z	—	—		(18,000,306)		(67,841,701)
Total Distributions to Shareholders	—	—		(27,982,294)		(107,975,239)
Net Capital Share Transactions	(102,688,492)	394,435,941		(18,525,031)		211,423,714
Total Increase (Decrease) in Net Assets	513,818,221	541,467,097		22,660,542		123,064,720
Net Assets
Beginning of period	4,667,538,386	4,126,071,289		603,437,617		480,372,897
End of period	5,181,356,607	4,667,538,386		626,098,159		603,437,617
Undistributed net investment income at end of period	—	—		—		—
Accumulated net investment loss at the end of the period	(3,930,753)	—		(2,126,886)		(21,025)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Asset Allocation Fund II
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	145,111	3,580,121	256,741	5,928,354
Distributions reinvested	41,524	1,019,593	87,950	2,020,175
Redemptions	(584,553)	(14,409,548)	(912,022)	(20,962,566)
Net Decrease	(397,918)	(9,809,834)	(567,331)	(13,014,037)
Class B
Subscriptions	8,121	195,121	10,934	248,417
Distributions reinvested	2,928	71,287	8,096	183,502
Redemptions	(180,706)	(4,417,335)	(388,919)	(8,826,256)
Net Decrease	(169,657)	(4,150,927)	(369,889)	(8,394,337)
Class C
Subscriptions	7,370	180,672	15,591	350,415
Distributions reinvested	179	4,353	1,096	24,885
Redemptions	(57,512)	(1,385,482)	(40,249)	(926,873)
Net Decrease	(49,963)	(1,200,457)	(23,562)	(551,573)
Class Z
Subscriptions	165,911	4,120,011	43,703	1,012,355
Distributions reinvested	12,151	297,648	9,483	217,764
Redemptions	(17,353)	(429,191)	(161,123)	(3,578,579)
Net Increase (Decrease)	160,709	3,988,468	(107,937)	(2,348,460)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Marsico Growth Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	25,779,650	549,364,911	60,395,634	1,171,277,592
Redemptions	(16,052,867)	(342,919,091)	(27,890,172)	(541,450,685)
Net Increase	9,726,783	206,445,820	32,505,462	629,826,907
Class B
Subscriptions	294,059	5,837,180	1,079,970	19,644,631
Redemptions	(1,531,279)	(30,360,223)	(3,586,506)	(65,140,241)
Net Decrease	(1,237,220)	(24,523,043)	(2,506,536)	(45,495,610)
Class C
Subscriptions	5,089,817	101,333,034	13,248,498	242,642,650
Redemptions	(3,885,322)	(77,380,632)	(6,172,836)	(112,412,407)
Net Increase	1,204,495	23,952,402	7,075,662	130,230,243
Class R
Subscriptions	299,345	6,327,433	218,904	4,295,458
Redemptions	(76,703)	(1,622,947)	(37,235)	(736,233)
Net Increase	222,642	4,704,486	181,669	3,559,225
Class Z
Subscriptions	13,908,397	301,966,252	38,387,022	763,389,561
Redemptions	(10,443,650)	(228,937,158)	(12,037,095)	(236,369,766)
Net Increase	3,464,747	73,029,094	26,349,927	527,019,795

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Large Cap Core Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	359,902	5,627,573	590,121	8,241,999
Distributions reinvested	189,034	2,977,289	80,749	1,156,423
Redemptions	(1,151,439)	(17,960,481)	(2,687,393)	(37,631,283)
Net Decrease	(602,503)	(9,355,619)	(2,016,523)	(28,232,861)
Class B
Subscriptions	25,746	390,102	65,903	892,588
Distributions reinvested	19,259	294,091	—	—
Redemptions	(476,226)	(7,220,570)	(729,002)	(9,921,962)
Net Decrease	(431,221)	(6,536,377)	(663,099)	(9,029,374)
Class C
Subscriptions	5,961	89,029	109,510	1,482,121
Distributions reinvested	2,257	34,449	—	—
Redemptions	(644,904)	(9,464,805)	(400,084)	(5,474,022)
Net Decrease	(636,686)	(9,341,327)	(290,574)	(3,991,901)
Class Z
Subscriptions	4,997,485	78,149,788	12,410,783	174,002,439
Distributions reinvested	798,221	12,571,981	279,199	3,925,475
Redemptions	(9,868,889)	(155,592,795)	(14,782,222)	(204,331,137)
Net Decrease	(4,073,183)	(64,871,026)	(2,092,240)	(26,403,223)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Marsico Focused Equities Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	19,375,423	438,674,539	44,224,369	927,566,929
Redemptions	(20,038,707)	(453,470,402)	(27,805,936)	(584,078,634)
Net Increase (Decrease)	(663,284)	(14,795,863)	16,418,433	343,488,295
Class B
Subscriptions	249,374	5,305,662	680,653	13,377,347
Redemptions	(4,405,999)	(93,067,590)	(9,211,930)	(182,050,208)
Net Decrease	(4,156,625)	(87,761,928)	(8,531,277)	(168,672,861)
Class C
Subscriptions	2,037,651	43,218,125	7,103,099	140,691,307
Redemptions	(4,396,544)	(93,096,489)	(5,305,846)	(104,879,402)
Net Increase (Decrease)	(2,358,893)	(49,878,364)	1,797,253	35,811,905
Class Z
Subscriptions	7,787,244	182,116,206	16,645,474	358,425,223
Redemptions	(5,752,120)	(132,368,543)	(8,191,907)	(174,616,621)
Net Increase	2,035,124	49,747,663	8,453,567	183,808,602

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Columbia Small Cap Growth Fund II
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	300,116	4,312,800	846,115	12,194,803
Proceeds received in connection with merger	—	—	5,195,908	68,880,727
Distributions reinvested	617,154	8,738,895	2,521,813	33,418,724
Redemptions	(1,028,877)	(14,798,584)	(2,119,338)	(30,091,164)
Net Increase (Decrease)	(111,607)	(1,746,889)	6,444,498	84,403,090
Class B
Subscriptions	10,379	135,475	45,625	643,544
Proceeds received in connection with merger	—	—	164,721	2,001,422
Distributions reinvested	36,074	463,552	243,591	2,943,154
Redemptions	(141,452)	(1,837,902)	(412,258)	(5,316,334)
Net Increase (Decrease)	(94,999)	(1,238,875)	41,679	271,786
Class C
Subscriptions	32,957	442,566	99,293	1,297,619
Proceeds received in connection with merger	—	—	63,412	784,361
Distributions reinvested	10,387	136,278	51,267	632,012
Redemptions	(88,518)	(1,165,065)	(91,917)	(1,195,372)
Net Increase (Decrease)	(45,174)	(586,221)	122,055	1,518,620
Class Z
Subscriptions	2,758,620	40,927,679	4,060,420	57,665,124
Proceeds received in connection with merger	—	—	8,210,911	112,435,820
Distributions reinvested	459,949	6,752,054	1,389,406	19,020,642
Redemptions	(4,205,302)	(62,632,779)	(4,310,537)	(63,891,368)
Net Increase (Decrease)	(986,733)	(14,953,046)	9,350,200	125,230,218

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2007		2007		2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$24.00		$22.22		$20.84		$20.20		$16.44		$19.92
Income from Investment Operations:
Net investment income (b)	0.25		0.43		0.32		0.31	(c)	0.25		0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.68		1.78		1.37		0.65	(d)	3.80		(3.48)
Total from Investment Operations	0.93		2.21		1.69		0.96		4.05		(3.19)
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.43)		(0.31)		(0.32)		(0.29)		(0.29)
Net Asset Value, End of Period	$24.68		$24.00		$22.22		$20.84		$20.20		$16.44
Total return (e)	3.87	%(f)(g)	10.06	%(g)	8.17	%(g)	4.80	%(g)(h)	24.73	%(g)	(16.05)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.21	%(j)	1.22%		1.13%		1.25%		1.29%		1.29%
Interest expense (k)	—	%(j)	—%		—%		—%		—%		—%
Net expenses (i)	1.21	%(j)	1.22%		1.13%		1.25%		1.29%		1.29%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.04%		0.08%		0.03%		—
Net investment income (i)	2.01	%(j)	1.89%		1.49%		1.50%		1.33%		1.58%
Portfolio turnover rate	37	%(f)	55%		102%		136%		189%		315%
Net assets, end of period (000's)	$108,803		$115,393		$119,408		$109,409		$106,642		$88,011

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expeses, total return would have been reduced.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.73%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2007		2007		2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$23.81		$22.04		$20.67		$20.04		$16.31		$19.81
Income from Investment Operations:
Net investment income (b)	0.16		0.26		0.14		0.15	(c)	0.11		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		1.77		1.38		0.64	(d)	3.76		(3.47)
Total from Investment Operations	0.81		2.03		1.52		0.79		3.87		(3.32)
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.26)		(0.15)		(0.16)		(0.14)		(0.18)
Net Asset Value, End of Period	$24.47		$23.81		$22.04		$20.67		$20.04		$16.31
Total return (e)	3.43	%(f)(g)	9.27	%(g)	7.38	%(g)	3.97	%(g)(h)	23.79	%(g)	(16.80)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.96	%(j)	1.97%		1.88%		2.00%		2.04%		2.04%
Interest expense (k)	—	%(j)	—%		—%		—%		—%		—%
Net expenses (i)	1.96	%(j)	1.97%		1.88%		2.00%		2.04%		2.04%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.04%		0.07%		0.03%		—
Net investment income (i)	1.28	%(j)	1.14%		0.68%		0.75%		0.58%		0.83%
Portfolio turnover rate	37	%(f)	55%		102%		136%		189%		315%
Net assets, end of period (000's)	$11,499		$15,225		$22,247		$43,962		$64,122		$72,344

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expeses, total return would have been reduced.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2007		2007		2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$23.79		$22.02		$20.65		$20.02		$16.31		$19.84
Income from Investment Operations:
Net investment income (b)	0.17		0.26		0.15		0.15	(c)	0.11		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.77		1.37		0.65	(d)	3.75		(3.48)
Total from Investment Operations	0.81		2.03		1.52		0.80		3.86		(3.33)
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.26)		(0.15)		(0.17)		(0.15)		(0.20)
Net Asset Value, End of Period	$24.45		$23.79		$22.02		$20.65		$20.02		$16.31
Total return (e)	3.43	%(f)(g)	9.28	%(f)	7.39	%(f)	4.02	%(f)(h)	23.73	%(f)	(16.80)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.96	%(j)	1.97%		1.88%		2.00%		2.04%		2.04%
Interest expense (k)	—	%(j)	—%		—%		—%		—%		—%
Net expenses (i)	1.96	%(j)	1.97%		1.88%		2.00%		2.04%		2.04%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.04%		0.07%		0.03%		—
Net investment income (i)	1.40	%(j)	1.14%		0.73%		0.75%		0.58%		0.83%
Portfolio turnover rate	37	%(g)	55%		102%		136%		189%		315%
Net assets, end of period (000's)	$942		$2,105		$2,468		$2,628		$2,372		$1,992

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expeses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.95%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2007		2007		2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$23.95		$22.17		$20.81		$20.18		$16.42		$19.93
Income from Investment Operations:
Net investment income (b)	0.28		0.49		0.37		0.36	(c)	0.29		0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.78		1.36		0.64	(d)	3.81		(3.49)
Total from Investment Operations	0.95		2.27		1.73		1.00		4.10		(3.17)
Less Distributions to Shareholders:
From net investment income	(0.28)		(0.49)		(0.37)		(0.37)		(0.34)		(0.34)
Net Asset Value, End of Period	$24.62		$23.95		$22.17		$20.81		$20.18		$16.42
Total return (e)	3.97	%(f)(g)	10.35	%(f)	8.35	%(f)	5.01	%(f)(h)	25.07	%(f)	(15.96)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	0.96	%(j)	0.97%		0.88%		1.00%		1.04%		1.04%
Interest expense (k)	—	%(j)	—%		—%		—%		—%		—%
Net expenses (i)	0.96	%(j)	0.97%		0.88%		1.00%		1.04%		1.04%
Waiver/Reimbursement	0.08	%(j)	0.07%		0.04%		0.07%		0.03%		—
Net investment income (i)	2.25	%(j)	2.15%		1.72%		1.75%		1.58%		1.83%
Portfolio turnover rate	37	%(g)	55%		102%		136%		189%		315%
Net assets, end of period (000's)	$29,327		$24,680		$25,236		$26,425		$25,750		$35,514

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expeses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.94%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.22		$19.53		$17.04		$15.80		$11.86		$14.72
Income from Investment Operations:
Net investment income (loss) (c)	0.02		—	(d)	(0.03)		(0.03)		(0.06)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	2.78		0.69		2.52		1.27		4.00		(2.78)
Total from Investment Operations	2.80		0.69		2.49		1.24		3.94		(2.86)
Net Asset Value, End of Period	$23.02		$20.22		$19.53		$17.04		$15.80		$11.86
Total return (e)	13.85	%(f)(g)	3.53	%(g)	14.61	%(g)	7.85	%(g)	33.22	%(g)	(19.43)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.20	%(h)(i)	1.22	%(i)	1.21%		1.30%		1.37%		1.42%
Waiver/Reimbursement	0.01	%(h)	0.01%		0.06	%(j)	0.03	%(j)	0.02	%(j)	—
Net investment income (loss)	0.18	%(h)(i)	0.01	%(i)	(0.15)%		(0.21)%		(0.42)%		(0.62)%
Net assets, end of period (000's)	$3,279,795		$2,864,153		$1,956,822		$988,948		$546,537		$279,840

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01.

(e)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.92		$18.40		$16.18		$15.12		$11.43		$14.29
Income from Investment Operations:
Net investment loss (c)	(0.05)		(0.13)		(0.15)		(0.15)		(0.16)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.59		0.65		2.37		1.21		3.85		(2.69)
Total from Investment Operations	2.54		0.52		2.22		1.06		3.69		(2.86)
Net Asset Value, End of Period	$21.46		$18.92		$18.40		$16.18		$15.12		$11.43
Total return (d)	13.42	%(e)(f)	2.83	%(f)	13.72	%(f)	7.01	%(f)	32.28	%(f)	(20.01)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.95	%(g)(h)	1.97	%(h)	1.96%		2.05%		2.12%		2.17%
Waiver/Reimbursement	0.01	%(g)	0.01%		0.06	%(i)	0.03	%(i)	0.02	%(i)	—
Net investment loss	(0.54	)%(g)(h)	(0.71	)%(h)	(0.85)%		(0.96)%		(1.17)%		(1.37)%
Net assets, end of period (000's)	$151,439		$156,923		$198,749		$194,668		$200,270		$137,432

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$18.94		$18.43		$16.20		$15.14		$11.44		$14.31
Income from Investment Operations:
Net investment loss (c)	(0.06)		(0.13)		(0.15)		(0.15)		(0.17)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		0.64		2.38		1.21		3.87		(2.70)
Total from Investment Operations	2.54		0.51		2.23		1.06		3.70		(2.87)
Net Asset Value, End of Period	$21.48		$18.94		$18.43		$16.20		$15.14		$11.44
Total return (d)	13.41	%(e)(f)	2.77	%(f)	13.77	%(f)	7.00	%(f)	32.34	%(f)	(20.06)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.95	%(g)(h)	1.97	%(h)	1.96%		2.05%		2.12%		2.17%
Waiver/Reimbursement	0.01	%(g)	0.01%		0.06	%(i)	0.03	%(i)	0.02	%(i)	—
Net investment loss	(0.57	)%(g)(h)	(0.74	)%(h)	(0.89)%		(0.96)%		(1.17)%		(1.37)%
Net assets, end of period (000's)	$970,515		$832,852		$679,735		$352,016		$177,599		$55,913

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i) Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares (a)	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		Period Ended March 31, 2006 (b)
Net Asset Value, Beginning of Period	$20.14		$19.49		$18.89
Income from Investment Operations:
Net investment loss (c)	(0.02)		(0.08)		(0.01)
Net realized and unrealized gain on investments and foreign currency	2.77		0.73		0.61
Total from Investment Operations	2.75		0.65		0.60
Net Asset Value, End of Period	$22.89		$20.14		$19.49
Total return (d)(e)	13.65	%(f)	3.34%		3.18	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.45	%(g)(h)	1.47	%(h)	1.54	%(g)
Waiver/Reimbursement	0.01	%(g)	0.01%		0.07	%(g)(i)
Net investment loss	(0.15	)%(g)(h)	(0.42	)%(h)	(0.35	)%(g)
Net assets, end of period (000's)	$9,268		$3,669		$10

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01% for the year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.58		$19.82		$17.25		$15.96		$11.95		$14.79
Income from Investment Operations:
Net investment income (loss) (c)	0.05		0.05		0.02		0.01		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	2.83		0.71		2.55		1.28		4.03		(2.79)
Total from Investment Operations	2.88		0.76		2.57		1.29		4.01		(2.84)
Net Asset Value, End of Period	$23.46		$20.58		$19.82		$17.25		$15.96		$11.95
Total return (d)	13.99	%(e)(f)	3.83	%(f)	14.90	%(f)	8.08	%(f)	33.56	%(f)	(19.20)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.95	%(g)(h)	0.97	%(h)	0.96%		1.05%		1.12%		1.17%
Waiver/Reimbursement	0.01	%(g)	0.01%		0.06	%(i)	0.03	%(i)	0.02	%(i)	—
Net investment income (loss)	0.43	%(g)(h)	0.25	%(h)	0.11%		0.04%		(0.17)%		(0.37)%
Net assets, end of period (000's)	$2,411,665		$2,044,397		$1,446,667		$774,996		$371,942		$106,436

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value.

(e)  Not Annualized

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.86		$13.35		$12.00		$11.55		$8.76		$12.31
Income from Investment Operations:
Net investment income (c)	0.05		0.14		0.11		0.10		0.03		0.04
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.45		1.46		1.35		0.45	(d)	2.79		(3.56)
Total from Investment Operations	1.50		1.60		1.46		0.55		2.82		(3.52)
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.09)		(0.11)		(0.10)		(0.03)		(0.03)
From net realized gains	(0.21)		—		—		—		—		—
Total distributions to shareholders	(0.25)		(0.09)		(0.11)		(0.10)		(0.03)		(0.03)
Net Asset Value, End of Period	$16.11		$14.86		$13.35		$12.00		$11.55		$8.76
Total return (e)	10.14	%(f)	12.00%		12.19	%(g)	4.71	%(g)(h)	32.21	%(g)	(28.61)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.07	%(i)(j)	1.05	%(i)	1.03%		1.12	%(k)	1.18	%(k)	1.19%
Interest expense	—	%(j)(l)	—	%(l)	—		—	%(l)	—		—
Net expenses	1.07	%(i)(j)	1.05	%(i)	1.03%		1.12	%(k)	1.18	%(k)	1.19%
Waiver/Reimbursement	—		—		0.06	%(m)	0.03	%(m)	0.03	%(m)	—
Net investment income	0.63	%(i)(j)	0.98	%(i)	0.86%		0.89%		0.27%		0.44%
Portfolio turnover rate	—		—		—		—		—		15	%(n)
Net assets, end of period (000's)	$200,801		$194,203		$201,359		$213,513		$245,616		$213,691

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Without the effect from the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.39		$12.95		$11.65		$11.21		$8.54		$12.07
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		0.03		0.01		0.02		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.41		1.41		1.31		0.42	(d)	2.72		(3.50)
Total from Investment Operations	1.40		1.44		1.32		0.44		2.67		(3.53)
Less Distributions to Shareholders:
From net investment income	(0.21)		—		(0.02)		—	(e)	—		—	(e)
Net Asset Value, End of Period	$15.58		$14.39		$12.95		$11.65		$11.21		$8.54
Total return (f)	9.74	%(g)	11.12%		11.33	%(h)	3.93	%(h)(i)	31.26	%(h)	(29.23)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.82	%(j)(k)	1.80	%(k)	1.78%		1.87	%(l)	1.93	%(l)	1.94%
Interest expense	—	%(j)(m)	—	%(m)	—		—	%(m)	—		—
Net expenses	1.82	%(j)(k)	1.80	%(k)	1.78%		1.87	%(l)	1.93	%(l)	1.94%
Waiver/Reimbursement	—		—		0.06	%(n)	0.03	%(n)	0.03	%(n)	—
Net investment income (loss)	(0.12	)%(j)(k)	0.21	%(k)	0.11%		0.14%		(0.48)%		(0.31)%
Portfolio turnover rate	—		—		—		—		—		15	%(o)
Net assets, end of period (000's)	$20,907		$25,523		$31,542		$37,140		$44,571		$38,972

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Without the effect from the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(m)  Rounds to less than 0.01%.

(n)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(o)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.39		$12.94		$11.64		$11.21		$8.54		$12.08
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		0.03		0.01		0.02		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.40		1.42		1.31		0.42	(d)	2.72		(3.51)
Total from Investment Operations	1.39		1.45		1.32		0.44		2.67		(3.54)
Less Distributions to Shareholders:
From net investment income	—		—		(0.02)		(0.01)		—		—
From net realized gains	(0.21)		—		—		—		—		—
Total distributions to shareholders	(0.21)		—		(0.02)		(0.01)		—		—
Net Asset Value, End of Period	$15.57		$14.39		$12.94		$11.64		$11.21		$8.54
Total return (e)	9.67	%(f)	11.21%		11.34	%(g)	3.91	%(g)(h)	31.26	%(g)	(29.30)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.82	%(i)(j)	1.80	%(i)	1.78%		1.87	%(k)	1.93	%(k)	1.94%
Interest expense	—	%(j)(l)	—	%(l)	—		—	%(l)	—		—
Net expenses	1.82	%(i)(j)	1.80	%(i)	1.78%		1.87	%(k)	1.93	%(k)	1.94%
Waiver/Reimbursement	—		—		0.06	%(m)	0.03	%(m)	0.03	%(m)	—
Net investment income (loss)	(0.11	)%(i)(j)	0.21	%(i)	0.11%		0.14%		(0.48)%		(0.31)%
Portfolio turnover rate	—		—		—		—		—		15	%(n)
Net assets, end of period (000's)	$2,435		$11,413		$14,026		$14,899		$16,702		$12,857

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Without the effect from the investment advisor's reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.88		$13.39		$12.03		$11.58		$8.78		$12.35
Income from Investment Operations:
Net investment income (c)	0.07		0.17		0.14		0.13		0.05		0.07
Net realized and unrealized gain (loss) on investments, foreign currency and written options	1.45		1.47		1.36		0.45	(d)	2.81		(3.59)
Total from Investment Operations	1.52		1.64		1.50		0.58		2.86		(3.52)
Less Distributions to Shareholders:
From net investment income	(0.08)		(0.15)		(0.14)		(0.13)		(0.06)		(0.05)
From net realized gains	(0.21)		—		—		—		—		—
Total distributions to shareholders	(0.29)		(0.15)		(0.14)		(0.13)		(0.06)		(0.05)
Net Asset Value, End of Period	$16.11		$14.88		$13.39		$12.03		$11.58		$8.78
Total return (e)	10.23	%(f)	12.28%		12.50	%(g)	4.98	%(g)(h)	32.58	%(g)	(28.55)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.82	%(i)(j)	0.80	%(i)	0.78%		0.87	%(k)	0.93	%(k)	0.94%
Interest expense	—	%(j)(l)	—	%(l)	—		—		—		—
Net expenses	0.82	%(i)(j)	0.80	%(i)	0.78%		0.87	%(k)	0.93	%(k)	0.94%
Waiver/Reimbursement	—		—		0.06	%(m)	0.03	%(m)	0.03	%(m)	—
Net investment income	0.88	%(i)(j)	1.23	%(i)	1.11%		1.14%		0.52%		0.69%
Portfolio turnover rate	—		—		—		—		—		15	%(n)
Net assets, end of period (000)	$1,522,652		$1,466,653		$1,347,623		$1,187,622		$1,517,644		$1,393,260

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the investment advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Without the effect from the investment advisor 's reimbursment for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$21.81		$21.10		$17.67		$16.79		$12.70		$15.77
Income from Investment Operations:
Net investment loss (c)	(0.01)		(0.04)		(0.05)		(0.06)		(0.08)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		0.75		3.48		0.94		4.17		(2.99)
Total from Investment Operations	2.95		0.71		3.43		0.88		4.09		(3.07)
Net Asset Value, End of Period	$24.76		$21.81		$21.10		$17.67		$16.79		$12.70
Total return (d)	13.53	%(e)(f)	3.36	%(f)	19.41	%(f)	5.24	%(f)	32.20	%(f)	(19.47)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.22	%(h)	1.24%		1.22%		1.30%		1.34%		1.37%
Interest expense	—	%(h)(i)	—		—		—		—		—
Net expenses (g)	1.22	%(h)	1.24%		1.22%		1.30%		1.34%		1.37%
Waiver/Reimbursement	0.03	%(h)	0.04%		0.08	%(j)	0.03	%(j)	0.03	%(j)	—
Net investment loss (g)	(0.09	)%(h)	(0.19)%		(0.27)%		(0.37)%		(0.49)%		(0.60)%
Net assets, end of period (000's)	$2,808,632		$2,488,288		$2,061,076		$1,256,948		$1,030,985		$537,958

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.42		$19.91		$16.80		$16.08		$12.25		$15.33
Income from Investment Operations:
Net investment loss (c)	(0.09)		(0.17)		(0.18)		(0.18)		(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	2.77		0.68		3.29		0.90		4.02		(2.90)
Total from Investment Operations	2.68		0.51		3.11		0.72		3.83		(3.08)
Net Asset Value, End of Period	$23.10		$20.42		$19.91		$16.80		$16.08		$12.25
Total return (d)	13.12	%(e)(f)	2.56	%(f)	18.51	%(f)	4.48	%(f)	31.27	%(f)	(20.09)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.97	%(h)	1.99%		1.97%		2.05%		2.09%		2.12%
Interest expense	—	%(h)(i)	—		—		—		—		—
Net expenses (g)	1.97	%(h)	1.99%		1.97%		2.05%		2.09%		2.12%
Waiver/Reimbursement	0.03	%(h)	0.04%		0.08	%(j)	0.03	%(j)	0.03	%(j)	—
Net investment loss (g)	(0.82	)%(h)	(0.85)%		(1.01)%		(1.12)%		(1.24)%		(1.35)%
Net assets, end of period (000's)	$298,536		$348,836		$509,933		$517,489		$576,884		$462,082

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$20.49		$19.97		$16.85		$16.13		$12.29		$15.38
Income from Investment Operations:
Net investment loss (c)	(0.09)		(0.18)		(0.19)		(0.18)		(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	2.77		0.70		3.31		0.90		4.03		(2.91)
Total from Investment Operations	2.68		0.52		3.12		0.72		3.84		(3.09)
Net Asset Value, End of Period	$23.17		$20.49		$19.97		$16.85		$16.13		$12.29
Total return (d)	13.08	%(e)(f)	2.60	%(f)	18.52	%(f)	4.46	%(f)	31.24	%(f)	(20.09)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.97	%(h)	1.99%		1.97%		2.05%		2.09%		2.12%
Interest expense	—	%(h)(i)	—		—		—		—		—
Net expenses (g)	1.97	%(h)	1.99%		1.97%		2.05%		2.09%		2.12%
Waiver/Reimbursement	0.03	%(h)	0.04%		0.08	%(j)	0.03	%(j)	0.03	%(j)	—
Net investment loss (g)	(0.84	)%(h)	(0.92)%		(1.01)%		(1.12)%		(1.24)%		(1.35)%
Net assets, end of period (000's)	$604,547		$582,805		$532,250		$382,989		$342,885		$175,032

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$22.22		$21.45		$17.92		$16.98		$12.81		$15.87
Income from Investment Operations:
Net investment income (loss) (c)	0.02		0.01		—	(d)	(0.02)		(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	3.02		0.76		3.53		0.96		4.21		(3.01)
Total from Investment Operations	3.04		0.77		3.53		0.94		4.17		(3.06)
Net Asset Value, End of Period	$25.26		$22.22		$21.45		$17.92		$16.98		$12.81
Total return (e)	13.68	%(f)(g)	3.59	%(g)	19.70	%(g)	5.54	%(g)	32.55	%(g)	(19.28)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.97	%(i)	0.99%		0.97%		1.05%		1.09%		1.12%
Interest expense	—	%(i)(j)	—		—		—		—		—
Net expenses (h)	0.97	%(i)	0.99%		0.97%		1.05%		1.09%		1.12%
Waiver/Reimbursement	0.03	%(i)	0.04%		0.08	%(k)	0.03	%(k)	0.03	%(k)	—
Net investment income (loss) (h)	0.15	%(i)	0.06%		(0.01)%		(0.12)%		(0.24)%		(0.35)%
Net assets, end of period (000's)	$1,469,641		$1,247,610		$1,022,812		$751,124		$701,306		$384,706

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$13.79		$17.56		$15.06		$15.04		$9.96		$14.84
Income from Investment Operations:
Net investment income (loss) (c)	(0.06)		(0.12)		(0.13)		(0.14)		(0.13)		(0.10)
Net realized and unrealized gain (loss) on investments and written options	1.63		(0.24	)(d)	4.51		0.16		5.21		(4.78)
Total from Investment Operations	1.57		(0.36)		4.38		0.02		5.08		(4.88)
Less Distributions to Shareholders:
From net realized gains	(0.63)		(3.41)		(1.88)		—		—		—
Net Asset Value, End of Period	$14.73		$13.79		$17.56		$15.06		$15.04		$9.96
Total return (e)(f)	11.59	%(g)	(0.03)%		30.90%		0.13%		51.00%		(32.88)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.20	%(h)(i)	1.23	%(h)	1.24%		1.32%		1.38	%(j)	1.40%
Interest expense	—	%(i)(k)	—		—		—		—	%(k)	—	%(k)
Net expenses	1.20	%(h)(i)	1.23	%(h)	1.24%		1.32%		1.38	%(j)	1.40%
Waiver/Reimbursement	0.04	%(i)	0.03%		0.07	%(l)	0.08	%(l)	0.12	%(l)	0.08%
Net investment loss	(0.80	)%(h)(i)	(0.81	)%(h)	(0.84)%		(0.96)%		(1.00)%		(0.86)%
Portfolio turnover rate	—		—		—		—		40	%(m)	44%
Net assets end of period (000's)	$219,772		$207,258		$150,761		$132,400		$212,854		$128,620

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of 0.02%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$12.49		$16.21		$14.13		$14.22		$9.49		$14.25
Income from Investment Operations:
Net investment income (loss) (c)	(0.10)		(0.21)		(0.24)		(0.24)		(0.22)		(0.18)
Net realized and unrealized gain (loss) on investments and written options	1.46		(0.22	)(d)	4.20		0.15		4.95		(4.58)
Total from Investment Operations	1.36		(0.43)		3.96		(0.09)		4.73		(4.76)
Less Distributions to Shareholders:
From net realized gains	(0.52)		(3.29)		(1.88)		—		—		—
Net Asset Value, End of Period	$13.33		$12.49		$16.21		$14.13		$14.22		$9.49
Total return (e)(f)	11.07	%(g)	(0.69)%		29.92%		(0.63)%		49.84%		(33.40)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interst expense	1.95	%(h)(i)	1.98	%(h)	1.99%		2.07%		2.13	%(j)	2.15%
Interest expense	—	%(i)(k)	—		—		—		—	%(k)	—	%(k)
Net expenses	1.95	%(h)(i)	1.98	%(h)	1.99%		2.07%		2.13	%(j)	2.15%
Waiver/Reimbursement	0.04	%(i)	0.03%		0.07	%(l)	0.08	%(l)	0.12	%(l)	0.08%
Net investment loss	(1.55	)%(h)(i)	(1.58	)%(h)	(1.59)%		(1.73)%		(1.75)%		(1.61)%
Portfolio turnover rate	—		—		—		—		40	%(m)	44%
Net assets, end of period (000's)	$12,637		$13,018		$16,229		$16,131		$19,367		$12,567

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of 0.02%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$12.74		$16.47		$14.33		$14.42		$9.62		$14.45
Income from Investment Operations:
Net investment income (loss) (c)	(0.10)		(0.21)		(0.24)		(0.24)		(0.22)		(0.18)
Net realized and unrealized gain (loss) on investments and written options	1.30		(0.23	)(d)	4.26		0.15		5.02		(4.65)
Total from Investment Operations	1.40		(0.44)		4.02		(0.09)		4.80		(4.83)
Less Distributions to Shareholders:
From net realized gains	(0.52)		(3.29)		(1.88)		—		—		—
Net Asset Value, End of Period	$13.62		$12.74		$16.47		$14.33		$14.42		$9.62
Total return (e)(f)	11.17	%(g)	(0.74)%		29.93%		(0.62)%		49.90%		(33.43)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.95	%(h)(i)	1.98	%(h)	1.99%		2.07%		2.13	%(j)	2.15%
Interest expense	—	%(i)(k)	—		—		—		—	%(k)	—	%(k)
Net expenses	1.95	%(h)(i)	1.98	%(h)	1.99%		2.07%		2.13	% (j)	2.15%
Waiver/Reimbursement	0.04	%(i)	0.03%		0.07	%(l)	0.08	%(l)	0.12	%(l)	0.08%
Net investment loss	(1.56	)%(h)(i)	(1.57	)%(h)	(1.59)%		(1.73)%		(1.75)%		(1.61)%
Portfolio turnover rate	—		—		—		—		40	%(m)	44%
Net assets end of period (000's)	$4,728		$4,998		$4,452		$3,651		$5,454		$3,644

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of 0.02%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$14.30		$18.06		$15.40		$15.35		$10.14		$15.07
Income from Investment Operations:
Net investment loss (c)	(0.04)		(0.08)		(0.10)		(0.11)		(0.10)		(0.07)
Net realized and unrealized gain (loss) on investments and written options	1.68		(0.23	)(d)	4.64		0.16		5.31		(4.86)
Total from Investment Operations	1.64		(0.31)		4.54		0.05		5.21		(4.93)
Less Distributions to Shareholders:
From net realized gains	(0.67)		(3.45)		(1.88)		—		—		—
Net Asset Value, End of Period	$15.27		$14.30		$18.06		$15.40		$15.35		$10.14
Total return (e)(f)	11.66	%(g)	0.33%		31.26%		0.33%		51.38%		(32.71)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	0.95	%(h)(i)	0.98	%(h)	0.99%		1.07%		1.13	%(j)	1.15%
Interest expense	—	%(i)(k)	—		—		—		—	%(k)	—	%(k)
Net expenses	0.95	%(h)(i)	0.98	%(h)	0.99%		1.07%		1.13	%(j)	1.15%
Waiver/Reimbursement	0.04	%(i)	0.03%		0.07	%(l)	0.08	%(l)	0.12	%(l)	0.08%
Net investment loss	(0.55	)%(h)(i)	(0.56	)%(h)	(0.59)%		(0.73)%		(0.75)%		(0.61)%
Portfolio turnover rate	—		—		—		—		40	%(m)	44%
Net assets end of period (000's)	$388,961		$378,164		$308,930		$360,975		$509,419		$410,198

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of Columbia Small Cap Growth Master Portfolio.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the investment advisor had an impact of 0.02%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Stock Funds
September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Asset Allocation Fund II

Columbia Marsico Growth Fund

Columbia Large Cap Core Fund

Columbia Marsico Focused Equities Fund

Columbia Small Cap Growth Fund II

Investment Objectives

Columbia Asset Allocation Fund II seeks total return, consisting of long-term capital appreciation and current income. Columbia Marsico Growth Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II each seek long-term growth of capital. Columbia Large Cap Core Fund seeks long-term capital appreciation.

Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II (the "Feeder Funds") seek to achieve their investment objectives by investing all or substantially all of their assets in Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio, respectively (the "Master Portfolios"). The Master Portfolios are each a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). Each Master Portfolio has the same investment objective as its corresponding Feeder Fund. The values of the Feeder Funds' investments in their respective Master Portfolios that are included in the Statements of Assets and Liabilities, reflect the Feeder Funds' proportionate amount of beneficial interest in the net assets of the respective Master Portfolios (99.3% for Columbia Marsico Growth Master Portfolio, 99.5% for Columbia Large Cap Core Master Portfolio, 99.8% for Columbia Marsico Focused Equities Master Portfolio and 99.3% for Columbia Small Cap Growth Master Portfolio at September 30, 2007). The financial statements of the Master Portfolios, including their investment portfolios, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds that are managed by Columbia Management Advisors, LLC ("Columbia"), that are not registered under the 1940 Act and whose financial statements are not presented here, also invest in the Master Portfolios.

At a Board meeting held in June 2007, the Board of Trustees voted to take various actions to convert Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II into stand-alone funds, investing directly in individual portfolio securities rather than in their respective Master Portfolios. Among other actions, the Board adopted an advisory agreement with Columbia and a sub-advisory agreement with Marsico Capital Management, LLC for Columbia Marsico Focused Equities Fund on the same terms as are currently in place at the Master Portfolio level. These actions will not result in any changes in the investment objective or principal investment strategies of, or total fees charged to, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II. Nor will they result in a change in the principal risks of investing in these Funds, except that the risks of investing in a master-feeder structure will no longer apply. There will be no transaction or other costs charged to Fund shareholders and no federal income tax consequences as a result of these actions. Fund shareholder approval is not required to implement these actions and, therefore, will not be requested. The conversion is expected to take place in late February 2008.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Asset Allocation Fund II, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Marsico Growth Fund offers five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Stock Funds, September 30, 2007 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Similar policies are followed by the Master Portfolios in which the Feeder Funds invest. See the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for the Master Portfolios' valuation policies.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Delayed Delivery Securities

Columbia Asset Allocation Fund II may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

Columbia Asset Allocation Fund II may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that Columbia, the Funds' investment advisor, has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Stock Funds, September 30, 2007 (Unaudited)

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Funds estimate components of distributions from real estate investment trust (REITs). Distributions received from REITs in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gain as applicable. If the Columbia Asset Allocation Fund II no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses), are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Funds record their proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolios on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolios based upon the relative value of their investment in the Master Portfolios.

Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for Columbia Asset Allocation Fund II. Dividends from net investment income, if any, are declared and paid annually by the remaining Funds. Net realized capital gains, if any, are distributed at least annually for all Funds.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income *	Long-Term Capital Gains
Columbia Asset Allocation Fund II	$2,909,159	$—
Columbia Marsico
Growth Fund	—	—
Columbia Large Cap
Core Fund	15,573,123	—
Columbia Marsico
Focused Equities Fund	—	—
Columbia Small Cap
Growth Fund II	9,984,992	97,990,247

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Stock Funds, September 30, 2007 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation		Unrealized Depreciation		Net Unrealized Appreciation
Columbia Asset Allocation Fund II	$26,696,196		$(2,922,774)		$23,773,422
Columbia Marsico Growth Fund	—	*	—	*	—	*
Columbia Large Cap Core Fund	—	*	—	*	—	*
Columbia Marsico Focused Equities Fund	—	*	—	*	—	*
Columbia Small Cap Growth Fund II	—	*	—	*	—	*

*  See corresponding Master Portfolio's notes to financial statements for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in:
	2008	2009	2010	2011	2012	2013	Total
Columbia Asset Allocation Fund II	$—	$—	$—	$—	$8,566,692	$—	$8,566,692
Columbia Marsico Growth Fund	1,479,676	1,479,676	66,806,078	61,903,630	—	30,480,049	162,149,109
Columbia Marsico Focused Equities Fund	—	—	61,296,471	145,695,377	—	732,294	207,724,142

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to Asset Allocation Fund II and the Master Portfolios. Columbia receives an investment advisory fee from Columbia Asset Allocation Fund II, calculated daily and payable monthly, at the annual rate of 0.60% of the Fund's average daily net assets.

The Feeder Funds indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios. (See Note 4 of Notes to Financial Statements of the Master Portfolios.)

Stock Funds, September 30, 2007 (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Administration Fee Rate
Columbia Asset Allocation Fund II	0.12%
Columbia Marsico Growth Fund	0.12%
Columbia Large Cap Core Fund	0.12%
Columbia Marsico Focused Equities Fund	0.12%
Columbia Small Cap Growth Fund II	0.07%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, Columbia Asset Allocation Fund II pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for Columbia Asset Allocation Fund II will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Columbia Asset Allocation Fund II reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses. In addition, the Funds reimburse Columbia for services related to the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended September 30, 2007, the amounts charged to the Funds by affiliates included in the Statements of Operations under "Pricing and bookkeeping fees" were as follows:

	Amounts Charged by Affiliates	Amounts Unpaid to Affiliates
Columbia Asset Allocation Fund II	$7,442	$1,313
Columbia Marsico Growth Fund	1,783	834
Columbia Large Cap Core Fund	1,783	834
Columbia Marsico Focused Equities Fund	1,783	834
Columbia Small Cap Growth Fund II	1,783	834

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees, for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for

Stock Funds, September 30, 2007 (Unaudited)

each Fund. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of $20 may apply on certain accounts with a value below the initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations.

For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses as follows:

Account Balance Fee Reductions
Columbia Asset Allocation Fund II	$2,938
Columbia Marsico Growth Fund	5,733
Columbia Large Cap Core Fund	2,383
Columbia Marsico Focused Equities Fund	9,813
Columbia Small Cap Growth Fund II	19,622

For the six months ended September 30, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees and waivers, if applicable, as a percentage of the Funds' average daily net assets, were as follows:

Annualized Effective Fee Rates
Columbia Asset Allocation Fund II	0.06%
Columbia Marsico Growth Fund	0.09%
Columbia Large Cap Core Fund	0.09%
Columbia Marsico Focused Equities Fund	0.09%
Columbia Small Cap Growth Fund II	0.08%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Asset Allocation Fund II	$3,831	$—	$3,276	$114
Columbia Marsico Growth Fund	92,303	5,518	74,166	55,809
Columbia Large Cap Core Fund	3,955	—	4,470	1,730
Columbia Marsico Focused Equities Fund	53,564	13,771	127,931	34,483
Columbia Small Cap Growth Fund II	5,751	3,115	5,611	1,259

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Marsico Growth Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

Stock Funds, September 30, 2007 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

For Columbia Small Cap Growth Fund II, Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse certain expenses through July 31, 2008, so that the expenses incurred by the Fund (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, will not exceed 1.15% annually of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after July 31, 2008.

Columbia and/or the Distributor are entitled to recover from Columbia Small Cap Growth Fund II any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement, if such recovery does not cause the Fund's total operating expenses to exceed the expense limitations in effect at the time of recovery.

At September 30, 2007, the amounts potentially recoverable by Columbia from Columbia Small Cap Growth Fund II pursuant to this arrangement is $335,159, expiring March 31, 2008.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended September 30, 2007, these credits reduced total expenses as follows:

Custody Credits
Columbia Asset Allocation Fund II	$85
Columbia Marsico Growth Fund	4
Columbia Large Cap Core Fund	11
Columbia Marsico Focused Equities Fund	5
Columbia Small Cap Growth Fund II	15

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

As a result of fund mergers, certain Funds assumed the assets and liabilities of the deferred compensation plan of an acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Stock Funds, September 30, 2007 (Unaudited)

Note 5. Portfolio Information

For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities				Other Investment Securities
	Purchases		Sales		Purchases		Sales
Columbia Asset Allocation Fund II	$23,319,632		$25,360,200		$33,653,493		$43,056,614
Columbia Marsico Growth Fund	—	*	—	*	—	*	—	*
Columbia Large Cap Core Fund	—	*	—	*	—	*	—	*
Columbia Marsico Focused Equities Fund	—	*	—	*	—	*	—	*
Columbia Small Cap Growth Fund II	—	*	—	*	—	*	—	*

*  See corresponding Master Trust notes to financial statements for tax basis information.

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1997	and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Nine years

As of September 30, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Asset Allocation Fund II	16.0
Columbia Marsico Growth Fund	19.7
Columbia Large Cap Core Fund	58.0
Columbia Marsico Focused Equities Fund	8.3
Columbia Small Cap Growth Fund II	40.8

As of September 30, 2007, several of the Funds had shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Marsico Growth Fund	2	29.9
Columbia Large Cap Core Fund	1	13.6
Columbia Marsico Focused Equities Fund	2	20.4

Stock Funds, September 30, 2007 (Unaudited)

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended September 30, 2007, Columbia Asset Allocation Fund II borrowed under these arrangements with an average daily loan balance outstanding of $2,000,000 at a weighted average interest rate of 5.88%.

Note 8. Securities Lending

Columbia Asset Allocation Fund II commenced a securities lending program in August 2006 and may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral. For the six months ended September 30, 2007, Columbia Asset Allocation Fund II did not lend any securities.

Note 9. Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America

Stock Funds, September 30, 2007 (Unaudited)

Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act.

Stock Funds, September 30, 2007 (Unaudited)

That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Note 10. Business Combinations and Mergers

As of the close of business on September 22, 2006, Columbia Small Company Equity Fund merged into Columbia Small Cap Growth Fund II. Columbia Small Cap Growth Fund II received a tax-free transfer of assets from Columbia Small Company Equity Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation*
13,634,952	$184,102,330	$(11,128,807)

Net Assets of Columbia Small Cap Growth Fund II Prior to Combination	Net Assets of Columbia Small Company Equity Fund Immediately Prior to Combination	Net Assets of Columbia Small Cap Growth Fund II Immediately After Combination
$386,854,349	$184,102,330	$570,956,679

*  Unrealized depreciation is included in the respective Net Assets Received.

Columbia Funds Master Investment Trust, LLC

Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio Semiannual Reports (Unaudited)

September 30, 2007

The following pages should be read in conjunction with Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II Semiannual Reports.

Investment Portfolio – Columbia Marsico Growth Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks – 92.3%

	Shares	Value ($)
Consumer Discretionary – 21.8%
Automobiles – 2.2%
Toyota Motor Corp., ADR	1,258,014	147,011,516
Automobiles Total		147,011,516
Hotels, Restaurants & Leisure – 15.1%
Las Vegas Sands Corp. (a)	1,756,409	234,340,089
McDonald's Corp.	4,317,111	235,153,036
MGM Mirage (a)	1,845,254	165,039,518
Station Casinos, Inc.	333,615	29,184,640
Wynn Resorts Ltd.	1,633,070	257,306,509
Yum! Brands, Inc.	3,501,212	118,446,002
Hotels, Restaurants & Leisure Total		1,039,469,794
Media – 2.6%
Comcast Corp., Class A (a)	7,401,821	178,976,032
Media Total		178,976,032
Specialty Retail – 1.9%
Lowe's Companies, Inc.	4,602,822	128,971,072
Specialty Retail Total		128,971,072
Consumer Discretionary Total		1,494,428,414
Consumer Staples – 2.9%
Beverages – 1.5%
Heineken NV, ADR	3,077,534	100,708,299
Beverages Total		100,708,299
Food & Staples Retailing – 1.4%
CVS Caremark Corp.	2,417,290	95,797,203
Food & Staples Retailing Total		95,797,203
Consumer Staples Total		196,505,502
Energy – 8.1%
Energy Equipment & Services – 7.0%
Cameron International Corp. (a)	458,686	42,332,131
Schlumberger Ltd.	3,187,478	334,685,190
Transocean, Inc. (a)	902,613	102,040,399
Energy Equipment & Services Total		479,057,720
Oil, Gas & Consumable Fuels – 1.1%
Devon Energy Corp.	385,034	32,034,829
Petroleo Brasileiro SA, ADR	639,904	48,312,752
Oil, Gas & Consumable Fuels Total		80,347,581
Energy Total		559,405,301

	Shares	Value ($)
Financials – 11.5%
Capital Markets – 6.4%
Goldman Sachs Group, Inc.	1,358,567	294,455,812
Lehman Brothers Holdings, Inc.	2,069,935	127,777,087
Morgan Stanley	280,462	17,669,106
Capital Markets Total		439,902,005
Commercial Banks – 4.3%
China Merchants Bank Co., Ltd., Class H	5,091,500	22,221,793
Industrial & Commercial Bank of China, Class H	217,584,000	151,710,475
Wells Fargo & Co.	3,379,340	120,372,091
Commercial Banks Total		294,304,359
Thrifts & Mortgage Finance – 0.8%
Federal National Mortgage Association	901,435	54,816,262
Thrifts & Mortgage Finance Total		54,816,262
Financials Total		789,022,626
Health Care – 9.7%
Biotechnology – 4.0%
Amylin Pharmaceuticals, Inc. (a)	1,597,073	79,853,650
Genentech, Inc. (a)	2,489,184	194,206,136
Biotechnology Total		274,059,786
Health Care Providers & Services – 4.7%
UnitedHealth Group, Inc.	6,762,944	327,529,378
Health Care Providers & Services Total		327,529,378
Pharmaceuticals – 1.0%
Schering-Plough Corp.	2,134,560	67,516,133
Pharmaceuticals Total		67,516,133
Health Care Total		669,105,297
Industrials – 10.5%
Aerospace & Defense – 7.2%
Boeing Co.	1,128,075	118,436,595
General Dynamics Corp.	2,056,851	173,742,204
Lockheed Martin Corp.	1,826,037	198,106,754
Aerospace & Defense Total		490,285,553
Air Freight & Logistics – 1.2%
FedEx Corp.	803,592	84,176,262
Air Freight & Logistics Total		84,176,262

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Road & Rail – 2.1%
Union Pacific Corp.	1,275,372	144,193,558
Road & Rail Total		144,193,558
Industrials Total		718,655,373
Information Technology – 14.4%
Communications Equipment – 3.8%
Cisco Systems, Inc. (a)	5,961,580	197,387,914
Juniper Networks, Inc. (a)	1,790,311	65,543,286
Communications Equipment Total		262,931,200
Computers & Peripherals – 4.5%
Apple, Inc. (a)	1,420,483	218,100,960
Hewlett-Packard Co.	1,871,751	93,194,482
Computers & Peripherals Total		311,295,442
Internet Software & Services – 1.8%
Google, Inc., Class A (a)	213,279	120,986,778
Internet Software & Services Total		120,986,778
IT Services – 2.1%
Mastercard, Inc., Class A	992,603	146,875,466
IT Services Total		146,875,466
Semiconductors & Semiconductor Equipment – 2.2%
Intel Corp.	5,721,526	147,958,662
Semiconductors & Semiconductor Equipment Total		147,958,662
Information Technology Total		990,047,548
Materials – 6.2%
Chemicals – 5.0%
Air Products & Chemicals, Inc.	380,364	37,184,385
Monsanto Co.	2,155,969	184,852,782
Praxair, Inc.	1,474,861	123,534,357
Chemicals Total		345,571,524
Metals & Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc.	775,235	81,314,399
Metals & Mining Total		81,314,399
Materials Total		426,885,923
Telecommunication Services – 7.2%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	4,686,687	198,293,727
Diversified Telecommunication Services Total		198,293,727

	Shares	Value ($)
Wireless Telecommunication Services – 4.3%
America Movil SA de CV, ADR, Series L	1,652,816	105,780,224
China Mobile Ltd.	11,742,925	192,211,818
Wireless Telecommunication Services Total		297,992,042
Telecommunication Services Total		496,285,769
Total Common Stocks (Cost of $4,619,180,802)		6,340,341,753
Short-Term Obligations – 7.8%
	Par ($)
U.S. Government Obligations – 2.7%
U. S. Treasury Bill
3.250% 11/01/07	5,071,000	5,056,806
3.658% 01/03/08	44,587,000	44,173,703
3.765% 01/10/08	75,923,000	75,145,527
3.878% 01/31/08	31,180,000	30,783,754
3.934% 02/07/08	29,621,000	29,217,662
U.S. Government Obligations Total		184,377,452
Repurchase Agreement – 5.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by various U.S. Government Agency Obligations with maturities to 08/22/16, market value of $362,948,525 (repurchase proceeds $355,966,626)	355,824,000	355,824,000
Repurchase Agreement Total		355,824,000
Total Short-Term Obligations (Cost of $540,201,452)		540,201,452
Total Investments – 100.1% (Cost of $5,159,382,254) (b)		6,880,543,205
Other Assets & Liabilities, Net – (0.1)%		(7,959,383)
Net Assets – 100.0%		6,872,583,822

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $5,159,382,254.

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Master Portfolio, September 30, 2007 (Unaudited)

At September 30, 2007, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	21.8
Information Technology	14.4
Financials	11.5
Industrials	10.5
Health Care	9.7
Energy	8.1
Telecommunication Services	7.2
Materials	6.2
Consumer Staples	2.9
92.3
Short-Term Obligations	7.8
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Large Cap Core Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks – 99.5%

	Shares	Value ($)
Consumer Discretionary – 9.2%
Hotels, Restaurants & Leisure – 1.7%
McDonald's Corp. (a)	308,830	16,821,970
Starwood Hotels & Resorts Worldwide, Inc. (b)	229,995	13,972,196
Hotels, Restaurants & Leisure Total		30,794,166
Media – 3.3%
CBS Corp., Class B	356,877	11,241,625
EchoStar Communications Corp., Class A (b)	116,800	5,467,408
Time Warner, Inc.	1,112,000	20,416,320
Viacom, Inc., Class B (b)	301,314	11,742,207
Walt Disney Co.	252,730	8,691,385
Media Total		57,558,945
Multiline Retail – 1.3%
Kohl's Corp. (b)	170,755	9,789,384
Macy's, Inc.	146,388	4,731,260
Nordstrom, Inc. (c)	191,486	8,978,779
Multiline Retail Total		23,499,423
Specialty Retail – 0.9%
GameStop Corp., Class A (b)	166,770	9,397,490
Sherwin-Williams Co.	88,365	5,806,464
Specialty Retail Total		15,203,954
Textiles, Apparel & Luxury Goods – 2.0%
Coach, Inc. (b)	180,270	8,521,363
NIKE, Inc., Class B	179,830	10,548,828
Polo Ralph Lauren Corp.	109,405	8,506,238
V.F. Corp.	91,100	7,356,325
Textiles, Apparel & Luxury Goods Total		34,932,754
Consumer Discretionary Total		161,989,242
Consumer Staples – 9.6%
Beverages – 3.7%
Coca-Cola Co.	424,632	24,403,601
Diageo PLC, ADR	155,040	13,601,659
PepsiCo, Inc.	364,974	26,737,995
Beverages Total		64,743,255
Food & Staples Retailing – 1.1%
CVS Caremark Corp.	291,567	11,554,800
Kroger Co.	252,470	7,200,445
Food & Staples Retailing Total		18,755,245
Household Products – 3.3%
Colgate-Palmolive Co.	325,091	23,185,490
Kimberly-Clark Corp.	221,792	15,583,106
Procter & Gamble Co.	267,177	18,793,230
Household Products Total		57,561,826

	Shares	Value ($)
Personal Products – 1.1%
Avon Products, Inc.	518,595	19,462,870
Personal Products Total		19,462,870
Tobacco – 0.4%
Altria Group, Inc.	116,437	8,095,865
Tobacco Total		8,095,865
Consumer Staples Total		168,619,061
Energy – 11.1%
Energy Equipment & Services – 2.5%
Halliburton Co.	253,929	9,750,874
Noble Corp.	267,430	13,117,441
Tidewater, Inc. (c)	133,125	8,365,575
Weatherford International Ltd. (b)	185,500	12,461,890
Energy Equipment & Services Total		43,695,780
Oil, Gas & Consumable Fuels – 8.6%
Chevron Corp.	642,815	60,154,628
ConocoPhillips	333,960	29,311,669
Devon Energy Corp.	97,168	8,084,378
Exxon Mobil Corp.	316,070	29,255,439
Valero Energy Corp.	182,232	12,242,346
XTO Energy, Inc.	184,538	11,411,830
Oil, Gas & Consumable Fuels Total		150,460,290
Energy Total		194,156,070
Financials – 19.1%
Capital Markets – 2.8%
Affiliated Managers Group, Inc. (b)(c)	39,060	4,980,541
Ameriprise Financial, Inc.	103,480	6,530,623
Goldman Sachs Group, Inc.	60,980	13,216,805
Lazard Ltd., Class A (c)	226,121	9,587,530
State Street Corp.	209,640	14,289,062
Capital Markets Total		48,604,561
Commercial Banks – 3.1%
BB&T Corp.	215,450	8,702,026
PNC Financial Services Group, Inc.	190,865	12,997,907
TCF Financial Corp. (c)	320,290	8,385,192
U.S. Bancorp	730,759	23,771,590
Commercial Banks Total		53,856,715
Consumer Finance – 1.0%
American Express Co.	264,252	15,688,641
Discover Financial Services (b)	124,756	2,594,925
Consumer Finance Total		18,283,566

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Diversified Financial Services – 5.1%
Citigroup, Inc.	561,954	26,226,393
CME Group, Inc.	22,460	13,191,881
JPMorgan Chase & Co.	944,975	43,298,754
Nasdaq Stock Market, Inc. (b)	183,854	6,927,619
Diversified Financial Services Total		89,644,647
Insurance – 5.1%
ACE Ltd.	326,689	19,787,553
American International Group, Inc.	145,486	9,842,128
Aon Corp.	170,803	7,653,682
Aspen Insurance Holdings Ltd.	291,241	8,128,536
Hartford Financial Services Group, Inc.	122,138	11,303,872
MBIA, Inc. (c)	101,770	6,213,059
MetLife, Inc.	127,566	8,895,177
Prudential Financial, Inc.	87,025	8,491,900
Unum Group	405,228	9,915,929
Insurance Total		90,231,836
Thrifts & Mortgage Finance – 2.0%
Fannie Mae	417,725	25,401,857
Washington Mutual, Inc.	250,410	8,841,977
Thrifts & Mortgage Finance Total		34,243,834
Financials Total		334,865,159
Health Care – 11.7%
Biotechnology – 0.8%
Genentech, Inc. (b)	52,342	4,083,723
Genzyme Corp. (b)	92,515	5,732,229
Vertex Pharmaceuticals, Inc. (b)(c)	140,587	5,399,947
Biotechnology Total		15,215,899
Health Care Equipment & Supplies – 1.7%
Cytyc Corp. (b)	167,465	7,979,707
Medtronic, Inc.	203,610	11,485,640
Zimmer Holdings, Inc. (b)	127,335	10,312,862
Health Care Equipment & Supplies Total		29,778,209
Health Care Providers & Services – 3.6%
CIGNA Corp.	244,235	13,015,283
Coventry Health Care, Inc. (b)(c)	177,660	11,052,228
Express Scripts, Inc. (b)	196,880	10,989,842
Laboratory Corp. of America Holdings (b)	100,981	7,899,744
Manor Care, Inc. (c)	118,945	7,660,058
McKesson Corp.	217,051	12,760,428
Health Care Providers & Services Total		63,377,583

	Shares	Value ($)
Life Sciences Tools & Services – 0.8%
Waters Corp. (b)	203,992	13,651,145
Life Sciences Tools & Services Total		13,651,145
Pharmaceuticals – 4.8%
Abbott Laboratories	304,680	16,336,942
Johnson & Johnson	421,125	27,667,912
Merck & Co., Inc.	461,765	23,868,633
Pfizer, Inc.	490,920	11,993,176
Schering-Plough Corp.	139,480	4,411,752
Pharmaceuticals Total		84,278,415
Health Care Total		206,301,251
Industrials – 11.6%
Aerospace & Defense – 4.6%
General Dynamics Corp.	130,205	10,998,416
Goodrich Corp.	147,925	10,092,923
Honeywell International, Inc.	296,900	17,656,643
L-3 Communications Holdings, Inc.	55,820	5,701,455
Rockwell Collins, Inc.	139,035	10,155,116
United Technologies Corp.	315,755	25,411,963
Aerospace & Defense Total		80,016,516
Commercial Services & Supplies – 2.6%
Dun & Bradstreet Corp.	145,275	14,325,567
Equifax, Inc.	202,815	7,731,308
Republic Services, Inc.	282,642	9,245,220
Waste Management, Inc. (c)	392,889	14,827,631
Commercial Services & Supplies Total		46,129,726
Construction & Engineering – 0.5%
KBR, Inc. (b)	217,967	8,450,580
Construction & Engineering Total		8,450,580
Electrical Equipment – 0.5%
Emerson Electric Co.	172,580	9,184,708
Electrical Equipment Total		9,184,708
Industrial Conglomerates – 1.6%
General Electric Co.	694,945	28,770,723
Industrial Conglomerates Total		28,770,723
Machinery – 1.8%
Dover Corp.	83,760	4,267,572
Eaton Corp.	91,365	9,048,790
ITT Corp.	125,885	8,551,368
Parker Hannifin Corp.	89,926	10,056,424
Machinery Total		31,924,154
Industrials Total		204,476,407

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Information Technology – 16.5%
Communications Equipment – 3.3%
Cisco Systems, Inc. (a)(b)	1,107,469	36,668,299
Nokia Oyj, ADR (a)	312,490	11,852,746
QUALCOMM, Inc.	217,640	9,197,466
Communications Equipment Total		57,718,511
Computers & Peripherals – 5.1%
Apple, Inc. (b)	106,433	16,341,723
EMC Corp.	801,373	16,668,558
Hewlett-Packard Co. (a)	640,290	31,880,039
International Business Machines Corp. (a)	216,067	25,452,693
Computers & Peripherals Total		90,343,013
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (b)	280,608	10,348,823
Electronic Equipment & Instruments Total		10,348,823
Internet Software & Services – 1.2%
Akamai Technologies, Inc. (b)(c)	187,227	5,379,032
Google, Inc., Class A (b)	26,364	14,955,506
Internet Software & Services Total		20,334,538
IT Services – 0.4%
Cognizant Technology Solutions Corp., Class A (b)	81,480	6,499,660
IT Services Total		6,499,660
Semiconductors & Semiconductor Equipment – 3.3%
ASML Holding N.V., N.Y. Registered Shares (b)(c)	355,525	11,682,552
Intel Corp.	448,740	11,604,416
Intersil Corp., Class A	200,100	6,689,343
MEMC Electronic Materials, Inc. (b)	102,627	6,040,625
National Semiconductor Corp.	414,320	11,236,358
NVIDIA Corp. (b)	300,162	10,877,871
Semiconductors & Semiconductor Equipment Total		58,131,165
Software – 2.6%
Adobe Systems, Inc. (b)	336,454	14,689,582
Autodesk, Inc. (b)	176,694	8,829,399
Microsoft Corp.	726,807	21,411,734
VMware, Inc., Class A (b)(c)	7,945	675,325
Software Total		45,606,040
Information Technology Total		288,981,750

	Shares	Value ($)
Materials – 3.7%
Chemicals – 1.7%
Dow Chemical Co.	214,130	9,220,438
Praxair, Inc.	246,561	20,651,949
Chemicals Total		29,872,387
Construction Materials – 0.2%
Vulcan Materials Co.	37,570	3,349,366
Construction Materials Total		3,349,366
Containers & Packaging – 0.6%
Packaging Corp. of America	349,380	10,156,477
Containers & Packaging Total		10,156,477
Metals & Mining – 0.8%
Companhia Vale do Rio Doce, ADR	403,538	13,692,044
Metals & Mining Total		13,692,044
Paper & Forest Products – 0.4%
Domtar Corp. (b)	953,120	7,815,584
Paper & Forest Products Total		7,815,584
Materials Total		64,885,858
Telecommunication Services – 3.5%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	320,830	13,574,317
Citizens Communications Co. (c)	441,489	6,322,123
Qwest Communications International, Inc. (b)(c)	1,424,070	13,044,481
Time Warner Telecom, Inc., Class A (b)(c)	197,404	4,336,966
Verizon Communications, Inc.	254,510	11,269,703
Diversified Telecommunication Services Total		48,547,590
Wireless Telecommunication Services – 0.7%
ALLTEL Corp.	54,425	3,792,334
Rogers Communications, Inc., Class B	205,540	9,358,236
Wireless Telecommunication Services Total		13,150,570
Telecommunication Services Total		61,698,160
Utilities – 3.5%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	272,803	12,570,762
Entergy Corp.	129,754	14,051,061
FPL Group, Inc.	265,230	16,147,202
Electric Utilities Total		42,769,025

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Independent Power Producers & Energy Traders – 0.4%
Mirant Corp. (b)	176,320	7,172,698
Independent Power Producers & Energy Traders Total		7,172,698
Multi-Utilities – 0.7%
Public Service Enterprise Group, Inc.	130,158	11,452,602
Multi-Utilities Total		11,452,602
Utilities Total		61,394,325
Total Common Stocks (Cost of $1,419,674,239)		1,747,367,283
Securities Lending Collateral – 3.9%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 5.320%)	68,578,979	68,578,979
Total Securities Lending Collateral (Cost of $68,578,979)		68,578,979
Short-Term Obligation – 0.5%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by U.S. Government Agency Obligation maturing on 09/13/10, market value of $9,939,788 (repurchase proceeds $9,743,904)	9,740,000	9,740,000
Total Short-Term Obligation (Cost of $9,740,000)		9,740,000
Total Investments – 103.9% (Cost of $1,497,993,218)(e)		1,825,686,262
Other Assets & Liabilities, Net – (3.9)%		(69,041,809)
Net Assets – 100.0%		1,756,644,453

Notes to Investment Portfolio:

(a)  A portion of this security is pledged as collateral for written option contracts.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at September 30, 2007. The market value of securities on loan at September 30, 2007 was $66,951,045.

(d)  Investment made with cash collateral received from securities lending activity.

(e)  Cost for federal income tax purposes is $1,497,993,218.

For the six months ended September 30, 2007, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	10,560	$1,181,875
Options written	30,288	972,723
Options terminated in closing purchase transactions	(2,182)	(360,420)
Options exercised	(7,340)	(641,936)
Options expired	(29,481)	(1,086,288)
Options outstanding at September 30, 2007	1,845	$65,954

At September 30, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Cisco Systems, Inc.	$35.0	540	10/20/07	$10,260	$7,560
Hewlett-Packard Co.	55.0	350	10/20/07	4,025	3,500
International Business Machines Corp.	125.0	150	10/20/07	6,225	8,250
McDonald's Corp.	57.5	325	10/20/07	15,925	6,500
Nokia Oyj, ADR.	40.0	480	10/20/07	29,519	33,600

Total written call options (proceeds $65,954)	$59,410

At September 30, 2007, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	19.1
Information Technology	16.5
Health Care	11.7
Industrials	11.6
Energy	11.1
Consumer Staples	9.6
Consumer Discretionary	9.2
Materials	3.7
Telecommunication Services	3.5
Utilities	3.5
99.5
Securities Lending Collateral	3.9
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	(3.9)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Focused Equities Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks – 98.1%

	Shares	Value ($)
Consumer Discretionary – 25.7%
Automobiles – 2.8%
Toyota Motor Corp., ADR	1,252,315	146,345,531
Automobiles Total		146,345,531
Hotels, Restaurants & Leisure – 17.4%
Las Vegas Sands Corp. (a)	2,122,038	283,122,310
McDonald's Corp.	4,660,575	253,861,520
MGM Mirage (a)	1,394,758	124,747,155
Wynn Resorts Ltd.	1,497,003	235,867,793
Hotels, Restaurants & Leisure Total		897,598,778
Media – 3.0%
Comcast Corp., Class A (a)	6,419,431	155,221,842
Media Total		155,221,842
Specialty Retail – 2.5%
Lowe's Companies, Inc.	4,519,762	126,643,731
Specialty Retail Total		126,643,731
Consumer Discretionary Total		1,325,809,882
Consumer Staples – 3.2%
Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	97,758	5,999,408
CVS Caremark Corp.	3,974,581	157,512,645
Food & Staples Retailing Total		163,512,053
Consumer Staples Total		163,512,053
Energy – 11.5%
Energy Equipment & Services – 9.4%
Schlumberger Ltd.	3,144,001	330,120,105
Transocean, Inc. (a)	1,343,349	151,865,604
Energy Equipment & Services Total		481,985,709
Oil, Gas & Consumable Fuels – 2.1%
Petroleo Brasileiro SA, ADR	1,455,475	109,888,363
Oil, Gas & Consumable Fuels Total		109,888,363
Energy Total		591,874,072
Financials – 13.0%
Capital Markets – 5.4%
Goldman Sachs Group, Inc.	1,290,036	279,602,403
Capital Markets Total		279,602,403

	Shares	Value ($)
Commercial Banks – 6.0%
Industrial & Commercial Bank of China, Class H	312,492,900	217,885,718
Wells Fargo & Co.	2,599,591	92,597,432
Commercial Banks Total		310,483,150
Real Estate Investment Trusts (REITs) – 1.6%
ProLogis	1,267,876	84,123,572
Real Estate Investment Trusts (REITs) Total		84,123,572
Financials Total		674,209,125
Health Care – 9.4%
Biotechnology – 4.1%
Genentech, Inc. (a)	2,713,366	211,696,815
Biotechnology Total		211,696,815
Health Care Providers & Services – 5.3%
UnitedHealth Group, Inc.	5,670,648	274,629,483
Health Care Providers & Services Total		274,629,483
Health Care Total		486,326,298
Industrials – 7.3%
Aerospace & Defense – 5.1%
General Dynamics Corp.	1,231,472	104,022,440
Lockheed Martin Corp.	1,482,928	160,882,858
Aerospace & Defense Total		264,905,298
Road & Rail – 2.2%
Union Pacific Corp.	987,828	111,683,834
Road & Rail Total		111,683,834
Industrials Total		376,589,132
Information Technology – 17.6%
Communications Equipment – 4.7%
Cisco Systems, Inc. (a)	7,392,894	244,778,720
Communications Equipment Total		244,778,720
Computers & Peripherals – 6.8%
Apple, Inc. (a)	1,590,419	244,192,933
Hewlett-Packard Co.	2,090,165	104,069,316
Computers & Peripherals Total		348,262,249
Internet Software & Services – 3.1%
Google, Inc., Class A (a)	283,947	161,074,615
Internet Software & Services Total		161,074,615

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.	6,059,520	156,699,187
Semiconductors & Semiconductor Equipment Total		156,699,187
Information Technology Total		910,814,771
Materials – 6.5%
Chemicals – 4.3%
Air Products & Chemicals, Inc.	409,942	40,075,930
Monsanto Co.	2,149,062	184,260,576
Chemicals Total		224,336,506
Metals & Mining – 2.2%
Freeport-McMoRan Copper & Gold, Inc.	1,075,330	112,791,364
Metals & Mining Total		112,791,364
Materials Total		337,127,870
Telecommunication Services – 3.9%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	4,809,871	203,505,642
Diversified Telecommunication Services Total		203,505,642
Telecommunication Services Total		203,505,642
Total Common Stocks (Cost of $3,574,563,842)		5,069,768,845
Short-Term Obligations – 2.0%
	Par ($)
U.S. Government Obligations – 0.7%
United States Treasury Bill
3.658% 01/03/08 (b)	8,651,000	8,570,810
3.765% 01/10/08 (b)	14,730,000	14,579,161
3.878% 01/31/08 (b)	6,050,000	5,973,114
3.934% 02/07/08 (b)	5,747,000	5,668,745
U.S. Government Obligations Total		34,791,830

	Par ($)	Value ($)
Repurchase Agreement – 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due on 10/01/07, at 4.810%, collateralized by various U.S. Government Agency Obligations with maturities through 09/04/12, market value $70,510,900 (repurchase proceeds $69,153,708)	69,126,000	69,126,000
Repurchase Agreement Total		69,126,000
Total Short-Term Obligations (Cost of $103,917,830)		103,917,830
Total Investments – 100.1% (Cost of $3,678,481,672) (c)		5,173,686,675
Other Assets & Liabilities, Net – (0.1)%		(7,343,640)
Net Assets – 100.0%		5,166,343,035

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The rate shown represents the annualized yield at the date of purchase.

(c)  Cost for federal income tax purposes is $3,678,481,672.

At September 30, 2007, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	25.7
Information Technology	17.6
Financials	13.0
Energy	11.5
Health Care	9.4
Industrials	7.3
Materials	6.5
Telecommunication Services	3.9
Consumer Staples	3.2
98.1
Short-Term Obligations	2.0
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Growth Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks – 99.9%

	Shares	Value ($)
Consumer Discretionary – 17.2%
Diversified Consumer Services – 3.4%
Capella Education Co. (a)	114,577	6,406,000
DeVry, Inc.	145,200	5,373,852
Sotheby's	95,871	4,581,675
Strayer Education, Inc.	30,818	5,196,839
Diversified Consumer Services Total		21,558,366
Hotels, Restaurants & Leisure – 5.5%
Ambassadors Group, Inc.	103,980	3,961,638
Buffalo Wild Wings, Inc. (a)	88,800	3,349,536
California Pizza Kitchen, Inc. (a)	172,686	3,034,093
Chipotle Mexican Grill, Inc., Class A (a)	46,925	5,543,250
P.F. Chang's China Bistro, Inc. (a)	88,930	2,632,328
Vail Resorts, Inc. (a)	81,233	5,060,004
WMS Industries, Inc. (a)	330,130	10,927,303
Hotels, Restaurants & Leisure Total		34,508,152
Household Durables – 1.1%
Tempur-Pedic International, Inc.	189,835	6,786,601
Household Durables Total		6,786,601
Internet & Catalog Retail – 1.3%
Priceline.com, Inc. (a)	49,555	4,398,006
Shutterfly, Inc. (a)	117,870	3,761,232
Internet & Catalog Retail Total		8,159,238
Media – 1.7%
Knology, Inc. (a)	238,631	3,992,297
Marvel Entertainment, Inc. (a)	146,430	3,432,319
National CineMedia, Inc.	158,710	3,555,104
Media Total		10,979,720
Specialty Retail – 2.5%
Aeropostale, Inc. (a)	157,460	3,001,188
Hibbett Sports, Inc. (a)	189,440	4,698,112
J Crew Group, Inc. (a)	55,270	2,293,705
Men's Wearhouse, Inc.	118,930	6,008,343
Specialty Retail Total		16,001,348
Textiles, Apparel & Luxury Goods – 1.7%
Volcom, Inc. (a)	91,230	3,879,100
Warnaco Group, Inc. (a)	165,831	6,479,017
Textiles, Apparel & Luxury Goods Total		10,358,117
Consumer Discretionary Total		108,351,542

	Shares	Value ($)
Consumer Staples – 2.5%
Beverages – 0.2%
Central European Distribution Corp. (a)	29,510	1,413,824
Beverages Total		1,413,824
Food & Staples Retailing – 0.2%
Longs Drug Stores Corp.	30,280	1,504,008
Food & Staples Retailing Total		1,504,008
Food Products – 0.4%
Reddy Ice Holdings, Inc.	81,996	2,162,235
Food Products Total		2,162,235
Personal Products – 1.7%
Chattem, Inc. (a)	149,089	10,513,756
Personal Products Total		10,513,756
Consumer Staples Total		15,593,823
Energy – 6.3%
Energy Equipment & Services – 2.8%
Atwood Oceanics, Inc. (a)	76,677	5,870,391
Dril-Quip, Inc. (a)	93,610	4,619,654
W-H Energy Services, Inc. (a)	96,810	7,139,737
Energy Equipment & Services Total		17,629,782
Oil, Gas & Consumable Fuels – 3.5%
Atlas America, Inc.	72,040	3,719,425
ATP Oil & Gas Corp. (a)	107,524	5,056,854
Berry Petroleum Co., Class A	100,660	3,985,129
Bill Barrett Corp. (a)	129,340	5,097,290
Foundation Coal Holdings, Inc.	115,790	4,538,968
Oil, Gas & Consumable Fuels Total		22,397,666
Energy Total		40,027,448
Financials – 8.5%
Capital Markets – 2.5%
Calamos Asset Management, Inc., Class A	227,330	6,417,526
GFI Group, Inc. (a)	111,373	9,591,443
Capital Markets Total		16,008,969
Consumer Finance – 2.0%
Advanta Corp., Class B	187,507	5,141,442
First Cash Financial Services, Inc. (a)	320,210	7,499,318
Consumer Finance Total		12,640,760

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Diversified Financial Services – 0.6%
Portfolio Recovery Associates, Inc.	72,320	3,838,022
Diversified Financial Services Total		3,838,022
Insurance – 1.3%
ProAssurance Corp. (a)	88,252	4,754,135
Security Capital Assurance Ltd.	158,960	3,630,646
Insurance Total		8,384,781
Real Estate Investment Trusts (REITs) – 1.5%
Digital Realty Trust, Inc.	130,020	5,121,488
Home Properties, Inc.	28,972	1,511,759
Nationwide Health Properties, Inc.	87,130	2,625,227
Real Estate Investment Trusts (REITs) Total		9,258,474
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.	33,700	3,463,012
Real Estate Management & Development Total		3,463,012
Financials Total		53,594,018
Health Care – 20.7%
Biotechnology – 7.0%
Acadia Pharmaceuticals, Inc. (a)	102,832	1,547,622
Alkermes, Inc. (a)	216,017	3,974,713
ArQule, Inc. (a)	280,390	1,999,181
Array Biopharma, Inc. (a)	282,719	3,174,934
BioMarin Pharmaceuticals, Inc. (a)	231,478	5,763,802
Cepheid, Inc. (a)	193,090	4,402,452
Cubist Pharmaceuticals, Inc. (a)	74,150	1,566,789
CV Therapeutics, Inc. (a)	146,767	1,317,968
Myriad Genetics, Inc. (a)	40,687	2,121,827
Omrix Biopharmaceuticals, Inc. (a)	111,554	3,938,972
Onyx Pharmaceuticals, Inc. (a)	123,585	5,378,419
Regeneron Pharmaceuticals, Inc. (a)	82,146	1,462,199
Seattle Genetics, Inc. (a)	255,371	2,870,370
United Therapeutics Corp. (a)	74,437	4,953,038
Biotechnology Total		44,472,286
Health Care Equipment & Supplies – 6.5%
Align Technology, Inc. (a)	79,870	2,023,107
China Medical Technologies, Inc.	71,680	3,067,187
Gen-Probe, Inc. (a)	48,045	3,198,836
Hologic, Inc. (a)	113,029	6,894,769
Immucor, Inc. (a)	108,199	3,868,114
Kyphon, Inc. (a)	22,500	1,575,000
Mentor Corp.	104,335	4,804,627
OraSure Technologies, Inc. (a)	232,270	2,334,314
Palomar Medical Technologies, Inc. (a)	137,380	3,913,956
Wright Medical Group, Inc. (a)	342,380	9,182,632
Health Care Equipment & Supplies Total		40,862,542

	Shares	Value ($)
Health Care Providers & Services – 2.1%
Chemed Corp.	42,550	2,644,908
Healthways, Inc. (a)	65,560	3,538,273
MWI Veterinary Supply, Inc. (a) 86,888 3,280,022 Psychiatric Solutions, Inc. (a)	104,103	4,089,166
Health Care Providers & Services Total		13,552,369
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc. (a)	45,760	1,236,893
Health Care Technology Total		1,236,893
Life Sciences Tools & Services – 2.9%
eResearchTechnology, Inc. (a)	287,981	3,280,104
Illumina, Inc. (a)	236,389	12,263,861
PharmaNet Development Group, Inc. (a)	101,910	2,958,447
Life Sciences Tools & Services Total		18,502,412
Pharmaceuticals – 2.0%
Adams Respiratory Therapeutics, Inc. (a)	54,060	2,083,472
Hi-Tech Pharmacal Co., Inc. (a)	155,998	1,851,696
Medicis Pharmaceutical Corp., Class A	195,541	5,965,956
Salix Pharmaceuticals Ltd. (a)	197,290	2,450,342
Pharmaceuticals Total		12,351,466
Health Care Total		130,977,968
Industrials – 16.2%
Aerospace & Defense – 1.8%
Ceradyne, Inc. (a)	57,900	4,385,346
Curtiss-Wright Corp.	94,520	4,489,700
Hexcel Corp. (a)	113,497	2,577,517
Aerospace & Defense Total		11,452,563
Air Freight & Logistics – 0.5%
HUB Group, Inc., Class A (a)	103,061	3,094,922
Air Freight & Logistics Total		3,094,922
Airlines – 0.8%
Allegiant Travel Co. (a)	172,483	5,229,684
Airlines Total		5,229,684
Commercial Services & Supplies – 5.0%
FTI Consulting, Inc. (a)	103,180	5,190,986
Geo Group, Inc. (a)	190,910	5,652,845
Huron Consulting Group, Inc. (a)	61,240	4,447,249
IHS, Inc., Class A (a)	206,904	11,688,007
Kenexa Corp. (a)	105,679	3,252,800
TeleTech Holdings, Inc. (a)	66,560	1,591,449
Commercial Services & Supplies Total		31,823,336

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Electrical Equipment – 2.0%
Belden CDT, Inc.	66,610	3,124,675
II-VI, Inc. (a)	123,140	4,252,024
Woodward Governor Co.	81,210	5,067,504
Electrical Equipment Total		12,444,203
Machinery – 4.0%
Actuant Corp., Class A	86,092	5,593,397
Astec Industries, Inc. (a)	81,046	4,656,093
Bucyrus International, Inc., Class A	71,170	5,190,428
Tennant Co.	65,980	3,213,226
Valmont Industries, Inc.	17,099	1,450,850
Wabtec Corp.	133,001	4,982,218
Machinery Total		25,086,212
Marine – 1.1%
Kirby Corp. (a)	159,300	7,031,502
Marine Total		7,031,502
Road & Rail – 1.0%
Celadon Group, Inc. (a)	249,841	2,940,629
Genesee & Wyoming, Inc., Class A (a)	114,778	3,310,197
Road & Rail Total		6,250,826
Industrials Total		102,413,248
Information Technology – 22.9%
Communications Equipment – 3.2%
Anaren, Inc. (a)	123,698	1,744,142
Finisar Corp. (a)	641,412	1,795,954
Foundry Networks, Inc. (a)	163,862	2,911,828
Ixia (a)	254,859	2,222,370
NETGEAR, Inc. (a)	100,448	3,055,628
Polycom, Inc. (a)	317,960	8,540,405
Communications Equipment Total		20,270,327
Computers & Peripherals – 0.4%
Synaptics, Inc. (a)	47,430	2,265,257
Computers & Peripherals Total		2,265,257
Electronic Equipment & Instruments – 3.0%
Anixter International, Inc. (a)	47,860	3,946,057
Daktronics, Inc.	201,530	5,485,646
FLIR Systems, Inc. (a)	57,798	3,201,431
Itron, Inc. (a)	26,128	2,431,733
Rofin-Sinar Technologies, Inc. (a)	27,208	1,910,274
Tech Data Corp. (a)	58,440	2,344,613
Electronic Equipment & Instruments Total		19,319,754

	Shares	Value ($)
Internet Software & Services – 3.4%
Digital River, Inc. (a)	76,050	3,403,237
Equinix, Inc. (a)	74,672	6,622,660
j2 Global Communications, Inc. (a)	136,367	4,463,292
SAVVIS, Inc. (a)	112,833	4,375,664
SINA Corp. (a)	55,130	2,637,970
Internet Software & Services Total		21,502,823
IT Services – 1.2%
Gartner, Inc. (a)	136,040	3,327,539
SRA International, Inc., Class A (a)	146,800	4,122,144
IT Services Total		7,449,683
Semiconductors & Semiconductor Equipment – 6.0%
Atheros Communications, Inc. (a)	337,525	10,115,624
Monolithic Power Systems, Inc. (a)	179,830	4,567,682
Netlogic Microsystems, Inc. (a)	178,048	6,429,313
ON Semiconductor Corp. (a)	412,692	5,183,412
Power Integrations, Inc. (a)	154,770	4,598,217
Tessera Technologies, Inc. (a)	44,859	1,682,212
Verigy Ltd. (a)	212,373	5,247,737
Semiconductors & Semiconductor Equipment Total		37,824,197
Software – 5.7%
Advent Software, Inc. (a)	33,853	1,590,075
ANSYS, Inc. (a)	153,721	5,252,647
Aspen Technology, Inc. (a)	123,420	1,767,374
CDC Corp., Class A (a)	579,960	4,251,107
Macrovision Corp. (a)	194,996	4,802,752
Micros Systems, Inc. (a)	29,270	1,904,599
Nuance Communications, Inc. (a)	149,362	2,884,180
Progress Software Corp. (a)	159,323	4,827,487
The9 Ltd., ADR (a)	125,240	4,319,528
THQ, Inc. (a)	177,045	4,422,584
Software Total		36,022,333
Information Technology Total		144,654,374
Materials – 3.6%
Chemicals – 1.6%
Flotek Industries, Inc. (a)	35,566	1,570,239
Hercules, Inc.	178,530	3,752,701
Koppers Holdings, Inc.	50,220	1,938,994
Terra Industries, Inc. (a)	84,520	2,642,095
Chemicals Total		9,904,029
Containers & Packaging – 0.4%
Greif, Inc., Class A	42,110	2,555,235
Containers & Packaging Total		2,555,235

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Master Portfolio, September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Metals & Mining – 1.6%
Brush Engineered Materials, Inc. (a)	53,603	2,781,459
Kaiser Aluminum Corp.	37,540	2,649,198
Metal Management, Inc.	27,410	1,485,622
RTI International Metals, Inc. (a)	43,820	3,473,173
Metals & Mining Total		10,389,452
Materials Total		22,848,716
Telecommunication Services – 1.6%
Diversified Telecommunication Services – 1.6%
Cbeyond, Inc. (a)	244,880	9,988,655
Diversified Telecommunication Services Total		9,988,655
Telecommunication Services Total		9,988,655
Utilities – 0.4%
Electric Utilities – 0.4%
ITC Holdings Corp.	50,760	2,515,158
Electric Utilities Total		2,515,158
Utilities Total		2,515,158
Total Common Stocks (Cost of $569,405,831)		630,964,950
Short-Term Obligation – 0.2%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Government Obligation maturing 05/15/20, market value of $1,626,530 (repurchase proceeds $1,663,444)	1,626,000	1,626,000
Total Short-Term Obligation (Cost of $1,626,000)		1,626,000
Total Investments – 100.1% (Cost of $571,031,831)(b)		632,590,950
Other Assets & Liabilities, Net – (0.1)%		(895,473)
Net Assets – 100.0%		631,695,477

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $571,031,831.

For the six months ended September 30, 2007, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	—	$—
Options written	766	53,778
Options expired	(766)	(53,778)
Options outstanding at September 30, 2007	—	$—

At September 30, 2007, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Information Technology	22.9
Health Care	20.7
Consumer Discretionary	17.2
Industrials	16.2
Financials	8.5
Energy	6.3
Materials	3.6
Consumer Staples	2.5
Telecommunication Services	1.6
Utilities	0.4
99.9
Short-Term Obligation	0.2
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities – Columbia Funds Master Investment Trust, LLC September 30, 2007 (Unaudited)

	($)	($)	($)	($)
	Columbia Marsico Growth Master Portfolio	Columbia Large Cap Core Master Portfolio	Columbia Marsico Focused Equities Master Portfolio	Columbia Small Cap Growth Master Portfolio
Assets
Investments, at identified cost	5,159,382,254	1,497,993,218	3,678,481,672	571,031,831
Investments, at value (including securities on loan of $—, $66,951,045, $— and $—, respectively)	6,880,543,205	1,825,686,262	5,173,686,675	632,590,950
Cash	551	3,667	361	969
Receivable for:
Investments sold	6,920,833	27,057,756	18,664,474	14,758,305
Interest	142,626	3,904	27,708	530
Dividends	2,051,496	2,028,785	2,292,709	157,515
Foreign tax reclaim	—	38,486	—	—
Securities lending	—	18,060	—	—
Total Assets	6,889,658,711	1,854,836,920	5,194,671,927	647,508,269
Liabilities
Collateral on securities loaned	—	68,578,979	—	—
Written options at value (premium of $—, $65,954, $— and $—, respectively)	—	59,410	—	—
Payable for:
Investments purchased	13,120,130	28,623,717	25,292,916	15,342,386
Investment advisory fee	3,278,212	753,420	2,507,943	350,922
Administration fee	525,218	57,990	390,695	14,100
Pricing and bookkeeping fees	13,175	12,288	12,163	11,533
Trustees' fees	54,054	54,764	54,295	42,483
Custody fee	9,639	2,332	848	17,165
Other liabilities	74,461	49,567	70,032	34,203
Total Liabilities	17,074,889	98,192,467	28,328,892	15,812,792
Net Assets	6,872,583,822	1,756,644,453	5,166,343,035	631,695,477

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Funds Master Investment Trust, LLC

For the Six Months Ended September 30, 2007 (Unaudited)

	($)	($)	($)	($)
	Columbia Marsico Growth Master Portfolio	Columbia Large Cap Core Master Portfolio	Columbia Marsico Focused Equities Master Portfolio	Columbia Small Cap Growth Master Portfolio
Investment Income
Dividends	31,130,484	14,726,160	23,609,442	1,066,271
Interest	14,218,671	110,090	5,072,304	201,519
Securities lending	—	75,923	—	6,446
Foreign taxes withheld	(2,094,839)	(78,615)	(1,622,438)	—
Total Investment Income	43,254,316	14,833,558	27,059,308	1,274,236
Expenses
Investment advisory fee	19,170,957	4,671,151	14,964,256	2,205,058
Administration fee	3,054,539	361,273	2,324,599	88,454
Pricing and bookkeeping fees	79,763	75,205	74,607	72,322
Trustees' fees	9,301	9,299	9,299	9,301
Custody fee	148,396	26,265	116,824	31,963
Other expenses	78,081	47,089	71,967	32,263
Expenses before interest expense	22,541,037	5,190,282	17,561,552	2,439,361
Interest expense	—	6,955	3,227	1,938
Total Expenses	22,541,037	5,197,237	17,564,779	2,441,299
Expense reductions	(875)	(236)	(406)	(17,397)
Net Expenses	22,540,162	5,197,001	17,564,373	2,423,902
Net Investment Income (Loss)	20,714,154	9,636,557	9,494,935	(1,149,666)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options:
Net realized gain (loss) on:
Investments	90,836,115	61,862,012	225,005,872	83,119,722
Foreign currency transactions	(10,903)	(167)	(367)	—
Written options	—	1,086,288	—	53,778
Net realized gain	90,825,212	62,948,133	225,005,505	83,173,500
Net change in net unrealized appreciation (depreciation) on:
Investments	728,205,156	100,636,852	396,665,124	(11,198,468)
Foreign currency translations	—	899	—	—
Written options	—	(86,139)	—	—
Net change in unrealized appreciation (depreciation)	728,205,156	100,551,612	396,665,124	(11,198,468)
Net Gain	819,030,368	163,499,745	621,670,629	71,975,032
Net Increase Resulting from Operations	839,744,522	173,136,302	631,165,564	70,825,366

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Funds Master Investment Trust, LLC

	Columbia Marsico Growth		Columbia Large Cap Core
Increase (Decrease) in Net Assets	Master Portfolio		Master Portfolio
	(Unaudited) Six Month Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)	(Unaudited) Six Month Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations
Net investment income (loss)	20,714,154	24,426,397	9,636,557	23,329,462
Net realized gain on investments, foreign currency transactions and written options	90,825,212	14,471,691	62,948,133	100,527,675
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	728,205,156	185,265,873	100,551,612	68,270,849
Net increase resulting from operations	839,744,522	224,163,961	173,136,302	192,127,986
Contributions	995,175,532	2,188,083,613	85,058,753	185,946,065
Withdrawals	(725,602,296)	(1,011,668,981)	(212,955,297)	(278,518,354)
Net contributions/withdrawals	269,573,236	1,176,414,632	(127,896,544)	(92,572,289)
Net increase (decrease) in net assets	1,109,317,758	1,400,578,593	45,239,758	99,555,697
Net Assets
Beginning of period	5,763,266,064	4,362,687,471	1,711,404,695	1,611,848,998
End of period	6,872,583,822	5,763,266,064	1,756,644,453	1,711,404,695

See Accompanying Notes to Financial Statements.

	Columbia Marsico Focused Equities		Columbia Small Cap Growth
Increase (Decrease) in Net Assets	Master Portfolio		Master Portfolio
	(Unaudited) Six Month Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)	(Unaudited) Six Month Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations
Net investment income (loss)	9,494,935	14,104,201	(1,149,666)	(1,835,908)
Net realized gain on investments, foreign currency transactions and written options	225,005,505	108,959,130	83,173,500	81,359,817
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	396,665,124	50,464,854	(11,198,468)	(58,455,198)
Net increase resulting from operations	631,165,564	173,528,185	70,825,366	21,068,711
Contributions	646,367,829	1,443,092,198	46,379,548	261,206,484
Withdrawals	(787,837,140)	(1,088,798,390)	(96,045,576)	(163,705,076)
Net contributions/withdrawals	(141,469,311)	354,293,808	(49,666,028)	97,501,408
Net increase (decrease) in net assets	489,696,253	527,821,993	21,159,338	118,570,119
Net Assets
Beginning of period	4,676,646,782	4,148,824,789	610,536,139	491,966,020
End of period	5,166,343,035	4,676,646,782	631,695,477	610,536,139

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Master Portfolio

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2007		2007	2006	2005		2004		2003
Total return	14.22	%(a)	4.07%	15.11%	8.30%		33.81%		(18.90)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (b)	0.72	%(c)	0.73%	0.75%	0.83%		0.87%		0.87%
Interest expense	—		—	—	—	%(d)	—	%(d)	—	%(d)
Net expenses (b)	0.72	%(c)	0.73%	0.75%	0.83%		0.87%		0.87%
Net investment income (loss) (b)	0.66	%(c)	0.50%	0.31%	0.25%		0.07%		(0.05)%
Portfolio turnover rate	30	%(a)	42%	62%	62%		94%		107%

(a)  Not annualized.

(b  The benefits derived from expense reductions had an impact of less than 0.01%.

(c)  Annualized

(d)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Master Portfolio

	(Unaudited) Six Month Ended September 30,		Year Ended March 31,							Period Ended March 31,
	2007		2007		2006		2005	2004		2003 (a)
Total return	10.45	%(b)	12.48%		12.68%		5.18%	32.80%		(22.08)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.60	%(c)(d)	0.60	%(c)	0.61	%(c)	0.67%	0.71	%(c)(e)	0.71	%(c)(d)(f)
Interest expense	—	%(d)(g)	—	%(g)	—	%(g)	—	—	%(g)	—	%(d)(f)(g)
Net expenses	0.60	%(c)(d)	0.60	%(c)	0.61	%(c)	0.67%	0.71	%(c)(e)	0.71	%(c)(d)(f)
Waiver/Reimbursement	—		—		—		0.01%	—	%(g)	—
Net investment income	1.11	%(c)(d)	1.43	%(c)	1.28	%(c)	1.34%	0.74	%(c)	0.96	%(c)(d)
Portfolio turnover rate	41	%(b)	148%		106%		122%	47%		77	%(b)

(a)  Columbia Large Cap Core Master Portfolio commenced operations on May 13, 2002.

(b)  Not annualized.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

(d)  Annualized.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  Allocated from Blue Chip Master Portfolio.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Master Portfolio

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2007		2007	2006	2005		2004		2003
Total return	13.92	%(a)	3.84%	19.81%	5.76%		32.78%		(19.02)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (b)	0.73	%(c)	0.74%	0.75%	0.83%		0.86%		0.86%
Interest expense	—	%(c)(d)	—	—	—	%(d)	—	%(d)	—	%(d)
Net expenses (b)	0.73	%(c)	0.74%	0.75%	0.83%		0.86%		0.86%
Net investment income (loss) (b)	0.40	%(c)	0.33%	0.21%	0.11%		(0.01)%		(0.08)%
Portfolio turnover rate	48	%(a)	52%	71%	89%		96%		115%

(a)  Not annualized.

(b)  The benefits derived from expense reductions had an impact of less than 0.01%.

(c)  Annualized

(d)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Master Portfolio

	(Unaudited) Six Month Ended September 30,		Year Ended March 31,						Period Ended March 31,
	2007		2007		2006		2005		2004 (a)
Total return	11.85	%(b)	0.54%		31.47%		0.50%		51.50%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.76	%(c)(d)	0.77	%(e)	0.78	%(e)	0.90	%(e)	0.98	%(d)
Interest expense	—	%(d)(f)	—		—		—		—
Net expenses	0.76	%(c)(d)	0.77	%(e)	0.78	%(e)	0.90	%(e)	0.98	%(d)
Net investment income (loss)	(0.36	)%(c)(d)	(0.35	)%(e)	(0.39	)%(e)	0.56	%(e)	(0.66	)%(d)
Portfolio turnover rate	137	%(b)	188%		117%		59%		26	%(b)

(a)  Columbia Small Cap Growth Master Portfolio commenced operations on November 1, 2003.

(b)  Not annualized.

(c)  The benefit derived from expense reductions had an impact of 0.01%.

(d)  Annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Stock Funds
September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Master Trust (each a "Master Portfolio" and collectively, the "Master Portfolios"):

Columbia Marsico Growth Master Portfolio

Columbia Large Cap Core Master Portfolio

Columbia Marsico Focused Equities Master Portfolio

Columbia Small Cap Growth Master Portfolio

The series of the Master Trust serve as master portfolios for the Columbia Funds that operate as feeder funds in a master/feeder structure.

The following investors (each a "Feeder Fund" and collectively, the "Feeder Funds") were invested in the Master Portfolios at September 30, 2007:

Columbia Marsico Growth Master Portfolio:
Columbia Marsico Growth Fund	99.3%
Columbia Marsico Growth Fund (Offshore)	0.3%
Banc of America Capital Management Funds I, LLC – Growth Fund	0.4%
Columbia Large Cap Core Master Portfolio:
Columbia Large Cap Core Fund	99.5%
Columbia Large Cap Core Fund (Offshore)	0.5%
Columbia Marsico Focused Equities Master Portfolio:
Columbia Marsico Focused Equities Fund	99.8%
Columbia Marsico Focused Equities Fund (Offshore)	0.2%
Columbia Small Cap Growth Master Portfolio:
Columbia Small Cap Growth Fund II	99.3%
Columbia Small Cap Growth Fund II (Offshore)	0.7%

Each of the Master Portfolios is a diversified fund except for Columbia Marsico Focused Equities Master Portfolio which is a non-diversified fund.

At a Board meeting held in June 2007, the Board of Trustees voted to take various actions to convert Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II into stand-alone funds, investing directly in individual portfolio securities rather than in their respective Master Portfolios. Among other actions, the Board adopted an advisory agreement with Columbia Management Advisors, LLC ("Columbia") and a sub-advisory agreement with Marsico Capital Management, LLC ("Marsico") for Columbia Marsico Focused Equities Fund on the same terms as are currently in place at the Master Portfolio level. These actions will not result in any changes in the investment objective or principal investment strategies of, or total fees charged to, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II. Nor will they result in a change in the principal risks of investing in these Funds, except that the risks of investing in a master-feeder structure will no longer apply. There will be no transaction or other costs charged to Fund shareholders and no federal income tax consequences as a result of these actions. Fund shareholder approval is not required to implement these actions and, therefore, will not be requested. The conversion is expected to take place in late February 2008.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Master Portfolios in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Debt securities generally are valued by pricing services approved by the Master Portfolios' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Stock Funds, September 30, 2007 (Unaudited)

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Master Portfolios' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Options

Each Master Portfolio may write call and put options on futures they own or in which they may invest. Writing put options tends to increase the Master Portfolios' exposure to the underlying instrument. Writing call options tends to decrease the Master Portfolios' exposure to the underlying instrument. When the Master Portfolios write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. Each Master Portfolio as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Master Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Master Portfolios' custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Certain Master Portfolios may also write call options on a security the Master Portfolios own. Writing call options tends to decrease a Master Portfolio's exposure to the underlying security. When a Master Portfolio writes a call option, an amount equal to the premium received is recorded as a liability. Premiums received from writing call options which have expired are treated as realized gains.

Each Master Portfolio may also purchase put and call options. Purchasing call options tends to increase the Master Portfolio's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Master Portfolios may pay a premium, which is included in the Master Portfolios' Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Repurchase Agreements

Each Master Portfolio may engage in repurchase agreement transactions with institutions determined to be credit worthy by Columbia, the Master Portfolios' investment advisor. Each Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Master Portfolio's ability to dispose of the underlying securities and a

Stock Funds, September 30, 2007 (Unaudited)

possible decline in the value of the underlying securities during the period while the Master Portfolios seek to assert their rights.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolios do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

The Master Portfolios estimate components of distributions from real estate investment trust (REITs). Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments and/or realized gain as applicable. If the Master Portfolios no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Each investor in the Master Portfolios is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolios.

Expenses

General expenses of the Master Trust are allocated to the Master Portfolios based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged directly to that Master Portfolio.

Federal Income Tax Status

The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of that Master Portfolio's ordinary income and capital gains.

Each Master Portfolio's assets, income and distributions will be managed in such a way that a Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Indemnification

In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolios expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Marsico Growth Master Portfolio	$6,880,543,205	$(5,159,382,254)	$1,721,160,951
Columbia Large Cap Core Master Portfolio	337,262,958	(9,569,914)	327,693,044
Columbia Marsico Focused Equities Master Portfolio	1,497,644,664	(2,439,661)	1,495,205,003
Columbia Small Cap Growth Master Portfolio	84,396,322	(22,837,203)	61,559,119

Stock Funds, September 30, 2007 (Unaudited)

The Master Portfolios' adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Master Portfolio. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Master Portfolios' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Master Portfolio at the following annual rates:

	Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Marsico Growth Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Large Cap Core Master Portfolio	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Marsico Focused Equities Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Small Cap Growth
Master Portfolio	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%

For the six months ended September 30, 2007, the annualized effective investment advisory fee rates for the Master Portfolios, as a percentage of the Master Portfolios' average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Marsico Growth Master Portfolio	0.61%
Columbia Large Cap Core Master Portfolio	0.54%
Columbia Marsico Focused Equities
Master Portfolio	0.62%
Columbia Small Cap Growth Master Portfolio	0.69%

Sub-Advisory Fee

Marsico, a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to Columbia Marsico Growth Master Portfolio and Columbia Marsico Focused Equities Master Portfolio. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolios. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of each respective Master Portfolio's average daily net assets.

On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he and a company he controls had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals.

Administration Fee

Columbia provides administrative and other services to the Master Portfolios. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Master Portfolios' average daily net assets at the annual rates listed

Stock Funds, September 30, 2007 (Unaudited)

below less the fees payable by the Master Portfolios as described under the Pricing and Bookkeeping Fees note below:

Annual Rate
Columbia Marsico Growth Master Portfolio	0.10%
Columbia Large Cap Core Master Portfolio	0.05%
Columbia Marsico Focused Equities Master Portfolio	0.10%
Columbia Small Cap Growth Master Portfolio	0.05%

Pricing and Bookkeeping Fees

The Master Portfolios have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolios. The Master Portfolios have also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Master Portfolios. Under the State Street Agreements, each Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of each Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolios also reimburse State Street for certain out-of-pocket expenses and charges.

The Master Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Master Portfolios reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Master Portfolio expenses. Fees related to the requirements of the Sarbanes-Oxley Act of 2002 are paid by the Feeder Funds and are included in "Pricing and bookkeeping fees" on the Feeder Funds' Statements of Operations.

For the six months ended September 30, 2007, the amounts charged to the Master Portfolios by affiliates included in the Statements of Operations under "Pricing and bookkeeping fees" were as follows:

	Amounts Charged by Affiliates	Amounts Unpaid to Affiliates
Columbia Marsico Growth Master Portfolio	$4,429	$419
Columbia Large Cap Core Master Portfolio	4,429	419
Columbia Marsico Focused Equities Master Portfolio	4,429	419
Columbia Small Cap Growth Master Portfolio	4,429	419

Custody Credits

Each Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended September 30, 2007, these credits reduced total expenses as follows:

Custody Credits
Columbia Marsico Growth Master Portfolio	$875
Columbia Large Cap Core Master Portfolio	236
Columbia Marsico Focused Equities Master Portfolio	406
Columbia Small Cap Growth Master Portfolio	17,397

Fees Paid to Officers and Trustees

All officers of the Master Portfolios are employees of Columbia or its affiliates and, with the exception of the Master Portfolios' Chief Compliance Officer, receive no compensation from the Master Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolios in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned

Stock Funds, September 30, 2007 (Unaudited)

on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Investment Securities
	Purchases	Sales
Columbia Marsico Growth Master Portfolio	$1,971,716,041	$1,695,766,686
Columbia Large Cap Core Master Portfolio	712,506,554	829,086,968
Columbia Marsico Focused Equities Master Portfolio	2,331,290,591	2,203,112,552
Columbia Small Cap Growth Master Portfolio	855,262,980	890,471,220

Note 6. Line of Credit

The Master Portfolios and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund or Master Portfolio based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund or Master Portfolio. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended September 30, 2007, the average daily loan balance outstanding on days where borrowing existed, and the weighted average interest rate of each Portfolio were as follows:

	Average Borrowings	Weighted Average Interest Rates
Columbia Large Cap Core Master Portfolio	$3,307,692	5.81%
Columbia Marsico Focused Equities Master Portfolio	4,000,000	5.80%
Columbia Small Cap Growth Master Portfolio	3,000,000	5.81%

Note 7. Securities Lending

Each Master Portfolio commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. The collateral received is invested and the income generated by the

Stock Funds, September 30, 2007 (Unaudited)

investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Master Portfolio. Generally, in the event of borrower default, the Master Portfolio has the right to use the collateral to offset any losses incurred. In the event a Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Master Portfolio. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

Note 8. Significant Risks and Contingencies

Foreign Securities

Certain Master Portfolios invest in securities of foreign issuers. There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on

Stock Funds, September 30, 2007 (Unaudited)

behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Board Consideration and Approval of New Investment Sub-Advisory Agreements with Marsico Capital Management, LLC

Columbia Marsico Growth Master Portfolio and Columbia Marsico Focused Equities Master Portfolio

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees of Columbia Funds Master Investment Trust, LLC (the "Master Trust") (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements of the Master Trust and are not "interested persons" of the Master Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve any new investment advisory or sub-advisory agreements of the Master Trust and annually consider renewal of such agreements. The 1940 Act also requires that an advisory agreement (including a sub-advisory agreement) of an investment company provide for automatic termination in the event of its "assignment."

At Board meetings held on August 9-10, 2007, the Board, including the Independent Trustees, unanimously approved new investment sub-advisory agreements with Marsico Capital Management, LLC ("Marsico") in connection with the anticipated change of control of Marsico (the "Transaction") and automatic termination of the Master Trust's existing investment sub-advisory agreements with Marsico. Specifically, the Board approved new investment sub-advisory agreements with Marsico on behalf of Columbia Marsico Growth Master Portfolio and Columbia Marsico Focused Equities Master Portfolio (the "Master Portfolios"). The existing investment sub-advisory agreement with Marsico is referred to as the "Current Sub-Advisory Agreement" and the Master Portfolios' new investment sub-advisory agreements with Marsico are referred to as the "New Sub-Advisory Agreements."

The Board, including the Independent Trustees advised by their independent legal counsel and the independent fee consultant appointed pursuant to the NYAG Settlement, considered the factors and reached the conclusions described below relating to the approval of the New Sub-Advisory Agreements. The Board's review and conclusions are based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

Nature, Extent and Quality of Services. The Board received and considered information that it believed necessary to evaluate the on-going nature, extent and quality of the services provided by Marsico as well as the ability of Marsico to continue to provide those services to the Master Portfolios following the closing of the Transaction. Among other information, the Board received and considered Marsico's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about how Marsico's ownership, management, operations and finances would be structured following the Transaction, including that certain debt obligations of the parent companies of Marsico would be collateralized by security interests in Marsico's rights under the advisory and sub-advisory agreements with its clients and in equity interests that the parent companies of Marsico hold in Marsico.

The Board members noted that the Transaction is not expected to result in any significant change to the personnel who manage the Master Portfolios or in the manner in which the Master Portfolios are managed. In this regard, the Board considered that Marsico's portfolio management team and the research analysts supporting them are generally expected to remain the same after the closing of the Transaction. The Board also evaluated the ability of Marsico to continue to attract and retain qualified investment professionals, including research, advisory and supervisory personnel, following the Transaction. The Board noted Marsico's representations that its new ownership structure would allow it additional flexibility to attract and retain qualified personnel by providing employees the opportunity to obtain equity interests in an indirect parent company of Marsico.

The Board considered the effectiveness of Marsico's policies in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Marsico's methods for allocating portfolio investment opportunities among the Master Portfolios and other clients.

Investment Performance. The Board received and considered the Master Portfolios' short-term and long-term investment performance over various periods of time as compared to both relevant indices and peer groups. The Board took note that over the short-term the Master Portfolios had underperformed their primary benchmarks and peer groups and received an explanation of the factors contributing to such short-term underperformance, as well as a summary of steps being taken as part of Marsico's strategy to improve relative performance. The Board also noted that overall Marsico was delivering satisfactory performance results consistent with the long-term investment strategies being pursued by the Master Portfolios.

Sub-Advisory Fee Rates for the Funds and Other Clients. The Board considered the sub-advisory fee rates payable by Columbia Management Advisors, LLC ("CMA") to Marsico under the New Sub-Advisory Agreements, which the Board noted are the same as the sub-advisory fee rates payable under the Current Sub-Advisory Agreement. The Board also noted Marsico's undertaking not to seek to increase its sub-advisory fee rates for a two-year period following the closing of the Transaction. In addition, the Board received and reviewed information about the services and fee rates payable to Marsico by its other clients, including other registered investment companies sub-advised by Marsico. In this regard, the Board noted that, while there is a range of fee rates charged by Marsico to other sub-advised funds, Marsico's fees are paid by CMA out of CMA's advisory fees, and are not paid directly by the Master Portfolios. The Board indicated its intention to continue to monitor the range of fee rates and to take those into account from time to time in connection with its periodic review of contracts, including but not limited to its forthcoming review in October 2007.

Profitability. The Board received and considered information relating to Marsico's current and projected profitability following consummation of the Transaction. The Board noted, among other things, Marsico's statement that it anticipated that key aspects of its financial condition, such as its revenue generation and operating expenses, are not expected to change significantly in the initial years after the completion of the Transaction. The Board also noted Marsico's statement that terms relating to the debt financing for the Transaction allow Marsico to continue to operate its business soundly by using the same percentage of its revenues that it currently does to fund operating expenses and using a percentage of its remaining revenues to pay debt service.

Economies of Scale. The Board did not review specific information regarding whether there have been economies of scale with respect to management of the Master Portfolios because it regards that information as less relevant at the sub-adviser level. Rather, it reviews extensive information regarding economies of scale in the context of annually considering the Master Portfolios' investment advisory agreements with CMA for re-approval.

Other Benefits to Marsico. The Board received and considered information regarding any "fall-out" or ancillary benefits received by Marsico as a result of its relationship with the Master Portfolios. Such benefits could include, among others, benefits attributable to Marsico's relationships with the Master Portfolios (such as soft-dollar credits) and benefits potentially derived from an increase in Marsico's business as a result of the relationship with the Master Portfolios (such as the ability to market to shareholders other financial products offered by Marsico). The Board concluded that the benefits were not unreasonable.

Conclusion. No single factor was cited as determinative to the decision of the Board. Rather, after considering all of the above-described factors, including information about all material aspects of the Transaction, the Board, including the Independent Trustees, unanimously concluded that the terms of the New Sub-Advisory Agreements are fair and equitable. Accordingly, the Board unanimously approved the New Sub-Advisory Agreements on behalf of the Master Portfolios.

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Important Information About This Report – Stock Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Stock Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 800.345.6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Stock Funds

Semiannual Report – September 30, 2007

Columbia Management®

PRSRT STD

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©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136402-0907(11/07) 07/46138

Columbia Management®

Columbia International Value Fund

Semiannual Report – September 30, 2007

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements	5

Investment Portfolio	6

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	15

Columbia International Value Master Portfolio	22

Financial Statements	23

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed versus its benchmark, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the ongoing costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Portfolio Manager's Report

The Portfolio Manager's Report is where you will find your portfolio manager's thoughts on what happened during the reporting period. Commentary from your portfolio manager(s) includes a summary of the fund's performance, along with a comparison of the fund's performance versus the relevant peer group and benchmark indices.

The portfolio manager will also discuss market conditions that impacted the fund, as well as the investment strategy during the period. Please note: In semiannual reports, the portfolio manager's comments are included in the Fund Profile section.

Other Information

Every shareholder report includes a page containing "Important Information About This Report," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an independent registered public accounting firm's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserve precious natural resources. For even more information about your fund, visit our web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia International Value Fund

Summary

■  For the six-month period ended September 30, 2007, the fund's Class A shares returned 4.39% without sales charge. The MSCI EAFE Index1 returned 8.72% during the same period.

■  Declines for holdings based in Japan, such as Takefuji and Aiful, in the consumer finance industry, and Mitsubishi UFJ Financial Group in the commercial banking industry, detracted from performance. Weak performance from Canadian communications equipment company Nortel Networks also weighed on returns.

■  Gains for the fund's positions in the diversified telecommunication services, electric utilities, and food products industries contributed to positive performance. Top performers from these industries included Telefonica SA (Spain—diversified telecommunication services), Centrais Electricas Brasileiras SA (Brazil—electric utilities), and Nestle SA (Switzerland—food products). The fund's holdings in the household durables and food & staples retailing industries also tended to advance. Fund holdings in South Korea, the Netherlands, and Brazil provided positive returns, including LG Electronics (South Korea—household durables), Koninklijke Ahold NV (Netherlands—food & staples retailing), and Tele Norte Leste Participacoes SA (Brazil—diversified telecommunication services).

■  Although we monitor short-term developments in international equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that very little short-term "market news" provides useful information to investors. In all market environments, we search for and hold companies that we believe to be fundamentally sound, whose shares are trading at discounts to our estimates of their fair values. We believe this strategy has the potential to provide patient investors with favorable results.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance; current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/07

4.39%

Class A shares (without sales charge)

8.72%

MSCI EAFE Index

Net asset value per share

as of 09/30/07 ($)

Class A	25.48
Class B	24.77
Class C	24.74
Class Z	25.67

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	1.69
Class B	1.69
Class C	1.69
Class Z	1.69

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

1

Fund Profile – Columbia International Value Fund (continued)

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 09/30/07.

Holdings discussed in this report

as of 09/30/07 (%)

Takefuji	0.9
Aiful	0.9
Mitsubishi UFJ Financial Group	1.7
Nortel Networks	1.6
Telefonica SA	2.6
Centrais Electricas Brasileiras SA	2.8
Nestle SA	2.2
LG Electronics	2.3
Koninklijke Ahold NV	2.6
Tele Norte Leste Participacoes	1.7

Information provided is calculated as a percentage of net assets.

Portfolio Management

Brandes Investment Partners, L.P. is the investment sub-advisor to Columbia International Value Fund. The following are the six voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the fund and the master portfolio: Glenn Carlson, Brent Woods, Amelia Morris, Keith Colestock, W. James Brown and Brent Fredberg. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1996, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been Managing Director of Investments since 2002, and served as Managing Partner from 1998-2002. Amelia Morris has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1998-2004. Keith Colestock has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2001-2004. W. James Brown has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1996-2004. Brent Fredberg has served as a Senior Research Analyst since 2003, and served as an Analyst from 1999-2003.

The fund is a feeder fund that invests all or substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data—Brandes Investment Partners, L.P.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the master portfolio may differ from that presented for other Columbia Funds.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

2

Performance Information – Columbia International Value Fund

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	35,057	33,034
Class B	32,654	32,654
Class C*	32,350	32,350
Class Z	35,700	n/a

*06/15/98 (inception)–09/30/07

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia International Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	12/27/95		05/22/98		06/15/98		12/27/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	4.39	–1.62	4.00	–0.87	4.01	3.04	4.52
1-year	19.55	12.69	18.63	13.63	18.60	17.60	19.82
5-year	25.27	23.79	24.33	24.16	24.33	24.33	25.58
10-year/Life	13.36	12.69	12.56	12.56	13.47	13.47	13.57

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value ("NAV") with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Class B shares commenced operations on May 22, 1998 and have no performance prior to that date. Performance prior to May 22, 1998 is that of Class A shares at NAV, which reflect Rule 12b-1 fees of 0.25%. If Class B shares Rule 12b-1 fees had been reflected, total returns would have been lower.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.32
Class B	2.07
Class C	2.07
Class Z	1.07

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

3

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.90	1,018.45	6.69	6.61	1.31
Class B	1,000.00	1,000.00	1,040.00	1,014.70	10.51	10.38	2.06
Class C	1,000.00	1,000.00	1,040.10	1,014.70	10.51	10.38	2.06
Class Z	1,000.00	1,000.00	1,045.20	1,019.70	5.42	5.35	1.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Financial Statements – Columbia International Value Fund, September 30, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

5

Investment Portfolio – Columbia International Value Fund
September 30, 2007 (Unaudited)

Investment Company – 100.1%
Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio (a)	3,807,205,132
Total Investments – 100.1%	3,807,205,132
Other Assets & Liabilities, Net – (0.1)%	(4,283,464)
Net Assets – 100.0%	3,802,921,668

Notes to Investment Portfolio:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

  Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At September 30, 2007, Columbia International Value Fund owned 88.0% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at September 30, 2007.

Summary of Securities By Country	Value ($)	% of Total Investments
Japan	1,018,229,370	20.3
United States*	788,661,269	15.7
United Kingdom	608,620,854	12.1
Netherlands	512,255,713	10.2
France	424,219,755	8.4
South Korea	378,242,774	7.5
Germany	224,707,794	4.5
Brazil	211,964,754	4.2
Switzerland	171,165,428	3.4
Italy	139,214,119	2.8
Spain	99,738,498	2.0
Bermuda	83,145,833	1.7
Portugal	78,406,043	1.6
Mexico	78,159,601	1.6
Taiwan	61,933,973	1.2
Canada	59,610,497	1.2
Singapore	49,846,940	0.9
New Zealand	36,779,526	0.7
	5,024,902,741	100.0

* Includes short-term obligation and securities lending collateral.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See Accompanying Notes to Financial Statements.
6

Statement of Assets and Liabilities – Columbia International Value Fund
September 30, 2007 (Unaudited)

		($)
Assets	Investment in Master Portfolio, at identified cost	2,974,876,451
	Investment in Master Portfolio, at value	3,807,205,132
	Cash	74
	Receivable for Fund shares sold	153,725
	Total Assets	3,807,358,931
Liabilities	Payable for:
	Fund shares redeemed	2,570,200
	Administration fee	512,712
	Transfer agent fee	707,122
	Trustees' fees	34,135
	Pricing and bookkeeping fees	3,445
	Service and distribution fees	417,733
	Custody fee	492
	Chief compliance officer expenses	290
	Other liabilities	191,134
	Total Liabilities	4,437,263
	Net Assets	3,802,921,668
Net Assets Consist of	Paid-in capital	2,549,060,115
	Undistributed net investment income	50,910,071
	Accumulated net realized gain	370,622,801
	Unrealized appreciation on investments	832,328,681
	Net Assets	3,802,921,668
Class A	Net assets	1,062,845,162
	Shares outstanding	41,719,151
	Net asset value per share (a)(b)	25.48
	Maximum sales charge	5.75%
	Maximum offering price per share ($25.48/0.9425)(c)	27.03
Class B	Net assets	96,594,126
	Shares outstanding	3,899,245
	Net asset value and offering price per share (a)(b)	24.77
Class C	Net assets	159,662,720
	Shares outstanding	6,452,831
	Net asset value and offering price per share (a)(b)	24.74
Class Z	Net assets	2,483,819,660
	Shares outstanding	96,760,519
	Net asset value, redemption and offering price per share (b)	25.67

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.
7

Statement of Operations – Columbia International Value Fund
For the Six Months Ended September 30, 2007 (Unaudited)

		($)
Investment Income	Allocated from Master Portfolio:
	Dividends (net of foreign taxes withheld of $14,576,847)	67,725,041
	Interest	2,184,019
	Securities lending	5,623,649
	Total Income	75,532,709
Expenses
	Expenses allocated from Master Portfolio	15,938,336
	Administration fee	3,346,915
	Distribution fee:
	Class B	396,840
	Class C	616,645
	Service fee:
	Class A	1,356,573
	Class B	132,280
	Class C	205,548
	Transfer agent fee	1,524,675
	Trustees' fees	3,409
	Pricing and bookkeeping fees	20,783
	Custody fee	2,012
	Chief compliance officer expenses	1,306
	Other expenses	210,029
	Total Expenses	23,755,351
	Expense reductions	(1,285)
	Net Expenses	23,754,066
	Net Investment Income	51,778,643
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) allocated from Master Portfolio on:
	Investments	372,074,683
	Foreign currency transactions	(847,164)
	Net realized gain	371,227,519
	Net change in unrealized appreciation on investments allocated from Master Portfolio	(248,254,536)
	Net Gain	122,972,983
	Net Increase Resulting from Operations	174,751,626

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets – Columbia International Value Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)		Year Ended March 31, 2007 ($)
Operations	Net investment income	51,778,643		49,800,001
	Net realized gain on investments and foreign currency transactions	371,227,519	(a)	527,564,282 (a)
	Net change in unrealized appreciation (depreciation) on investments	(248,254,536	)(a)	153,551,812 (a)
	Net Increase Resulting from Operations	174,751,626		730,916,095
Distributions to Shareholders	From net investment income:
	Class A	—		(14,062,577)
	Class B	—		(831,862)
	Class C	—		(1,277,433)
	Class Z	—		(38,271,216)
	From net realized gains:
	Class A	(68,863,774)		(133,186,314)
	Class B	(6,845,003)		(14,213,607)
	Class C	(10,615,267)		(21,458,685)
	Class Z	(165,656,390)		(327,372,752)
	Total Distributions to Shareholders	(251,980,434)		(550,674,446)
	Net Capital Share Transactions	(126,805,544)		(52,838,946)
	Redemption fees	28,471		23,212
	Net Increase in Net Assets	(204,005,881)		127,425,915
Net Assets	Beginning of period	4,006,927,549		3,879,501,634
	End of period	3,802,921,668		4,006,927,549
	Undistributed net investment income at end of period	50,910,071		(868,572)

(a)  Allocated from Columbia International Value Master Portfolio.

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets (continued) – Capital Stock Activity

--	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	3,330,895	86,340,130	8,880,356	221,294,787
Distributions reinvested	2,276,325	58,114,579	5,124,801	122,140,018
Redemptions	(5,156,388)	(132,859,215)	(13,194,201)	(330,986,223)
Net Increase	450,832	11,595,494	810,956	12,448,582
Class B
Subscriptions	33,136	825,499	78,369	1,825,379
Distributions reinvested	224,892	5,593,058	527,817	12,265,228
Redemptions	(712,238)	(17,902,920)	(935,890)	(22,742,025)
Net Decrease	(454,210)	(11,484,363)	(329,704)	(8,651,418)
Class C
Subscriptions	125,833	3,125,831	309,929	7,245,205
Distributions reinvested	281,089	6,982,247	659,733	15,324,874
Redemptions	(674,518)	(17,166,413)	(1,135,070)	(27,767,999)
Net Decrease	(267,596)	(7,058,335)	(165,408)	(5,197,920)
Class Z
Subscriptions	1,883,554	49,374,155	1,879,407	46,956,866
Distributions reinvested	3,534,113	90,826,707	7,900,734	189,194,368
Redemptions	(9,989,966)	(260,059,202)	(11,511,055)	(287,589,424)
Net Decrease	(4,572,299)	(119,858,340)	(1,730,914)	(51,438,190)

See Accompanying Notes to Financial Statements.
10

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$26.02		$24.97		$22.34		$20.64		$11.62		$16.61
Income from Investment Operations:
Net investment income (c)	0.32		0.29		0.31		0.23		0.15		0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.83		4.34		4.73		2.51		9.04		(4.92)
Total from Investment Operations	1.15		4.63		5.04		2.74		9.19		(4.77)
Less Distributions to Shareholders:
From net investment income	—		(0.34)		(0.35)		(0.25)		(0.17)		(0.13)
From net realized gains	(1.69)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.69)		(3.58)		(2.41)		(1.04)		(0.17)		(0.22)
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$25.48		$26.02		$24.97		$22.34		$20.64		$11.62
Total return (e)	4.39	%(f)	20.46%		24.28%		13.38%		79.17%		(28.97)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.31	%(g)(h)	1.30	%(g)	1.27%		1.33%		1.36%		1.42%
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	1.31	%(g)(h)	1.30	%(g)	1.27%		1.33%		1.36%		1.42%
Waiver/Reimbursement	—		—		0.06	%(j)	0.07	%(j)	0.09	%(j)	0.06%
Net investment income	2.49	%(h)	1.15%		1.38%		1.10%		0.89%		0.91%
Net assets, end of period (000's)	$1,062,845		$1,073,616		$1,010,361		$906,848		$792,857		$482,196

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
11

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$25.43		$24.54		$22.00		$20.35		$11.47		$16.39
Income from Investment Operations:
Net investment income (c)	0.22		0.11		0.15		0.08		0.02		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		4.22		4.63		2.45		8.91		(4.84)
Total from Investment Operations	1.03		4.33		4.78		2.53		8.93		(4.81)
Less Distributions to Shareholders:
From net investment income	—		(0.20)		(0.18)		(0.09)		(0.05)		(0.02)
From net realized gains	(1.69)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.69)		(3.44)		(2.24)		(0.88)		(0.05)		(0.11)
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$24.77		$25.43		$24.54		$22.00		$20.35		$11.47
Total return (e)	4.00	%(f)	19.51%		23.36%		12.54%		77.89%		(29.54)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.06	%(g)(h)	2.05	%(g)	2.02%		2.08%		2.11%		2.17%
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	2.06	%(g)(h)	2.05	%(g)	2.02%		2.08%		2.11%		2.17%
Waiver/Reimbursement	—		—		0.06	%(j)	0.07	%(j)	0.09	%(j)	0.06%
Net investment income	1.75	%(h)	0.45%		0.67%		0.35%		0.14%		0.16%
Net assets, end of period (000's)	$96,594		$110,726		$114,932		$111,402		$112,798		$73,283

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
12

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$25.40		$24.52		$21.98		$20.33		$11.46		$16.39
Income from Investment Operations:
Net investment income (c)	0.22		0.10		0.15		0.08		0.02		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.81		4.22		4.63		2.45		8.90		(4.82)
Total from Investment Operations	1.03		4.32		4.78		2.53		8.92		(4.80)
Less Distributions to Shareholders:
From net investment income	—		(0.20)		(0.18)		(0.09)		(0.05)		(0.04)
From net realized gains	(1.69)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.69)		(3.44)		(2.24)		(0.88)		(0.05)		(0.13)
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$24.74		$25.40		$24.52		$21.98		$20.33		$11.46
Total return (e)	4.01	%(f)	19.48%		23.38%		12.54%		77.85%		(29.52)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	2.06	%(g)(h)	2.05	%(g)	2.02%		2.08%		2.11%		2.17%
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	2.06	%(g)(h)	2.05	%(g)	2.02%		2.08%		2.11%		2.17%
Waiver/Reimbursement	—		—		0.06	%(j)	0.07	%(j)	0.09	%(j)	0.06%
Net investment income	1.75	%(h)	0.42%		0.67%		0.35%		0.14%		0.16%
Net assets, end of period (000's)	$159,663		$170,731		$168,819		$162,797		$170,702		$113,594

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
13

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class Z Shares (a)	2007		2007		2006 (b)		2005		2004		2003
Net Asset Value, Beginning of Period	$26.17		$25.09		$22.42		$20.71		$11.65		$16.67
Income from Investment Operations:
Net investment income (c)	0.36		0.36		0.38		0.29		0.19		0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.83		4.35		4.75		2.51		9.07		(4.92)
Total from Investment Operations	1.19		4.71		5.13		2.80		9.26		(4.76)
Less Distributions to Shareholders:
From net investment income	—		(0.39)		(0.40)		(0.30)		(0.20)		(0.17)
From net realized gains	(1.69)		(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions to Shareholders	(1.69)		(3.63)		(2.46)		(1.09)		(0.20)		(0.26)
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$25.67		$26.17		$25.09		$22.42		$20.71		$11.65
Total return (e)	4.52	%(f)	20.70%		24.66%		13.63%		79.67%		(28.81)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.06	%(g)(h)	1.05	%(g)	1.02%		1.08%		1.11%		1.17%
Interest expense	—		—	%(i)	—	%(i)	—		—		—
Net expenses	1.06	%(g)(h)	1.05	%(g)	1.02%		1.08%		1.11%		1.17%
Waiver/Reimbursement	—		—		0.06	%(j)	0.07	%(j)	0.09	%(j)	0.06%
Net investment income	2.76	%(h)	1.43%		1.69%		1.35%		1.14%		1.16%
Net assets, end of period (000's)	$2,483,820		$2,651,855		$2,585,390		$2,577,677		$2,488,701		$1,614,750

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)   The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the wavier/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
14

Notes to Financial Statements – Columbia International Value Fund
September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Fund (the "Fund").

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio, included in the Statement of Assets and Liabilities, reflects the Fund's proportionate amount of beneficial interests in the net assets of the Master Portfolio and is equal to 88.0% at September 30, 2007. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements. Other funds that are managed by Columbia Management Advisors, LLC, that are not registered under the 1940 Act and whose financial statements are not presented here, also invest in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares generally will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund invests substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses)

15

Columbia International Value Fund, September 30, 2007 (Unaudited)

arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Distributions to Shareholders

Dividends from net investment income, if any, are distributed at least annually. Net realized capital gains, if any, are distributed at least annually.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains
Columbia International Value Fund	$111,210,985	$439,463,461

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
N/A*	N/A*	N/A*

*  See the Master Portfolio notes to financial statements for tax basis information.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has

16

Columbia International Value Fund, September 30, 2007 (Unaudited)

evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Master Portfolio. The Fund indirectly pays for investment advisory and sub-advisory services through its investment in the Master Portfolio. (See Note 4 of Notes to Financial Statements of the Master Portfolio.)

Administration Fee

Columbia provides administrative and other services to the Fund. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.17% based on the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Fund reimburses Columbia for out-of pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended September 30, 2007, the amount charged to the Fund by affiliates included in the Statement of Operations under "Pricing and bookkeeping fees" aggregated $1,783, of which $834 is unpaid.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2007, the annualized effective transfer agent fee rate for the Fund, inclusive of out-of-pocket expenses, sub-transfer agent fees, and net of minimum account balance fee, and waivers if applicable, was 0.08% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial

17

Columbia International Value Fund, September 30, 2007 (Unaudited)

minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statement of Operations. For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses by $1,285.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Fund's shares. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts of $245 on sales of the Fund's Class A shares and received net CDSC fees of $17, $12,647 and $219 on Class A, Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans ("Servicing Plans") and distribution plans ("Distribution Plans") for the Class B and Class C shares of the Fund and a combined distribution and shareholder servicing plan for Class A shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees fees" in the Statement of Assets and Liabilities.

Note 5. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

18

Columbia International Value Fund, September 30, 2007 (Unaudited)

Class B shares generally convert to Class A shares as follows:

Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Nine years

As of September 30, 2007, the Fund had one shareholder that held 38.7% of the Fund's shares outstanding, which were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

As of September 30, 2007, the Fund had three shareholders that held 24.4% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 6. Redemption Fees

The Fund may impose a 2.00% redemption fee on shares that are redeemed within 60 days of purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of the Fund. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class of the Fund based on the relative net assets at the time of the redemption. For the six months ended September 30, 2007, the Fund assessed redemption fees of $7,825, $758, $1,183 and $18,705 for Class A, Class B, Class C and Class Z shares, respectively, of the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended September 30, 2007, the Fund did not borrow under this arrangement.

Note 8. Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

19

Columbia International Value Fund, September 30, 2007 (Unaudited)

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual

20

Columbia International Value Fund, September 30, 2007 (Unaudited)

funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

21

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio (Unaudited)

  September 30, 2007

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

22

Investment Portfolio – Columbia International Value Master Portfolio

September 30, 2007 (Unaudited)

Common Stocks – 97.9%

	Shares	Value ($)
Consumer Discretionary – 6.9%
Household Durables – 3.0%
LG Electronics, Inc.	945,128	88,054,892
Sony Corp. (a)	897,900	43,176,573
Household Durables Total		131,231,465
Media – 2.2%
British Sky Broadcasting Group PLC	1,083,100	15,395,397
ITV PLC	37,586,400	79,004,428
Media Total		94,399,825
Multiline Retail – 1.4%
Marks & Spencer Group PLC, ADR (a)	828,580	62,342,276
Multiline Retail Total		62,342,276
Specialty Retail – 0.3%
Kingfisher PLC	3,390,900	12,406,268
Specialty Retail Total		12,406,268
Consumer Discretionary Total		300,379,834
Consumer Staples – 12.4%
Food & Staples Retailing – 8.1%
Carrefour SA (a)	1,200,660	84,102,081
Carrefour SA (b)	252,730	17,702,862
Koninklijke Ahold NV (c)	6,433,147	97,221,697
Seven & I Holdings Co. Ltd.	962,100	24,764,183
Wm. Morrison Supermarkets PLC	22,134,765	127,720,564
Food & Staples Retailing Total		351,511,387
Food Products – 4.3%
Nestle SA, Registered Shares	187,700	84,309,539
Unilever NV (a)	3,314,404	102,231,102
Food Products Total		186,540,641
Consumer Staples Total		538,052,028
Financials – 18.4%
Commercial Banks – 9.7%
ABN AMRO Holding NV, ADR (a)	1,349,243	70,835,257
HSBC Holdings PLC	2,508,132	46,395,061
Intesa Sanpaolo SpA	8,435,186	65,095,512
Mitsubishi UFJ Financial Group, Inc. (a)	7,039,000	63,914,120
Mitsubishi UFJ Financial Group, Inc., ADR (a)	4,344,631	39,449,249

	Shares	Value ($)
Chuo Mitsui Trust Holdings, Inc.	1,436,000	11,148,334
Mizuho Financial Group, Inc. (a)	12,349	69,983,934
Natixis	1,026,000	22,745,025
San-In Godo Bank Ltd.	233,000	1,843,113
Sumitomo Mitsui Financial Group, Inc. (a)	2,501	19,383,178
Yamaguchi Financial Group, Inc.	754,000	7,850,307
Commercial Banks Total		418,643,090
Consumer Finance – 1.5%
Aiful Corp. (a)	2,149,600	33,594,270
Takefuji Corp. (a)	1,689,230	33,465,302
Consumer Finance Total		67,059,572
Diversified Financial Services – 1.2%
Jardine Matheson Holdings Ltd., ADR (a)	1,742,900	49,846,940
Diversified Financial Services Total		49,846,940
Insurance – 5.7%
Aegon NV	4,971,404	95,112,739
Millea Holdings, Inc., Tokyo	1,658,800	66,567,891
Mitsui Sumitomo Insurance Co., Ltd. (a)	7,087,000	82,908,610
Insurance Total		244,589,240
Thrifts & Mortgage Finance – 0.3%
Hypo Real Estate Holding AG, ADR (a)	253,261	14,407,031
Thrifts & Mortgage Finance Total		14,407,031
Financials Total		794,545,873
Health Care – 13.8%
Health Care Equipment & Supplies – 0.6%
Covidien Ltd. (a)(c)	591,912	24,564,348
Health Care Equipment & Supplies Total		24,564,348
Pharmaceuticals – 13.2%
AstraZeneca PLC	2,677,185	133,935,897
Daiichi Sankyo Co., Ltd. (a)	2,252,000	67,512,038
GlaxoSmithKline PLC	4,954,900	131,420,962
Ono Pharmaceutical Co., Ltd. (a)	1,486,700	79,560,695
Sanofi-Aventis (a)	1,587,086	134,545,769
Taisho Pharmaceutical Co., Ltd. (a)	382,000	7,509,926
Takeda Pharmaceutical Co., Ltd. (a)	274,000	19,236,655
Pharmaceuticals Total		573,721,942
Health Care Total		598,286,290

See Accompanying Notes to Financial Statements
23

Columbia International Value Master Portfolio

September 30, 2007 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 1.4%
Commercial Services & Supplies – 1.4%
Contax Participacoes SA, ADR	2,827,200	4,179,450
Dai Nippon Printing Co., Ltd. (a)	3,974,000	56,653,182
Commercial Services & Supplies Total		60,832,632
Industrials Total		60,832,632
Information Technology – 14.7%
Communications Equipment – 3.5%
Alcatel-Lucent (a)	5,236,100	53,811,142
Alcatel-Lucent, ADR (a)	3,835,200	39,042,336
Nortel Networks Corp. (a)(c)	3,510,630	59,610,497
Communications Equipment Total		152,463,975
Electronic Equipment & Instruments – 4.9%
FUJIFILM Holdings Corp. (a)	1,054,805	48,485,286
Hitachi Ltd. (a)	3,889,000	25,811,456
Hitachi Ltd., ADR (a)	1,199,825	79,356,426
Tyco Electronics Ltd. (a)	1,653,443	58,581,485
Electronic Equipment & Instruments Total		212,234,653
Semiconductors & Semiconductor Equipment – 6.3%
Infineon Technologies AG (c)	1,882,209	32,379,500
Infineon Technologies AG (b)	349,505	6,012,510
Qimonda AG, ADR (c)	861,840	9,738,792
Rohm Co., Ltd.	622,300	54,874,804
Samsung Electronics Co., Ltd.	57,300	35,955,615
STMicroelectronics NV (a)	4,215,100	70,801,890
United Microelectronics Corp. (d)	86,155,806	61,933,973
Semiconductors & Semiconductor Equipment Total		271,697,084
Information Technology Total		636,395,712
Materials – 1.8%
Chemicals – 1.8%
Akzo Nobel NV	923,400	76,053,028
Chemicals Total		76,053,028
Materials Total		76,053,028
Telecommunication Services – 23.5%
Diversified Telecommunication Services – 21.7%
Brasil Telecom Participacoes SA, ADR (a)	241,760	18,040,131
Deutsche Telekom AG, ADR (a)	6,010,800	117,992,004
Deutsche Telekom AG, Registered Shares	2,249,000	44,177,958
France Telecom SA (a)	2,157,812	72,270,540
KT Corp., ADR	2,914,300	73,003,215

	Shares	Value ($)
Nippon Telegraph & Telephone Corp.	4,575	21,348,480
Nippon Telegraph & Telephone Corp., ADR (a)	2,571,180	59,831,359
Portugal Telecom SGPS SA, ADR	5,584,476	78,406,043
Swisscom AG, ADR (a)	2,291,700	86,855,888
Tele Norte Leste Participacoes SA, ADR	2,827,200	63,498,912
Telecom Corp. of New Zealand Ltd., ADR	2,168,604	36,779,526
Telecom Italia SpA, ADR	1,649,181	49,920,709
Telecom Italia SpA, Savings Shares (a)	10,039,010	24,197,898
Telecomunicacoes Brasileiras SA, ADR	663,200	15,870,376
Telefonica SA, ADR	1,190,481	99,738,498
Telefonos de Mexico SA de CV, ADR, Class L	2,377,840	78,159,601
Diversified Telecommunication Services Total		940,091,138
Wireless Telecommunication Services – 1.8%
SK Telecom Co. Ltd., ADR (a)	1,987,439	59,026,938
SK Telecom Co., Ltd.	57,077	13,083,431
Tim Participacoes SA, ADR (a)	61,418	2,491,114
Vivo Participacoes SA (a)	426,216	2,114,032
Wireless Telecommunication Services Total		76,715,515
Telecommunication Services Total		1,016,806,653
Utilities – 5.0%
Electric Utilities – 5.0%
Centrais Electricas Brasileiras SA, ADR	7,275,467	105,770,739
Korea Electric Power Corp., ADR	4,713,550	109,118,683
Electric Utilities Total		214,889,422
Utilities Total		214,889,422
Total Common Stocks (Cost of $3,282,806,407)		4,236,241,472
Securities Lending Collateral – 17.2%
State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 5.320%)	744,423,269	744,423,269
Total Securities Lending Collateral (Cost of $744,423,269)		744,423,269

See Accompanying Notes to Financial Statements
24

Columbia International Value Master Portfolio

September 30, 2007 (Unaudited)

Short-Term Obligation – 1.0%

	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07, at 3.910%, collateralized by a U.S. Government Agency Obligation maturing 10/09/09, market value $45,124,500 (repurchase proceeds $44,252,414)	44,238,000	44,238,000
Total Short-Term Obligation (Cost of $44,238,000)		44,238,000
Total Investments – 116.1% (Cost of $4,071,467,676) (f)		5,024,902,741
Other Assets & Liabilities, Net – (16.1)%		(697,145,261)
Net Assets – 100.0%		4,327,757,480

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $700,913,528.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of these securities, which is not illiquid, amounted to $23,715,372 which represents 0.6% of net assets.

(c)  Non-income producing security.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  Cost for federal income tax purposes is $4,071,467,676.

  Investments in affiliate during the period ended September 30, 2007: Security name: Compania Anonima Nacional Telefonos de Venezuela, ADR

Shares as of 03/31/07:	2,878,864
Shares purchased:	–
Shares sold:	(2,878,864)
Shares as of 09/30/07:	–
Net realized gain/loss:	$(1,677,992)
Dividend income earned:	$7,937,794
Value at end of period:	$–

The Master Portfolio was invested in the following countries at September 30, 2007:

Summary of Securities By Country	Value ($)	% of Total Investments
Japan	1,018,229,370	20.3
United States *	788,661,269	15.7
United Kingdom	608,620,854	12.1
Netherlands	512,255,713	10.2
France	424,219,755	8.4
South Korea	378,242,774	7.5
Germany	224,707,794	4.5
Brazil	211,964,754	4.2
Switzerland	171,165,428	3.4
Italy	139,214,119	2.8
Spain	99,738,498	2.0
Bermuda	83,145,833	1.7
Portugal	78,406,043	1.6
Mexico	78,159,601	1.6
Taiwan	61,933,973	1.2
Canada	59,610,497	1.2
Singapore	49,846,940	0.9
New Zealand	36,779,526	0.7
	5,024,902,741	100.0

*  Includes short-term obligation and securities lending collateral.

  Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.
25

Statement of Assets and Liabilities – Columbia International Value Master Portfolio
September 30, 2007 (Unaudited)

		($)
Assets	Investments, at identified cost	4,071,467,676
	Investments, at value (including securities on loan of $700,913,528)	5,024,902,741
	Cash	1,188,437
	Foreign currency (cost of $18,581)	18,778
	Receivable for:
	Investments sold	37,167,808
	Interest	14,805
	Dividends	23,597,833
	Securities lending income	177,726
	Total assets	5,087,068,128
Liabilities	Collateral on securities loaned	744,423,269
	Payable for:
	Investments purchased	11,934,332
	Investment advisory fee	2,524,699
	Administration fee	160,919
	Pricing and bookkeeping fees	13,456
	Trustees' fees	53,641
	Custody fee	121,050
	Other liabilities	79,282
	Total liabilities	759,310,648
	Net Assets	4,327,757,480

See Accompanying Notes to Financial Statements.
26

Statement of Operations – Columbia International Value Master Portfolio
For the Six Months Ended September 30, 2007 (Unaudited)

		($)
Investment Income	Dividends (Net of foreign taxes withheld of $16,656,128)	74,274,814
	Dividends from affiliates	7,937,794
	Interest	2,494,933
	Securities lending	6,428,212
	Total income	91,135,753
Expenses	Investment advisory fee	16,451,726
	Administration fee	1,058,069
	Pricing and bookkeeping fees	80,085
	Trustees' fees	9,299
	Custody fee	542,634
	Other expenses	81,002
	Total Expenses	18,222,815
	Expense reductions	(17,631)
	Net Expenses	18,205,184
	Net Investment Income	72,930,569
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	426,329,958
	Affiliated investments	(1,677,992)
	Foreign currency transactions	(965,079)
	Net realized gain	423,686,887
	Net change in unrealized appreciation (depreciation) on:
	Investments	(289,006,125)
	Foreign currency translations	191
	Net change in unrealized appreciation	(289,005,934)
	Net Gain	134,680,953
	Net Increase Resulting from Operations	207,611,522

See Accompanying Notes to Financial Statements.
27

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	72,930,569	74,024,116
	Net realized gain on investments and foreign currency transactions	423,686,887	604,868,524
	Net change in unrealized appreciation (depreciation) on investments	(289,005,934)	175,449,991
	Net Increase Resulting from Operations	207,611,522	854,342,631
	Contributions	145,296,862	279,432,207
	Withdrawals	(643,540,617)	(974,514,599)
	Net Increase (Decrease) in Net Assets	(290,632,233)	159,260,239
Net Assets	Beginning of period	4,618,389,713	4,459,129,474
	End of period	4,327,757,480	4,618,389,713

See Accompanying Notes to Financial Statements.
28

Financial Highlights – Columbia International Value Master Portfolio

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2007		2007		2006		2005		2004		2003
Total return	4.78	%(a)	20.95%		24.88%		13.85%		79.88%		(28.54)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (b)	0.80	%(c)	0.80%		0.80%		0.86%		0.90%		0.90%
Interest expense	—		—	%(d)	—	%(d)	—	%(d)	—	%(d)	—	%(d)
Net expenses (b)	0.80	%(c)	0.80%		0.80%		0.86%		0.90%		0.90%
Waiver/Reimbursement	—		—		—		0.05%		0.06%		0.06%
Net investment income	3.22	%(c)	1.66%		1.88%		1.57%		1.34%		1.45%
Portfolio turnover rate	15	%(a)	19%		20%		21%		15%		25%

(a)   Not annualized.

(b)   The benefits derived from expense reductions had an impact of less than 0.01%.

(c)   Annualized.

(d)   Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.
29

Notes to Financial Statements – Columbia International Value Master Portfolio
September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to Columbia International Value Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at September 30, 2007:

Columbia International Value Master Portfolio:

Columbia International Value Fund
(the "Feeder Fund")  88.0%

Columbia International Value Fund (Offshore)  0.3%

Banc of America Capital Management Funds VII,
LLC – International Value Fund  11.7%

The series of the Master Trust serve as master portfolios for the Columbia Funds that operate as feeder funds in a master/feeder structure.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's interests are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their "fair value" using procedures approved by the Board of Trustees. The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Master Portfolio's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

30

Columbia International Value Master Portfolio, September 30, 2007 (Unaudited)

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Master Portfolio's investment advisor, has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Master Portfolio or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Master Portfolio will not incur any registration costs upon such resale.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the fund becomes aware of such, net of non-reclaimable tax withholdings.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses

General expenses of the Master Trust are allocated to the Master Portfolio based upon relative net assets or other expense allocation methodologics determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged directly to the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

31

Columbia International Value Master Portfolio, September 30, 2007 (Unaudited)

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,204,246,098	$(250,811,033)	$953,435,065

The Master Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Master Portfolio. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Master Portfolio's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

For the six months ended September 30, 2007, the annualized effective investment advisory fee rate for the Master Portfolio was 0.73% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia as the investment sub-advisor to the Master Portfolio. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the Master Portfolio's average daily net assets.

32

Columbia International Value Master Portfolio, September 30, 2007 (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Master Portfolio. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Master Portfolio has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The Master Portfolio's aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Master Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Master Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Master Portfolio expenses. Fees related to the requirements of the Sarbanes-Oxley Act of 2002 are paid by the Feeder Fund and are included in "Pricing and bookkeeping fees" on the Feeder Fund's Statement of Operations.

For the six months ended September 30, 2007, the amount charged to the Master Portfolio by affiliates included in the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,429, of which $419 is unpaid.

Expense Limits and Fee Waivers

Columbia and/or some of the Master Portfolio's other service providers have voluntarily agreed to reimburse the Master Portfolio for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be revised or discontinued by Columbia at any time.

Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended September 30, 2007 these credits reduced total expenses by $17,631.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust, another registered investment company advised

33

Columbia International Value Master Portfolio, September 30, 2007 (Unaudited)

by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of securities excluding short-term obligations were $651,854,176 and $974,026,679, respectively.

Note 6. Line of Credit

The Master Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund or Master Portfolio based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unused committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund or Master Portfolio. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended September 30, 2007, the Master Portfolio did not borrow under this arrangement.

Note 7. Securities Lending

The Master Portfolio commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Master Portfolio. Generally, in the event of borrower default, the Master Portfolio has the right to use the collateral to offset any losses incurred. In the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Master Portfolio. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

Note 8. Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America

34

Columbia International Value Master Portfolio, September 30, 2007 (Unaudited)

Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

35

Columbia International Value Master Portfolio, September 30, 2007 (Unaudited)

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

36

Important Information About This Report – Columbia International Value Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia International Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about the fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia International Value Fund

Semiannual Report – September 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136203-0907(11/07) 07 46090

Columbia Management®

Government & Corporate
Bond Funds

Semiannual Report – September 30, 2007

■  Columbia Total Return Bond Fund

■  Columbia Short Term Bond Fund

■  Columbia High Income Fund

NOT FDIC INSURED

NOT BANK ISSUED

May Lose Value

No Bank Guarantee

Columbia Total Return Bond Fund	1

Columbia Short Term Bond Fund	4

Columbia High Income Fund	7

Financial Statements	10

Investment Portfolios	11

Statements of Assets and Liabilities	33

Statements of Operations	35

Statements of Changes in Net Assets	37

Financial Highlights	40

Notes to Financial Statements	52

Columbia High Income Master Portfolio	64

Important Information About This Report	89

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Every six months, you receive a shareholder report for your Columbia Funds investment. We strive to bring you the information you need to make intelligent, informed investment decisions, in an attractive, easy-to-understand format.

We know that for many investors, the information contained in shareholder reports can seem very technical, so we would like to take this opportunity to walk you through some of the sections in the beginning of your shareholder report, explain their purpose and point out some of the highlights we think you'll find useful. In future reports, we will discuss how to use the financial statements in your shareholder reports.

Performance Information

One of the first sections in your shareholder report is the Performance Information section, which contains several tables that illustrate how your fund has performed over time. These tables can be very useful for evaluating how your fund has performed, though it's important to remember that past performance is not an indicator of future results.

Understanding Your Expenses

This section explains the costs associated with your Columbia Funds investment. It includes both general information about mutual fund expenses and specific information pertinent to your fund.

You can use the information to estimate the expenses you paid over the reporting period. You will need your account balance at the end of the period, which can be found by checking your most recent account statement, logging onto your account at www.columbiafunds.com, calling our service center at 800.345.6611 or contacting your financial advisor. Once you have your balance, the section explains how to calculate your estimated expenses step by step.

Other Information

Every shareholder report includes a page containing "Important Information About This Fund," which includes instructions for requesting additional copies of the shareholder report, as well as contact information for the fund's Transfer Agent, Distributor and Investment Advisor.

Annual reports contain additional information, such as an auditor's report and biographies of the fund's trustees and officers. This information is not included in semiannual reports.

Shareholder reports can be delivered to you electronically through our eDelivery service. Using eDelivery can help your fund save money while at the same time preserving precious natural resources. For even more information about your fund, visit our Web site at www.columbiafunds.com. There you will find prospectuses, shareholder reports and fund fact sheets for all of the funds in the Columbia Funds family.

We hope this guide to your shareholder report will help you get the most out of this important resource. Thank you for your business, and for your continued confidence in Columbia Funds.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Fund Profile – Columbia Total Return Bond Fund

Summary

■   For the six-month period that ended September 30, 2007, the fund's Class A shares returned 1.04% without sales charge. The fund trailed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,1 and the average return of its peer group, the Lipper Intermediate Investment Grade Debt Funds Classification,2 which gained 2.31% and 1.39%, respectively. As investors became more risk averse and US Treasuries beat other domestic fixed-income sectors, the fund's focus on bonds outside the Treasury market caused it to lag its benchmark.

■   A minimal stake in Treasuries and above-average exposure to bonds with a yield advantage over Treasuries, including investment-grade and a few high-yield issues, hurt returns. Within the investment-grade sector, higher quality commercial mortgage-backed securities (CMBS) with longer durations (or greater sensitivity to interest rate changes), home equity loan asset-backed securities (ABS) and corporate bonds were all disappointments. CMBS are bonds backed by the interest and principal payments from mortgages on large commercial properties, such as apartments, office buildings or shopping malls. ABS are bonds secured by pools of assets from receivables, including the payments on home equity loans. On the upside were non-dollar securities, which benefited as foreign currencies appreciated versus the dollar.

■   We sought to minimize losses by cutting the fund's stake in home equity loan floaters, which are ABS securities whose payments float at a margin above LIBOR (the London Interbank Offered Rate)—the interest rate international banks with good credit ratings charge each other for large loans. The floaters performed poorly, as prepayment rates slowed and delinquency rates rose.

■   We believe moderate economic growth and contained inflation may allow the Federal Reserve Board to continue lowering short-term interest rates. Although market volatility and investor uncertainty may continue, we expect to maintain the fund's exposure to asset classes outside the Treasury market because we believe they have the potential to produce strong gains once fixed-income markets stabilize.

Portfolio Management

Leonard Aplet has co-managed Columbia Total Return Bond Fund since October 2004. He is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

Kevin Cronk has co-managed the fund since November 2004. He is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

Thomas LaPointe has co-managed the fund since March 2005. He is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

Laura Ostrander has co-managed the fund since November 2004. She is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

Carl Pappo has co-managed the fund since November 2006. He is associated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper Intermediate Investment Grade Debt Funds Classification invest at least 65% of the assets in investment grade debt issues with dollar-weighted average maturities of five to ten years.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 09/30/07

+1.04%

Class A shares (without sales charge)

+2.31%

Lehman Brothers U.S. Aggregate Bond Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/07.

1

Performance Information – Columbia Total Return Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.84
Class B	1.59
Class C	1.59
Class Z	0.59

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	9.61
Class B	9.62
Class C	9.61
Class Z	9.62

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	0.23
Class B	0.19
Class C	0.19
Class Z	0.24

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	16,274	15,753
Class B	15,159	15,159
Class C	15,135	15,135
Class Z	16,684	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Total Return Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	11/19/92		06/07/93		11/16/92		10/30/92
Sales charge	without	with	without	with	without	with	without
6-month
(cumulative)	1.04	–2.27	0.77	–2.20	0.66	–0.32	1.17
1-year	4.13	0.80	3.47	0.49	3.36	2.37	4.40
5-year	3.89	3.20	3.11	3.11	3.11	3.11	4.14
10-year	4.99	4.65	4.25	4.25	4.23	4.23	5.25

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

2

Understanding Your Expenses – Columbia Total Return Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.40	1,020.75	4.27	4.29	0.85
Class B	1,000.00	1,000.00	1,007.70	1,017.00	8.03	8.07	1.60
Class C	1,000.00	1,000.00	1,006.60	1,017.00	8.03	8.07	1.60
Class Z	1,000.00	1,000.00	1,011.70	1,022.00	3.02	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

3

Fund Profile – Columbia Short Term Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 09/30/07

+2.32%

Class A shares (without sales charges)

+3.39%

Merrill Lynch 1-3 Year U.S. Treasury Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/07.

Summary

■   For the six-month period that ended September 30, 2007, the fund's Class A shares returned 2.32% without sales charge. That was less than the 3.39% return of its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Index.1 However, the fund's return exceeded the 1.76% average return of its peer group, the Lipper Short Investment Grade Debt Funds Classification.2 In a risk-averse market, the fund's exposure to bond sectors outside the Treasury market caused it to underperform its benchmark, but other allocation decisions created a performance advantage versus competing funds.

■   A slowdown in the housing market and the well-publicized difficulties experienced by subprime mortgages caused a flight to quality that made Treasury securities the best-performing asset class during the period. These factors also affected the mortgage-backed securities market. As a result, the fund was hurt by its overweight position in commercial mortgage-backed securities, which underperformed even though their high quality underlying loans performed well during the period. Our heavy exposure to financial bonds also hurt results, as financials underperformed both industrials and utilities. However, the fund benefited from its decision to reduce the overall size of its corporate bond position, especially within the home equity sector. Capital goods, technology, and communications bond holdings enhanced performance as these sectors outpaced the rest of the corporate bond market. The fund also benefited by having a slightly longer duration than the benchmark late in the period, when the Federal Reserve Board (the Fed) cut the federal funds rate from 5.25% to 4.75%. Duration is a measure of interest rate sensitivity. We lengthen duration when we expect interest rates to decline and shorten it when we expect rates to rise. If we are right, as we were during this period, our decision can aid performance.

■   We believe moderate economic growth and contained inflation may lead the Fed to continue to reduce short-term interest rates. The current level of volatility and uncertainty in the marketplace may remain for a while. However, experience has taught us that when markets stabilize, positive excess returns are potentially available from asset classes outside the Treasury market and we have maintained our exposure to those sectors.

Portfolio Management

Leonard Aplet has co-managed the Columbia Short Term Bond Fund since October 2004. Mr. Aplet is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Ronald Stahl has co-managed the fund since November 2006. Mr. Stahl is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of soverign debt publicly issued in the US domestic market with maturities of 1-3 years and a minimum amount outstanding of $1 billion. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

4

Performance Information – Columbia Short Term Bond Fund

Performance of a $10,000 investment 10/01/97 – 09/30/07 ($)

Sales charge	without	with
Class A	15,284	15,130
Class B	14,360	14,360
Class C	14,416	14,416
Class Z	15,630	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Bond Fund during the stated time period and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemptions of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	10/02/92		06/07/93		10/02/92		09/30/92
Sales charge	without	with	without	with	without	with	without
6-month
(cumulative)	2.32	1.29	1.83	–1.16	2.16	1.16	2.45
1-year	4.85	3.79	4.07	1.07	4.52	3.52	5.11
5-year	2.71	2.51	1.95	1.95	2.11	2.11	2.95
10-year	4.33	4.23	3.68	3.68	3.73	3.73	4.57

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.73
Class B	1.48
Class C	1.48
Class Z	0.48

Annual operating expense ratio

after contractual waivers (%)*

Class A	0.71
Class B	1.46
Class C	1.46
Class Z	0.46

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 07/31/2008. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	9.84
Class B	9.83
Class C	9.83
Class Z	9.82

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	0.23
Class B	0.19
Class C	0.21
Class Z	0.24

5

Understanding Your Expenses – Columbia Short Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.20	1,021.35	3.69	3.69	0.73
Class B	1,000.00	1,000.00	1,018.30	1,017.60	7.47	7.47	1.48
Class C	1,000.00	1,000.00	1,021.60	1,019.80	5.26	5.25	1.04
Class Z	1,000.00	1,000.00	1,024.50	1,022.60	2.43	2.43	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Fund Profile – Columbia High Income Fund

Summary

■   For the six-month period that ended September 30, 2007, the fund's Class A shares returned 0.13% without sales charge. The fund's benchmark, the Credit Suisse High Yield Index,1 returned 0.69%. The fund's return was slightly less than the 0.25% average return of its peer group, the Lipper High Current Yield Funds Classification.2 An emphasis on the airline sector and a small position in subprime mortgage lenders detracted from performance. Above-benchmark exposure to utilities and energy helped offset weak results from underperformers.

■   In the airline sector, Northwest Airlines, Inc. (Northwest) and Delta Air Lines, Inc. (Delta) were disappointments (1.1% and 0.6% of net assets, respectively). Although US airlines, in general, have experienced their highest profits since 2000, and both Northwest and Delta have received high marks from Wall Street, negative investor sentiment and record high oil prices continued to drag the sector down. We remain positive on the business prospects of both Northwest and Delta and continue to own the stocks and certain fixed income securities. Although the fund had no direct exposure to subprime loans, our positions in companies that make those loans, including Fremont General Corp. (sold from the fund) and General Motors Acceptance Corp. (GMAC) (1.8% of net assets), hampered performance as the subprime mortgage debacle continued to rock the financial sector. Elsewhere in the fund, Bowater, Inc. and Alcatel-Lucent detracted from relative performance (0.5% and 1.4% of net assets, respectively).

■   A decision to overweight both utilities and energy aided performance. Within utilities, Calpine Corp. (3.0% of net assets) was a top performer as the company made progress toward emerging from bankruptcy. AES Corp. (1.9% of net assets), another strong performer, reported record revenues and net cash from operating activities. InterGen (0.7% of net assets), a global power generation firm, reaped the benefits of refinancing debt and also performed well. Within energy, Pogo Producing Company (0.7% of net assets) was one of the fund's top performers after announcing that it would be acquired at a modest premium. Star Gas Partners, L.P. (0.8% of net assets) also traded higher as the result of strong earnings results and expectations for the remainder of the year.

■   After an early summer sell off, followed by a late summer Treasury rally, the yield difference between Treasuries and the high-yield market widened to approximately 420 basis points—making the high yield sector more attractively valued than it was earlier this year. (A basis point is one-hundredth of one percent.) Meanwhile, the overall prospects for the high-yield sector remain positive. Default rates are low, the world economy is growing and corporate earnings have generally matched expectations. As a result, we have taken the opportunity to put some of the fund's cash to work in selected lower-rated credits that were available at what we believe are attractive prices. Nevertheless, the fund maintains its conservative positioning and we plan to move cautiously in raising the fund's risk exposure in the current environment.

Portfolio Management

The master portfolio is managed by the High Yield Portfolio Management Team of MacKay Shields LLC, investment sub-advisor to the master portfolio. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the master portfolio, and has been a portfolio manager for the master portfolio since its inception.

The fund is a feeder fund that invests substantially all of its assets in a master portfolio. Holdings information referenced in this section is that of the master portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Investing in high-yield bonds (sometimes referred to as "junk bonds") offers the potential for high current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Source for all security-specific commentary—MacKay Shields LLC.

Source for all statistical data—Columbia Management Advisors, LLC.

1The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper High Current Yield Funds Category aim at high (relative) current yield from fixed income securities and have no quality or maturity restrictions.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 09/30/07

+ 0.13%

Class A shares (without sales charge)

+ 0.69%

Credit Suisse High Yield Index

Morningstar Style Box

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows a fund's investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/07.

7

Performance Information – Columbia High Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.16
Class B	1.91
Class C	1.91
Class Z	0.91

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 09/30/07 ($)

Class A	8.78
Class B	8.76
Class C	8.72
Class Z	8.85

Distributions declared per share

04/01/07 – 09/30/07 ($)

Class A	0.34
Class B	0.31
Class C	0.31
Class Z	0.35

Performance of a $10,000 investment 02/14/00 – 09/30/07 ($)

Sales charge	without	with
Class A	18,422	17,545
Class B	17,424	17,424
Class C	17,354	17,354
Class Z	18,836	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia High Income Fund during the stated time period and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/07 (%)

Share class	A		B		C		Z
Inception	02/14/00		02/17/00		03/08/00		02/14/00
Sales charge	without	with	without	with	without	with	without
6-month
(cumulative)	0.13	–4.59	–0.25	–5.07	–0.25	–1.22	0.14
1-year	7.59	2.45	6.80	1.80	6.83	5.83	7.80
5-year	13.21	12.11	12.36	12.10	12.35	12.35	13.43
Life	8.34	7.65	7.56	7.56	7.56	7.56	8.66

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

8

Understanding Your Expenses – Columbia High Income Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

04/01/07 – 09/30/07

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.30	1,019.20	5.80	5.86	1.16
Class B	1,000.00	1,000.00	997.50	1,015.45	9.54	9.62	1.91
Class C	1,000.00	1,000.00	997.50	1,015.45	9.54	9.62	1.91
Class Z	1,000.00	1,000.00	1,001.40	1,020.45	4.55	4.60	0.91

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

9

Financial Statements – Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. This statement also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. This statement also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

10

Investment Portfolio – Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Mortgage-Backed Securities – 34.3%
	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
5.000% 03/01/37	24,884,339	23,736,493
5.000% 04/01/37	34,766,109	33,162,444
5.000% 05/01/37	19,972,522	19,051,245
5.000% 06/01/37	14,892,203	14,205,267
5.500% 12/01/17	218,246	218,287
5.500% 12/01/18	1,498,944	1,497,755
5.500% 07/01/19	1,138,670	1,136,552
5.500% 04/01/22	25,931,478	25,855,073
5.500% 05/01/22	1,048,711	1,045,622
5.500% 04/01/37	59,021	57,793
5.500% 05/01/37	69,269,489	67,827,663
5.954% 04/01/37 (a)	5,074,771	5,141,544
6.000% 05/01/17	97,611	99,060
6.000% 07/01/17	2,029,916	2,060,048
6.000% 02/01/20	3,226,481	3,272,614
6.000% 05/01/21	13,124,586	13,312,246
8.000% 11/01/09	9,192	9,451
8.000% 04/01/10	7,573	7,803
8.500% 11/01/26	168,940	181,219
TBA:
5.000% 10/11/37 (b)	31,000,000	29,566,250
5.500% 10/11/37 (b)	6,330,000	6,197,462
6.000% 10/11/37 (b)	80,000,000	80,075,040
Federal National Mortgage Association
5.000% 05/01/37	8,694,993	8,296,488
5.500% 11/01/36	6,975,026	6,833,222
5.500% 12/01/36	9,956,239	9,753,826
5.500% 01/01/37	3,574,037	3,501,376
5.500% 03/01/37	19,507,567	19,107,619
5.500% 04/01/37	36,728,026	35,975,020
5.500% 05/01/37	48,883,378	47,881,160
5.991% 06/01/32 (a)	33,005	33,492
6.080% 07/01/32 (a)	286,787	290,748
6.500% 08/01/36	28,340,822	28,860,877
6.500% 10/01/36	21,665,152	22,062,709
6.500% 11/01/36	16,578,309	16,882,522
6.500% 01/01/37	12,746,850	12,980,755
7.000% 10/01/11	157,399	162,184
7.199% 08/01/36 (a)	49,553	49,749
8.000% 12/01/09	52,555	52,587
10.000% 09/01/18	66,355	74,351
TBA:
5.500% 10/10/37 (b)	13,344,000	13,068,780
6.000% 10/10/37 (b)	69,966,000	70,053,458
6.500% 10/10/37 (b)	26,111,000	26,584,262
Government National Mortgage Association
7.000% 01/15/30	1,001,820	1,049,899
7.500% 12/15/23	994,484	1,043,761
7.500% 07/20/28	394,514	412,701
8.000% 05/15/17	12,521	13,229
8.500% 02/15/25	111,812	120,833

	Par ($) (e)		Value ($)
9.500% 09/15/09		1,044	1,081
13.000% 01/15/11		3,361	3,767
13.000% 02/15/11		1,763	1,976
Total Mortgage-Backed Securities (Cost of $656,822,326)			652,869,363
Corporate Fixed-Income Bonds & Notes – 30.3%
Basic Materials – 0.6%
Chemicals – 0.1%
Chemtura Corp.
6.875% 06/01/16		270,000	256,500
EquiStar Chemicals LP
10.625% 05/01/11		120,000	125,400
Huntsman International LLC
6.875% 11/15/13 (c)	EUR	155,000	226,548
7.875% 11/15/14		285,000	303,525
Ineos Group Holdings PLC
8.500% 02/15/16 (c)		295,000	282,463
Lyondell Chemical Co.
6.875% 06/15/17		250,000	271,250
8.000% 09/15/14		195,000	214,500
8.250% 09/15/16		265,000	298,787
MacDermid, Inc.
9.500% 04/15/17 (c)		200,000	193,000
Mosaic Co.
7.625% 12/01/16 (c)		335,000	357,194
Chemicals Total			2,529,167
Forest Products & Paper – 0.4%
Abitibi-Consolidated, Inc.
8.375% 04/01/15		310,000	225,525
Domtar, Inc.
7.125% 08/15/15		260,000	249,600
Georgia-Pacific Corp.
8.000% 01/15/24		355,000	346,125
NewPage Corp.
10.000% 05/01/12		145,000	152,612
12.000% 05/01/13		70,000	75,075
Norske Skog
8.625% 06/15/11		245,000	191,100
Weyerhaeuser Co.
7.375% 03/15/32		5,700,000	5,719,192
Forest Products & Paper Total			6,959,229
Metals & Mining – 0.1%
FMG Finance Ltd.
10.625% 09/01/16 (c)		440,000	518,100
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17		425,000	464,313
Noranda Aluminium Holding Corp.
PIK,
11.146% 11/15/14 (c)		260,000	241,800

See Accompanying Notes to Financial Statements.
11

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Vale Overseas Ltd.
6.875% 11/21/36	1,450,000	1,493,887
Metals & Mining Total		2,718,100
Basic Materials Total		12,206,496
Communications – 4.0%
Media – 2.6%
Atlantic Broadband Finance LLC
9.375% 01/15/14	250,000	242,500
Cablevision Systems Corp.
8.000% 04/15/12	235,000	227,950
CanWest MediaWorks LP
9.250% 08/01/15 (c)(d)	355,000	358,550
Charter Communications Holdings I LLC
9.920% 04/01/14	575,000	494,500
11.000% 10/01/15	170,000	172,125
Clear Channel Communications, Inc.
5.500% 12/15/16	375,000	285,628
CMP Susquehanna Corp.
9.875% 05/15/14	340,000	316,200
Comcast Cable Holdings LLC
9.875% 06/15/22	2,159,000	2,829,611
Comcast Corp.
6.300% 11/15/17	4,890,000	4,970,362
6.950% 08/15/37	5,220,000	5,478,964
CSC Holdings, Inc.
7.625% 04/01/11	460,000	461,150
7.625% 07/15/18	200,000	191,000
Dex Media, Inc.
(f) 11/15/13 (9.000% 11/15/08)	600,000	564,000
DirecTV Holdings LLC
6.375% 06/15/15	320,000	303,600
EchoStar DBS Corp.
6.625% 10/01/14	445,000	447,225
Idearc, Inc.
8.000% 11/15/16	305,000	304,237
Insight Midwest LP
9.750% 10/01/09	182,000	182,228
Local TV Finance LLC
PIK,
9.250% 06/15/15 (c)	270,000	253,800
Quebecor Media, Inc.
7.750% 03/15/16	230,000	219,363
7.750% 03/15/16 (b)(c)	115,000	109,681
R.H. Donnelley Corp.
8.875% 01/15/16	265,000	269,969
Reader's Digest Association, Inc.
9.000% 02/15/17 (c)	270,000	243,000
Time Warner, Inc.
5.875% 11/15/16	7,265,000	7,107,277
6.500% 11/15/36 (d)	1,800,000	1,736,599
9.125% 01/15/13 (d)	2,472,000	2,833,943

	Par ($) (e)		Value ($)
Univision Communications, Inc.
PIK,
9.750% 03/15/15 (c)		475,000	463,125
Viacom, Inc.
5.750% 04/30/11		13,180,000	13,307,503
6.875% 04/30/36		4,965,000	4,944,316
Media Total			49,318,406
Telecommunication Services – 1.4%
Cincinnati Bell, Inc.
7.000% 02/15/15		280,000	270,200
Citizens Communications Co.
7.875% 01/15/27		445,000	433,875
Cricket Communications, Inc.
9.375% 11/01/14		485,000	492,275
Digicel Group Ltd.
PIK,
9.125% 01/15/15 (a)(c)(d)		487,000	452,403
Dobson Cellular Systems, Inc.
8.375% 11/01/11		540,000	573,075
9.875% 11/01/12		255,000	275,400
Embarq Corp.
7.082% 06/01/16		150,000	155,504
Hellas Telecommunications Luxembourg II
11.110% 01/15/15 (a)(c)		145,000	140,288
Inmarsat Finance II PLC
(f) 11/15/12 (10.375% 11/15/08)		315,000	301,613
Intelsat Bermuda Ltd.
11.250% 06/15/16		345,000	369,581
Intelsat Intermediate Holdings Co., Ltd.
(f) 02/01/15 (9.250% 02/01/10)		230,000	189,175
Lucent Technologies, Inc.
6.450% 03/15/29		385,000	319,550
MetroPCS Wireless, Inc.
9.250% 11/01/14 (c)		465,000	474,300
Nextel Communications, Inc.
6.875% 10/31/13		995,000	998,979
7.375% 08/01/15		2,920,000	2,967,611
Nordic Telephone Co. Holdings
8.250% 05/01/16 (c)	EUR	245,000	365,952
Orascom Telecom Finance SCA
7.875% 02/08/14 (c)		170,000	160,863
PanAmSat Corp.
9.000% 08/15/14		185,000	190,550
Qwest Communications International, Inc.
7.500% 02/15/14		225,000	227,813
Qwest Corp.
7.500% 10/01/14		110,000	114,400
7.500% 06/15/23		505,000	497,425
Rogers Wireless, Inc.
8.000% 12/15/12		140,000	146,506
Rural Cellular Corp.
8.621% 06/01/13 (a)(c)		260,000	266,500
11.106% 11/01/12 (a)		345,000	351,900

See Accompanying Notes to Financial Statements.
12

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($) (e)		Value ($)
Sprint Capital Corp.
6.125% 11/15/08		1,009,000	1,016,425
6.875% 11/15/28		950,000	916,843
8.750% 03/15/32		4,532,000	5,197,021
Syniverse Technologies, Inc.
7.750% 08/15/13		180,000	171,900
Telefonica Emisiones SAU
6.221% 07/03/17 (d)		1,075,000	1,085,981
7.045% 06/20/36		3,700,000	3,941,170
Telenet Group Holding NV
(f) 06/15/14 (c) (11.500% 12/15/08)		278,000	275,220
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		290,000	300,875
Verizon Communications, Inc.
6.250% 04/01/37		2,810,000	2,825,862
Virgin Media Finance PLC
8.750% 04/15/14	EUR	165,000	238,517
West Corp.
11.000% 10/15/16 (d)		220,000	231,000
Wind Acquisition Financial SA
PIK,
12.610% 12/21/11 (g)		463,014	450,852
Windstream Corp.
8.625% 08/01/16		310,000	330,537
Telecommunication Services Total			27,717,941
Communications Total			77,036,347
Consumer Cyclical – 3.4%
Airlines – 0.1%
Continental Airlines, Inc.
7.461% 04/01/15		2,742,847	2,713,704
Airlines Total			2,713,704
Apparel – 0.0%
Broder Brothers Co.
11.250% 10/15/10		215,000	187,050
Levi Strauss & Co.
9.750% 01/15/15		280,000	294,000
Phillips-Van Heusen Corp.
8.125% 05/01/13		175,000	179,813
Apparel Total			660,863
Auto Manufacturers – 0.1%
Ford Motor Co.
7.450% 07/16/31		360,000	282,600
General Motors Corp.
8.375% 07/15/33		645,000	565,181
Auto Manufacturers Total			847,781
Auto Parts & Equipment – 0.1%
Commercial Vehicle Group, Inc.
8.000% 07/01/13		265,000	250,425

	Par ($) (e)		Value ($)
Goodyear Tire & Rubber Co.
8.625% 12/01/11 (c)		81,000	84,645
9.000% 07/01/15		222,000	236,985
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15 (c)	EUR	260,000	333,672
TRW Automotive, Inc.
7.000% 03/15/14 (c)		240,000	232,800
Auto Parts & Equipment Total			1,138,527
Distribution/Wholesale – 0.0%
Buhrmann U.S., Inc.
7.875% 03/01/15		300,000	280,500
Distribution/Wholesale Total			280,500
Entertainment – 0.1%
Global Cash Access LLC
8.750% 03/15/12		255,000	263,925
Six Flags, Inc.
9.625% 06/01/14		280,000	231,350
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (c)		270,000	256,500
WMG Acquisition Corp.
7.375% 04/15/14		255,000	221,850
WMG Holdings Corp.
(f) 12/15/14 (9.500% 12/15/09)		280,000	196,000
Entertainment Total			1,169,625
Home Builders – 0.4%
D.R. Horton, Inc.
5.625% 09/15/14		3,140,000	2,669,393
5.625% 01/15/16		325,000	273,097
6.500% 04/15/16 (d)		4,160,000	3,643,748
K. Hovnanian Enterprises, Inc.
6.375% 12/15/14		355,000	275,125
KB Home
5.875% 01/15/15		235,000	199,750
Lennar Corp.
6.500% 04/15/16 (d)		685,000	619,200
Toll Brothers Finance Corp.
5.150% 05/15/15		1,370,000	1,173,356
Home Builders Total			8,853,669
Home Furnishings – 0.0%
Sealy Mattress Co.
8.250% 06/15/14		220,000	221,650
Home Furnishings Total			221,650
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13		400,000	397,779
Town Sports International, Inc.
(f) 02/01/14 (11.000% 02/01/09)		309,000	288,143
Leisure Time Total			685,922

See Accompanying Notes to Financial Statements.
13

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Lodging – 0.3%
Buffalo Thunder Development Authority
9.375% 12/15/14 (c)	165,000	155,100
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (c)	450,000	463,500
Greektown Holdings LLC
10.750% 12/01/13 (c)	405,000	400,950
Harrah's Operating Co., Inc.
5.625% 06/01/15	2,280,000	1,812,600
Jacobs Entertainment, Inc.
9.750% 06/15/14	265,000	263,675
Majestic Star LLC
9.750% 01/15/11	220,000	184,800
MGM Mirage
7.500% 06/01/16	415,000	412,406
Mohegan Tribal Gaming Authority
6.875% 02/15/15	210,000	206,587
Pinnacle Entertainment, Inc.
7.500% 06/15/15 (c)	440,000	416,350
8.250% 03/15/12	75,000	75,938
Snoqualmie Entertainment Authority
9.063% 02/01/14 (a)(c)	55,000	53,488
9.125% 02/01/15 (c)	55,000	54,175
Station Casinos, Inc.
6.625% 03/15/18	645,000	540,187
Lodging Total		5,039,756
Retail – 2.3%
AmeriGas Partners LP
7.125% 05/20/16	195,000	189,638
Asbury Automotive Group, Inc.
8.000% 03/15/14	185,000	178,525
AutoNation, Inc.
7.000% 04/15/14	130,000	124,150
7.360% 04/15/13 (a)	90,000	85,950
Buffets, Inc.
12.500% 11/01/14	220,000	154,000
CVS Caremark Corp.
5.298% 01/11/27 (c)	2,311,496	2,216,956
CVS Lease Pass-Through
6.036% 12/10/28 (c)	3,826,351	3,716,649
Dave & Buster's, Inc.
11.250% 03/15/14	170,000	171,700
Federated Department Stores, Inc.
6.900% 04/01/29	2,101,000	1,975,940
Federated Retail Holdings, Inc.
5.350% 03/15/12	580,000	568,761
Home Depot, Inc.
5.875% 12/16/36	2,340,000	1,998,732
JC Penney Corp., Inc.
7.400% 04/01/37 (d)	5,660,000	5,970,213
KAR Holdings, Inc.
10.000% 05/01/15 (c)	225,000	210,938

	Par ($)	Value ($)
Landry's Restaurants, Inc.
7.500% 12/15/14	130,000	129,350
Limited Brands, Inc.
6.900% 07/15/17	5,355,000	5,380,709
6.950% 03/01/33	1,805,000	1,685,126
7.600% 07/15/37	4,270,000	4,299,531
Macy's Retail Holdings, Inc.
5.900% 12/01/16	2,600,000	2,488,122
Michaels Stores, Inc.
11.375% 11/01/16	215,000	219,838
Rite Aid Corp.
9.375% 12/15/15 (c)	410,000	381,300
Starbucks Corp.
6.250% 08/15/17	3,345,000	3,374,185
United Auto Group, Inc.
7.750% 12/15/16	275,000	263,313
Wal-Mart Stores, Inc.
4.125% 02/15/11	7,135,000	6,931,367
5.250% 09/01/35	1,685,000	1,477,713
Retail Total		44,192,706
Textiles – 0.0%
INVISTA
9.250% 05/01/12 (c)	205,000	215,250
Textiles Total		215,250
Consumer Cyclical Total		66,019,953
Consumer Non-Cyclical – 2.3%
Agriculture – 0.0%
Reynolds American, Inc.
7.625% 06/01/16	255,000	271,499
Agriculture Total		271,499
Beverages – 0.2%
Constellation Brands, Inc.
8.125% 01/15/12	185,000	188,237
Cott Beverages, Inc.
8.000% 12/15/11	195,000	192,075
SABMiller PLC
6.200% 07/01/11 (c)	3,720,000	3,843,199
Beverages Total		4,223,511
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	240,000	243,600
Biotechnology Total		243,600
Commercial Services – 0.2%
ACE Cash Express, Inc.
10.250% 10/01/14 (c)	190,000	190,475
Ashtead Capital, Inc.
9.000% 08/15/16 (c)	15,000	14,794

See Accompanying Notes to Financial Statements.
14

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Ashtead Holdings PLC
8.625% 08/01/15 (c)	335,000	325,787
Corrections Corp. of America
6.250% 03/15/13	240,000	236,400
GEO Group, Inc.
8.250% 07/15/13	355,000	358,550
Hertz Corp.
8.875% 01/01/14	205,000	211,150
Quebecor World Capital Corp.
8.750% 03/15/16 (c)	210,000	190,575
Quebecor World, Inc.
9.750% 01/15/15 (c)	145,000	138,837
Rental Service Corp.
9.500% 12/01/14 (d)	420,000	401,100
Seminole Indian Tribe of Florida
7.804% 10/01/20 (c)	130,000	132,113
Service Corp. International
6.750% 04/01/16	190,000	184,062
7.375% 10/01/14	35,000	35,963
United Rentals North America, Inc.
6.500% 02/15/12	135,000	136,688
Commercial Services Total		2,556,494
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
8.000% 02/01/12 (d)	240,000	220,800
Elizabeth Arden, Inc.
7.750% 01/15/14	260,000	256,100
Cosmetics/Personal Care Total		476,900
Food – 1.2%
ConAgra Foods, Inc.
7.000% 10/01/28	8,650,000	9,080,493
Dean Foods Co.
7.000% 06/01/16	185,000	175,750
Dole Food Co., Inc.
8.625% 05/01/09	228,000	228,570
Fred Meyer, Inc.
7.450% 03/01/08	1,630,000	1,643,017
Kraft Foods, Inc.
6.500% 08/11/17	7,940,000	8,201,631
Kroger Co.
7.500% 04/01/31 (d)	1,750,000	1,927,795
8.000% 09/15/29	970,000	1,076,739
Pinnacle Foods Finance LLC
9.250% 04/01/15 (c)	270,000	257,175
Reddy Ice Holdings, Inc.
(f) 11/01/12 (10.500% 11/01/08)	355,000	333,700
Food Total		22,924,870
Healthcare Services – 0.1%
DaVita, Inc.
7.250% 03/15/15	440,000	441,100

	Par ($)	Value ($)
HCA, Inc.
9.250% 11/15/16 (c)	320,000	340,000
PIK,
9.625% 11/15/16 (c)	290,000	309,575
Tenet Healthcare Corp.
9.875% 07/01/14	405,000	370,575
U.S. Oncology Holdings, Inc.
PIK,
10.009% 03/15/12 (c)	195,000	173,550
Healthcare Services Total		1,634,800
Household Products/Wares – 0.2%
American Greetings Corp.
7.375% 06/01/16	260,000	252,200
Amscan Holdings, Inc.
8.750% 05/01/14	395,000	365,375
Fortune Brands, Inc.
5.125% 01/15/11 (d)	1,565,000	1,551,532
Jarden Corp.
7.500% 05/01/17	325,000	314,437
Jostens IH Corp.
7.625% 10/01/12	265,000	269,638
Household Products/Wares Total		2,753,182
Pharmaceuticals – 0.4%
Elan Finance PLC
8.875% 12/01/13	505,000	496,163
Mylan Laboratories, Inc.
6.375% 08/15/15	275,000	295,281
NBTY, Inc.
7.125% 10/01/15	270,000	270,000
Omnicare, Inc.
6.750% 12/15/13	250,000	233,125
Wyeth
5.500% 02/01/14	4,475,000	4,449,958
5.500% 02/15/16	2,150,000	2,106,161
Pharmaceuticals Total		7,850,688
Consumer Non-Cyclical Total		42,935,544
Energy – 3.4%
Coal – 0.0%
Arch Western Finance LLC
6.750% 07/01/13	295,000	289,100
Massey Energy Co.
6.875% 12/15/13	290,000	270,425
Coal Total		559,525
Energy-Alternate Sources – 0.0%
VeraSun Energy Corp.
9.375% 06/01/17 (c)	255,000	219,300
Energy-Alternate Sources Total		219,300

See Accompanying Notes to Financial Statements.
15

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Oil & Gas – 2.0%
Canadian Natural Resources Ltd.
6.250% 03/15/38	4,745,000	4,577,359
Chesapeake Energy Corp.
7.500% 06/15/14	470,000	481,750
Cimarex Energy Co.
7.125% 05/01/17	205,000	203,462
Compton Petroleum Corp.
7.625% 12/01/13	265,000	255,725
Energy XXI Gulf Coast, Inc.
10.000% 06/15/13 (c)	260,000	245,700
Forest Oil Corp.
8.000% 12/15/11	225,000	233,437
Gazprom International SA
7.201% 02/01/20 (c)	3,136,158	3,214,562
Hess Corp.
7.300% 08/15/31 (d)	5,280,000	5,788,052
KCS Energy, Inc.
7.125% 04/01/12	215,000	208,550
Marathon Oil Corp.
6.000% 07/01/12	2,415,000	2,477,744
6.000% 10/01/17	3,000,000	3,004,350
Newfield Exploration Co.
6.625% 04/15/16	45,000	43,988
Nexen, Inc.
5.875% 03/10/35	2,745,000	2,514,143
OPTI Canada, Inc.
8.250% 12/15/14 (c)	280,000	282,100
PetroHawk Energy Corp.
9.125% 07/15/13	165,000	174,075
Petroplus Finance Ltd.
6.750% 05/01/14 (c)	75,000	72,000
7.000% 05/01/17 (c)	75,000	71,250
Qatar Petroleum
5.579% 05/30/11 (c)	2,208,917	2,215,625
Quicksilver Resources, Inc.
7.125% 04/01/16	245,000	241,325
Talisman Energy, Inc.
5.850% 02/01/37	2,210,000	1,970,487
Tesoro Corp.
6.625% 11/01/15	265,000	265,000
United Refining Co.
10.500% 08/15/12 (c)	155,000	159,650
Valero Energy Corp.
6.625% 06/15/37	5,960,000	6,048,721
6.875% 04/15/12 (d)	2,035,000	2,144,367
Oil & Gas Total		36,893,422
Oil & Gas Services – 0.0%
Seitel, Inc.
9.750% 02/15/14	165,000	155,925
Oil & Gas Services Total		155,925

	Par ($)	Value ($)
Pipelines – 1.4%
Atlas Pipeline Partners LP
8.125% 12/15/15	185,000	182,225
Colorado Interstate Gas Co.
6.800% 11/15/15	100,000	103,521
Duke Capital LLC
4.370% 03/01/09	4,046,000	3,997,812
El Paso Corp.
6.875% 06/15/14	155,000	156,432
Energy Transfer Partners LP
6.125% 02/15/17	3,835,000	3,701,086
Kinder Morgan Energy Partners LP
6.950% 01/15/38	2,220,000	2,250,532
ONEOK Partners LP
6.850% 10/15/37	2,470,000	2,489,434
Plains All American Pipeline LP
6.650% 01/15/37	2,835,000	2,820,136
TEPPCO Partners LP
7.625% 02/15/12	3,991,000	4,280,723
TransCanada Pipelines Ltd.
6.350% 05/15/67 (a)	6,315,000	6,060,783
Pipelines Total		26,042,684
Energy Total		63,870,856
Financials – 12.4%
Banks – 4.4%
Capital One Financial Corp.
5.700% 09/15/11	6,635,000	6,646,014
Chinatrust Commercial Bank
5.625% 12/29/49 (a)(c)	1,220,000	1,131,862
First Union National Bank
5.800% 12/01/08	7,489,000	7,557,966
HSBC Bank USA
3.875% 09/15/09	6,645,000	6,515,814
JPMorgan Chase Bank NA
6.000% 10/01/17	6,385,000	6,446,896
Lloyds TSB Group PLC
6.267% 12/31/49 (a)(c)	3,500,000	3,201,373
M&I Marshall & Ilsley Bank
5.300% 09/08/11	5,535,000	5,566,040
Marshall & Ilsley Corp.
4.375% 08/01/09	1,330,000	1,318,057
PNC Funding Corp.
5.125% 12/14/10	5,941,000	5,946,341
5.625% 02/01/17	1,880,000	1,837,424
Regions Financing Trust II
6.625% 05/15/47 (a)	1,520,000	1,438,256
Royal Bank of Scotland Group PLC
6.990% 10/29/49 (a)(b)(c)	2,200,000	2,241,162
7.640% 03/31/49 (a)(b)	400,000	418,384

See Accompanying Notes to Financial Statements.
16

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Union Planters Corp.
4.375% 12/01/10	3,820,000	3,692,569
USB Capital IX
6.189% 04/15/42 (a)	8,650,000	8,655,744
Wachovia Capital Trust III
5.800% 03/15/42 (a)	11,120,000	11,045,396
Wells Fargo & Co.
5.300% 08/26/11	3,515,000	3,534,427
5.764% 03/10/08 (a)	1,400,000	1,400,734
5.794% 09/15/09 (a)	5,000,000	4,995,470
Banks Total		83,589,929
Diversified Financial Services – 5.3%
AmeriCredit Corp.
8.500% 07/01/15 (c)	15,000	13,275
Bear Stearns Companies, Inc.
5.550% 01/22/17 (d)	835,000	788,213
6.400% 10/02/17	1,795,000	1,787,025
Capital One Capital IV
6.745% 02/17/37 (a)	4,565,000	4,070,862
CIT Group, Inc.
5.850% 09/15/16 (d)	5,045,000	4,752,067
Citicorp Lease Pass-Through Trust
8.040% 12/15/19 (c)	6,000,000	6,918,162
Citigroup Global Markets Holdings, Inc.
6.500% 02/15/08	2,557,000	2,567,727
Countrywide Home Loan, Inc.
3.250% 05/21/08	2,465,000	2,375,646
Eaton Vance Corp.
6.500% 10/02/17	4,865,000	4,847,340
Ford Motor Credit Co.
7.375% 10/28/09	1,755,000	1,720,878
7.375% 02/01/11	1,600,000	1,533,157
7.800% 06/01/12 (d)	165,000	156,965
8.000% 12/15/16	265,000	247,909
Fund American Companies, Inc.
5.875% 05/15/13	3,225,000	3,179,721
General Electric Capital Corp.
6.750% 03/15/32	3,280,000	3,611,191
GMAC LLC
6.875% 09/15/11	1,931,000	1,837,663
8.000% 11/01/31	640,000	627,892
Goldman Sachs Capital II
5.793% 12/29/49 (a)	1,000,000	946,249
Goldman Sachs Group, Inc.
6.250% 09/01/17	10,065,000	10,285,323
International Lease Finance Corp.
4.875% 09/01/10	6,000,000	5,959,074
JPMorgan Chase & Co.
5.375% 10/01/12	1,650,000	1,651,765

	Par ($)	Value ($)
LaBranche & Co., Inc.
11.000% 05/15/12	215,000	215,537
Lehman Brothers Holdings, Inc.
6.200% 09/26/14	10,000,000	10,039,610
LVB Acquisition Merger Sub, Inc.
PIK,
10.375% 10/15/17 (c)	435,000	420,319
Merrill Lynch & Co., Inc.
5.700% 05/02/17 (d)	2,125,000	2,065,997
6.050% 08/15/12	2,035,000	2,086,524
6.050% 05/16/16	2,875,000	2,870,949
Morgan Stanley
5.750% 10/18/16	5,990,000	5,908,967
Prudential Funding LLC
6.600% 05/15/08 (c)	6,773,000	6,811,769
Residential Capital Corp.
6.375% 06/30/10	4,130,000	3,427,900
6.500% 06/01/12	1,150,000	931,500
Residential Capital LLC
6.500% 04/17/13	1,160,000	936,700
SLM Corp.
5.000% 10/01/13	190,000	165,907
5.375% 05/15/14	3,110,000	2,714,066
Wimar Opco LLC
9.625% 12/15/14 (c)	305,000	236,375
Windsor Financing LLC
5.881% 07/15/17 (c)	1,559,592	1,585,372
Diversified Financial Services Total		100,295,596
Insurance – 0.6%
Asurion Corp.
12.165% 07/02/15	210,000	204,663
Crum & Forster Holdings Corp.
7.750% 05/01/17	315,000	299,250
HUB International Holdings, Inc.
10.250% 06/15/15 (c)	260,000	241,800
ING Groep NV
5.775% 12/29/49 (a)	2,855,000	2,697,515
Liberty Mutual Group, Inc.
7.500% 08/15/36 (c)	5,775,000	5,919,548
Metlife, Inc.
6.400% 12/15/36	1,450,000	1,378,734
USI Holdings Corp.
9.750% 05/15/15 (c)	180,000	161,550
Insurance Total		10,903,060
Real Estate – 0.2%
ERP Operating LP
5.750% 06/15/17	4,310,000	4,118,459

See Accompanying Notes to Financial Statements.
17

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Realogy Corp.
10.500% 04/15/14 (c)	190,000	161,975
12.375% 04/15/15 (c)(d)	165,000	124,575
Real Estate Total		4,405,009
Real Estate Investment Trusts (REITs) – 1.3%
Archstone-Smith Trust
5.750% 03/15/16 (d)	1,245,000	1,228,773
Camden Property Trust
5.375% 12/15/13	5,483,000	5,293,453
Health Care Property Investors, Inc.
6.300% 09/15/16	6,285,000	6,167,653
Highwoods Properties, Inc.
5.850% 03/15/17	1,040,000	985,538
Hospitality Properties Trust
5.625% 03/15/17	2,730,000	2,530,025
iStar Financial, Inc.
5.800% 03/15/11	5,500,000	5,299,673
Liberty Property LP
5.500% 12/15/16	3,310,000	3,097,716
Rouse Co. LP/TRC Co-Issuer, Inc.,
6.750% 05/01/13 (c)	270,000	264,852
Real Estate Investment Trusts (REITs) Total		24,867,683
Savings & Loans – 0.6%
Washington Mutual Bank
5.125% 01/15/15	4,000,000	3,725,592
Washington Mutual Preferred Funding Delaware
6.534% 03/29/49 (a)(c)	8,400,000	7,687,764
Savings & Loans Total		11,413,356
Financials Total		235,474,633
Industrials – 1.5%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
6.875% 11/01/13	75,000	75,000
L-3 Communications Corp.
6.375% 10/15/15	260,000	255,450
Raytheon Co.
5.375% 04/01/13	2,200,000	2,191,688
7.200% 08/15/27	830,000	930,354
Sequa Corp.
9.000% 08/01/09	230,000	239,200
Aerospace & Defense Total		3,691,692
Building Materials – 0.0%
NTK Holdings, Inc.
(f) 03/01/14 (10.750% 09/01/09)	215,000	132,225
Building Materials Total		132,225

	Par ($)	Value ($)
Electrical Components & Equipment – 0.0%
Belden CDT, Inc.
7.000% 03/15/17 (c)	305,000	301,950
General Cable Corp.
7.125% 04/01/17 (d)	125,000	122,500
7.735% 04/01/15 (a)	125,000	121,250
Electrical Components & Equipment Total		545,700
Electronics – 0.0%
Flextronics International Ltd.
6.250% 11/15/14	370,000	345,950
NXP BV/NXP Funding LLC
9.500% 10/15/15 (d)	225,000	209,813
Electronics Total		555,763
Engineering & Construction – 0.0%
Esco Corp.
8.625% 12/15/13 (c)	160,000	157,600
Engineering & Construction Total		157,600
Environmental Control – 0.1%
Aleris International, Inc.
10.000% 12/15/16	145,000	128,325
PIK,
9.000% 12/15/14	220,000	203,500
Allied Waste North America, Inc.
7.875% 04/15/13	350,000	361,375
Environmental Control Total		693,200
Hand/Machine Tools – 0.0%
Baldor Electric Co.
8.625% 02/15/17	180,000	188,100
Hand/Machine Tools Total		188,100
Machinery-Construction & Mining – 0.0%
Terex Corp.
7.375% 01/15/14	280,000	284,200
Machinery-Construction & Mining Total		284,200
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
8.875% 11/01/13	225,000	231,750
Manitowoc Co., Inc.
7.125% 11/01/13	295,000	293,525
Machinery-Diversified Total		525,275
Metal Fabricate/Hardware – 0.0%
TriMas Corp.
9.875% 06/15/12	4,000	4,080
Metal Fabricate/Hardware Total		4,080
Miscellaneous Manufacturing – 0.4%
American Railcar Industries, Inc.
7.500% 03/01/14	220,000	218,900

See Accompanying Notes to Financial Statements.
18

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($)	Value ($)
Bombardier, Inc.
6.300% 05/01/14 (c)	250,000	245,000
General Electric Co.
5.000% 02/01/13	5,783,000	5,732,491
J.B. Poindexter & Co.
8.750% 03/15/14	195,000	175,500
Koppers Holdings, Inc.
(f) 11/15/14 (9.875% 11/15/09)	260,000	222,300
Trinity Industries, Inc.
6.500% 03/15/14	295,000	283,200
Miscellaneous Manufacturing Total		6,877,391
Packaging & Containers – 0.1%
Berry Plastics Holding Corp.
10.250% 03/01/16	245,000	240,100
Jefferson Smurfit Corp.
8.250% 10/01/12	300,000	300,750
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	400,000	414,000
Owens-Illinois, Inc.
7.500% 05/15/10	335,000	337,513
Solo Cup Co.
8.500% 02/15/14	195,000	172,575
Packaging & Containers Total		1,464,938
Transportation – 0.7%
BNSF Funding Trust I
6.613% 12/15/55 (a)	2,450,000	2,210,172
Burlington Northern Santa Fe Corp.
6.200% 08/15/36 (d)	900,000	874,049
6.750% 07/15/11	4,184,000	4,410,413
CHC Helicopter Corp.
7.375% 05/01/14	315,000	299,250
Navios Maritime Hldgs, Inc.
9.500% 12/15/14	280,000	288,750
PHI, Inc.
7.125% 04/15/13	205,000	196,800
QDI LLC
9.000% 11/15/10	290,000	276,225
Ship Finance International Ltd.
8.500% 12/15/13	255,000	262,012
TFM SA de CV
9.375% 05/01/12	320,000	335,200
Union Pacific Corp.
6.650% 01/15/11	3,635,000	3,749,343
Transportation Total		12,902,214
Industrials Total		28,022,378
Technology – 0.1%
Computers – 0.0%
Sungard Data Systems, Inc.
9.125% 08/15/13	410,000	426,400
Computers Total		426,400

	Par ($)	Value ($)
Semiconductors – 0.1%
Advanced Micro Devices, Inc.
7.750% 11/01/12	160,000	147,200
Freescale Semiconductor, Inc.
10.125% 12/15/16 (d)	525,000	488,250
PIK,
9.125% 12/15/14	235,000	217,375
Semiconductors Total		852,825
Software – 0.0%
Open Solutions, Inc.
9.750% 02/01/15 (c)	290,000	279,125
Software Total		279,125
Technology Total		1,558,350
Utilities – 2.6%
Electric – 2.4%
AEP Texas Central Co.
6.650% 02/15/33	5,830,000	5,909,731
AES Corp.
7.750% 03/01/14	400,000	406,000
Appalachian Power Co.
3.600% 05/15/08	1,804,000	1,781,704
CMS Energy Corp.
6.875% 12/15/15	260,000	261,661
Commonwealth Edison Co.
4.700% 04/15/15	1,125,000	1,041,942
5.900% 03/15/36	815,000	763,111
5.950% 08/15/16	3,430,000	3,418,276
6.950% 07/15/18	1,630,000	1,676,862
Duke Energy Corp.
5.300% 10/01/15	6,000,000	5,874,288
Dynegy Holdings, Inc.
7.125% 05/15/18	415,000	378,688
7.750% 06/01/19 (c)	200,000	191,250
Edison Mission Energy
7.000% 05/15/17 (c)	495,000	487,575
Exelon Generation Co. LLC
6.200% 10/01/17	3,000,000	3,002,418
6.950% 06/15/11	800,000	837,808
FPL Energy National Wind LLC
5.608% 03/10/24 (c)	552,315	543,771
Hydro Quebec
8.500% 12/01/29	2,000,000	2,725,196
Intergen NV
9.000% 06/30/17 (c)	495,000	519,750
MidAmerican Energy Holdings Co.
5.000% 02/15/14	3,300,000	3,181,447
Mirant North America LLC
7.375% 12/31/13	405,000	411,075

See Accompanying Notes to Financial Statements.
19

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)
	Par ($) (e)	Value ($)
NRG Energy, Inc.
7.250% 02/01/14	65,000	65,163
7.375% 02/01/16	315,000	315,788
7.375% 01/15/17	160,000	160,000
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25 (c)	240,000	237,600
Pacific Gas & Electric Co.
4.200% 03/01/11	3,476,000	3,361,431
6.050% 03/01/34	2,462,000	2,417,908
Progress Energy, Inc.
7.750% 03/01/31 (d)	3,000,000	3,456,375
Reliant Energy, Inc.
7.875% 06/15/17 (d)	185,000	186,156
Sierra Pacific Resources
6.750% 08/15/17	290,000	285,288
Southern Power Co.
6.375% 11/15/36	965,000	908,792
Electric Total		44,807,054
Gas – 0.2%
Atmos Energy Corp.
6.350% 06/15/17	2,065,000	2,097,765
Nakilat, Inc.
6.067% 12/31/33 (c)	2,140,000	2,064,822
Gas Total		4,162,587
Utilities Total		48,969,641
Total Corporate Fixed-Income Bonds & Notes (Cost of $585,203,042)		576,094,198
Government & Agency Obligations – 12.6%
Foreign Government Obligations – 5.4%
African Development Bank

1.950% 03/23/10	JPY	497,000,000	4,406,908
Aries Vermoegensverwaltungs GmbH
7.750% 10/25/09	EUR	750,000	1,131,117
Asian Development Bank/Pasig
1.150% 10/06/08	JPY	300,000,000	2,613,914
Belgium Government Bond
3.750% 09/28/15	EUR	1,305,000	1,781,108
Canada Housing Trust No. 1
3.950% 12/15/11	CAD	760,000	750,617
Corp. Andina de Fomento
6.375% 06/18/09	EUR	870,000	1,269,986
Eksportfinans A/S
1.800% 06/21/10	JPY	310,000,000	2,746,031
European Investment Bank
0.781% 09/21/11 (a)	JPY	175,000,000	1,523,151
1.250% 09/20/12	JPY	50,000,000	435,511
3.625% 10/15/13	EUR	1,130,000	1,547,054
5.125% 05/30/17 (d)		6,110,000	6,126,191
5.500% 12/07/11	GBP	190,000	389,114

	Par ($) (e)		Value ($)
Export-Import Bank of Korea
4.625% 03/16/10		2,425,000	2,414,679
Federal Republic of Germany
4.250% 07/04/14	EUR	4,300,000	6,129,928
5.000% 07/04/12	EUR	3,780,000	5,581,222
Government of Canada
4.500% 06/01/15	CAD	650,000	661,018
Inter-American Development Bank
1.900% 07/08/09	JPY	330,000,000	2,916,983
International Bank for Reconstruction & Development
2.000% 02/18/08	JPY	315,000,000	2,751,377
Kingdom of Norway
6.000% 05/16/11	NOK	4,155,000	802,414
Kingdom of Spain
5.000% 07/30/12	EUR	3,015,000	4,438,018
5.500% 07/30/17	EUR	500,000	771,760
Kingdom of Sweden
4.000% 12/01/09	SEK	1,405,000	217,571
5.500% 10/08/12	SEK	3,920,000	642,009
Kreditanst Fur Wie
0.456% 08/08/11 (a)	JPY	100,000,000	870,583
Netherlands Government Bond
3.250% 07/15/15	EUR	1,820,000	2,409,566
Province of Manitoba
5.000% 02/15/12		1,640,000	1,654,811
Province of New Brunswick
5.200% 02/21/17 (d)		390,000	392,597
Province of Nova Scotia
5.125% 01/26/17		3,000,000	3,005,502
Province of Ontario
1.875% 01/25/10	JPY	415,000,000	3,684,636
4.950% 06/01/12		4,360,000	4,410,881
5.000% 10/18/11		4,250,000	4,296,814
Province of Quebec
5.000% 03/01/16		4,800,000	4,767,605
6.000% 10/01/12	CAD	650,000	696,058
Republic of Finland
5.375% 07/04/13	EUR	725,000	1,090,859
Republic of France
3.000% 10/25/15	EUR	1,865,000	2,420,024
4.000% 04/25/14	EUR	2,825,000	3,963,331
4.750% 10/25/12	EUR	2,755,000	4,018,022
Republic of Ireland
5.000% 04/18/13	EUR	1,000,000	1,474,960
Republic of Italy
4.250% 11/01/09	EUR	1,300,000	1,859,092
4.250% 02/01/15	EUR	1,500,000	2,120,209
Republic of Poland
5.750% 03/24/10	PLN	1,155,000	441,007
Swedish Export Credit
5.125% 03/01/17 (d)		310,000	306,480

See Accompanying Notes to Financial Statements.
20

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Government & Agency Obligations (continued)

	Par ($) (e)		Value ($)
Swedish Government Bond
4.500% 08/12/15	SEK	1,500,000	235,867
United Kingdom Treasury
4.750% 06/07/10	GBP	571,000	1,161,758
5.000% 09/07/14	GBP	1,810,000	3,690,851
8.000% 09/27/13	GBP	450,000	1,058,703
Western Australia Treasury Corp.
8.000% 06/15/13	AUD	280,000	262,415
Foreign Government Obligations Total			102,340,312
U.S. Government Agencies – 2.3%
Federal Home Loan Bank
3.875% 06/14/13 (d)		2,500,000	2,396,575
4.375% 09/11/09		3,455,000	3,453,618
5.375% 07/17/09 (d)		2,300,000	2,337,577
Federal Home Loan Mortgage Corp.
5.125% 01/15/12	EUR	1,620,000	2,368,342
5.250% 07/18/11 (d)		9,935,000	10,182,461
6.750% 03/15/31 (d)		2,000,000	2,395,794
Federal National Mortgage Association
2.125% 10/09/07	JPY	560,000,000	4,876,122
5.000% 02/13/17 (d)		13,150,000	13,177,102
7.250% 05/15/30		2,417,000	3,044,939
U.S. Government Agencies Total			44,232,530
U.S. Government Obligations – 4.9%
U.S. Treasury Bonds
4.500% 05/15/17 (d)		875,000	870,078
4.500% 02/15/36 (d)		1,859,000	1,762,419
4.750% 02/15/37 (d)		4,765,000	4,699,110
6.250% 08/15/23 (d)		17,824,000	20,476,710
7.250% 05/15/16 (d)		8,800,000	10,475,441
U.S. Treasury Inflation Indexed Securities
1.625% 01/15/15 (d)		6,545,460	6,262,166
3.875% 01/15/09 (d)		12,803,112	13,065,179
U.S. Treasury Notes
3.625% 01/15/10 (d)(h)		15,000,000	14,885,160
4.625% 02/29/12		1,480,000	1,506,246
4.625% 02/15/17 (d)		10,920,000	10,970,330
U.S. Treasury STRIPS
P.O.,
(i) 11/15/13 (d)		10,000,000	7,697,700
U.S. Government Obligations Total			92,670,539
Total Government & Agency Obligations (Cost of $235,600,146)			239,243,381

Collateralized Mortgage Obligations – 10.5%
	Par ($)	Value ($)
Agency – 2.9%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	3,620,000	3,569,644
4.000% 11/15/16	10,000,000	9,738,919
4.500% 10/15/18	2,216,530	2,196,759
4.500% 08/15/28	2,960,000	2,893,132
5.500% 06/15/34	15,000,000	14,676,660
6.000% 06/15/31	1,487,684	1,498,243
6.500% 10/15/23	510,000	528,200
Federal National Mortgage Association
5.500% 08/25/17	8,781,320	8,852,956
6.000% 04/25/17	8,178,200	8,411,493
Government National Mortgage Association
4.500% 04/16/28	2,090,000	2,073,368
Agency Total		54,439,374
Non - Agency – 7.6%
Bear Stearns Adjustable Rate Mortgage Trust
5.484% 02/25/47 (a)	17,552,449	17,631,847
Bear Stearns Alt-A Trust
5.411% 01/25/35 (a)	3,505,433	3,490,090
5.481% 10/25/33 (a)	2,443,450	2,442,437
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34	2,434,876	2,415,806
Bear Stearns Mortgage Funding Trust
5.291% 10/25/36 (a)	6,962,926	6,098,709
Countrywide Alternative Loan Trust
5.221% 03/25/36 (a)	800,763	798,504
5.250% 08/25/35	5,189,537	5,183,362
5.531% 03/25/34 (a)	1,536,868	1,532,042
Countrywide Home Loan Mortgage Pass Through Trust
4.591% 12/19/33 (a)	2,979,122	2,910,055
5.000% 02/25/33	9,198,000	9,161,794
IMPAC CMB Trust
5.391% 04/25/35 (a)	3,497,454	3,438,873
5.621% 10/25/34 (a)	1,296,638	1,283,430
JPMorgan Alternative Loan Trust
5.231% 06/25/37 (a)	16,515,039	16,388,106
JPMorgan Mortgage Trust
5.000% 09/25/20	11,557,063	11,442,222
6.050% 10/25/36 (a)	6,840,612	6,859,619
Morgan Stanley Mortgage Loan Trust
5.351% 02/25/47 (a)	8,815,576	8,802,150
New Century Alternative Mortgage Loan Trust
5.191% 07/25/36 (a)	6,534,289	6,525,938
Sequoia Mortgage Trust
6.376% 07/20/34 (a)	2,717,497	2,716,213
Structured Asset Securities Corp.
5.500% 07/25/33	2,446,698	2,353,703

See Accompanying Notes to Financial Statements.
21

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
WaMu Mortgage Pass-Through Certificates
5.658% 11/25/36 (a)	8,764,829	8,717,235
5.717% 02/25/37 (a)	18,361,844	18,361,178
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 07/25/35	6,281,133	6,252,093
Non-Agency Total		144,805,406
Total Collateralized Mortgage Obligations (Cost of $201,634,279)		199,244,780
Asset-Backed Securities – 9.5%
ACE Securities Corp.
5.271% 02/25/36 (a)	5,451,947	5,267,940
5.291% 09/25/35 (a)	912,972	876,815
AmeriCredit Automobile Receivables Trust
4.050% 02/06/10	5,016,547	4,994,295
5.640% 09/06/13	5,000,000	5,046,211
Bear Stearns Asset Backed Security, Inc.
5.481% 03/25/35 (a)	559,411	558,209
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	129,522	130,729
Capital Auto Receivables Asset Trust
3.580% 01/15/09	6,426,698	6,404,065
Chase Issuance Trust
4.960% 09/17/12 (b)	10,000,000	10,000,000
Chase Manhattan Auto Owner Trust
2.780% 06/15/10	301,837	301,537
Contimortgage Home Equity Trust
6.880% 01/15/28	165,581	168,414
8.180% 12/25/29	395,236	393,929
Credit-Based Asset Servicing & Securitization LLC
5.281% 07/25/36 (a)(c)	7,347,112	7,290,821
First Alliance Mortgage Loan Trust
7.625% 07/25/25	866,164	863,262
First Plus Home Loan Trust
7.720% 05/10/24	149,321	147,666
GSAA Trust
5.231% 03/25/47 (a)	16,849,152	16,808,580
Harley-Davidson Motorcycle Trust
1.890% 02/15/11	125,031	124,157
2.960% 02/15/12	846,927	831,209
IMC Home Equity Loan Trust
7.310% 11/20/28	2,823,937	2,815,641
7.500% 04/25/26	301,546	299,686
7.520% 08/20/28	1,456,969	1,453,148
Indymac Seconds Asset Backed Trust
5.231% 05/25/36 (a)	3,110,786	3,093,741
Keycorp Sudent Loan Trust
5.670% 07/25/29 (a)	10,095,725	10,140,907
Lake Country Mortgage Loan Trust
5.261% 07/25/34 (a)(c)	8,863,565	8,827,557
Long Beach Auto Receivables Trust
4.250% 04/15/12	5,000,000	4,941,786

	Par ($)	Value ($)
Master Asset Backed Securities Trust
5.271% 02/25/36 (a)	3,271,487	3,255,404
5.281% 11/25/35 (a)	1,990,955	1,984,115
Master Second Lien Trust
5.291% 03/25/36 (a)	3,804,246	3,499,911
Merrill Lynch Mortgage Investors, Inc.
5.281% 05/25/37 (a)	1,144,416	960,270
Money Store Home Equity Trust
6.053% 08/15/29 (a)	4,617,214	4,494,717
Morgan Stanley Mortgage Loan Trust
5.251% 10/25/36 (a)	2,658,437	2,658,627
5.251% 10/25/46 (a)	5,364,215	5,354,740
5.261% 08/25/36 (a)	4,747,444	4,398,855
5.381% 11/25/35 (a)	3,926,609	3,906,198
Park Place Securities, Inc.
6.331% 10/25/34 (a)	1,000,000	906,046
SACO I, Inc.
5.281% 04/25/36 (a)	6,464,183	5,466,356
5.281% 05/25/36 (a)	7,478,888	6,269,785
5.301% 03/25/36 (a)	4,859,276	4,565,759
5.331% 04/25/35 (a)(c)	1,333,577	1,313,641
5.331% 07/25/36 (a)	6,495,692	5,969,294
SLM Student Loan Trust
5.470% 04/25/17 (a)	4,082,205	4,091,513
5.754% 03/15/17 (a)	7,887,969	7,901,644
5.774% 12/15/20 (a)	9,792,000	9,791,706
Structured Asset Investment Loan Trust
5.831% 08/25/33 (a)	6,800,000	6,181,975
Structured Asset Securities Corp.
5.241% 02/25/36 (a)(c)	6,524,257	4,442,028
WFS Financial Owner Trust
2.340% 08/22/11	685,752	681,471
Total Asset-Backed Securities (Cost of $186,929,458)		179,874,360
Commercial Mortgage-Backed Securities – 8.4%
Bear Stearns Commercial Mortgage Securities
5.624% 03/11/39 (a)	9,165,000	9,048,147
5.870% 09/11/38 (a)	482,000	488,132
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.648% 10/15/48	8,000,000	7,923,718
Credit Suisse First Boston Mortgage Securities Corp.
4.577% 04/15/37	2,319,000	2,290,997
Credit Suisse Mortgage Capital Certificates
5.268% 02/15/40	6,000,000	5,989,545
5.509% 09/15/39	5,000,000	4,897,396
GMAC Commercial Mortgage Securities, Inc.
1.367% 07/15/29 (a)	11,976,199	605,732
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	1,666,000	1,641,034
GS Mortgage Securities Corp. II
5.778% 08/10/45 (a)	20,000,000	20,326,734

See Accompanying Notes to Financial Statements.
22

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($) (e)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464% 01/15/49 (a)	10,000,000	9,715,834
5.525% 04/15/43 (a)	15,592,000	15,370,460
5.992% 06/15/49 (a)	25,000,000	25,488,317
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	10,080,000	10,078,755
5.103% 11/15/30	10,000,000	10,017,595
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.833% 12/15/30 (a)	62,335,249	943,064
Merrill Lynch Mortgage Trust
5.417% 11/12/37 (a)	6,320,000	6,174,994
Morgan Stanley Capital I
5.370% 12/15/43 (a)	13,400,000	12,975,968
5.773% 07/12/44	15,000,000	14,984,604
Nationslink Funding Corp.
6.888% 11/10/30	491,456	491,366
Total Commercial Mortgage-Backed Securities (Cost of $161,498,811)		159,452,392
Municipal Bonds – 0.1%
Arizona – 0.1%
AZ Educational Loan Marketing Corp.
Series 2004 A-1,
5.721% 12/01/13 (a)	1,466,667	1,466,667
Arizona Total		1,466,667
Virginia – 0.0%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	310,000	287,794
Virginia Total		287,794
Total Municipal Bonds (cost of $1,777,803)		1,754,461
Securities Lending Collateral – 7.5%
	Shares
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 5.320%) (j)	143,089,374	143,089,374
Total Securities Lending Collateral (Cost of $143,089,374)		143,089,374

Short-Term Obligation – 6.5%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by U.S. Government Agency Obligations with various maturity dates to 10/09/09, market value of $126,921,619 (repurchase proceeds $124,478,875)	124,429,000	124,429,000
Total Short-Term Obligation (Cost of $124,429,000)		124,429,000
Total Investments – 119.7% (Cost of $2,296,984,239)(k)		2,276,051,309
Other Assets & Liabilities, Net – (19.7)%		(375,465,762)
Net Assets – 100.0%	$1,900,585,547

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(b)  Security, or a portion thereof, purchased on a delayed delivery basis.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $90,996,057, which represents 4.8% of net assets.

(d)  All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $140,350,178.

(e)  Principal amount is stated in United States dollars unless otherwise noted.

(f)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)  Loan participation agreement.

(h)  The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $550,751.

(i)  Zero coupon bond.

(j)  Investment made with cash collateral received from securities lending activity.

(k)  Cost for federal income tax purposes is $2,297,084,352.

At September 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
CAD	$402,201	$380,185	10/11/07	$(22,016)
CAD	452,530	439,668	10/22/07	(12,862)
EUR	593,032	577,020	10/22/07	(16,012)
EUR	585,077	580,355	10/29/07	(4,722)
GBP	1,022,520	998,000	10/22/07	(24,520)
SEK	232,900	225,659	10/17/07	(7,241)
				$(87,373)

See Accompanying Notes to Financial Statements.
23

Columbia Total Return Bond Fund
September 30, 2007 (Unaudited)

At September 30, 2007, the Fund held the following open short futures contracts:
Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	256	$27,976,000	$27,765,168	Dec-2007	$(210,832)
U.S. Treasury Bonds	460	51,218,125	51,146,980	Dec-2007	(71,145)
					$(281,977)

At September 30, 2007, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	590	$122,157,657	$121,575,309	Dec-2007	$582,348
5-Year U.S. Treasury Notes	551	58,974,219	58,601,502	Dec-2007	372,717
					$955,065

At September 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	34.3
Corporate Fixed-Income Bonds & Notes	30.3
Government & Agency Obligations	12.6
Collateralized Mortgage Obligations	10.5
Asset-Backed Securities	9.5
Commercial Mortgage-Backed Securities	8.4
Municipal Bonds	0.1
105.7
Securities Lending Collateral	7.5
Short-Term Obligation	6.5
Other Assets & Liabilities, Net	(19.7)
100.0

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	Great Britain Pound

I.O.	Interest Only

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

P.O.	Principal Only

SEK	Swedish Krona

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

See Accompanying Notes to Financial Statements.
24

Investment Portfolio – Columbia Short Term Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 30.4%

	Par ($)	Value ($)
Communications – 3.9%
Media – 0.9%
Comcast Corp.
5.850% 01/15/10	2,500,000	2,539,818
Jones Intercable, Inc.
7.625% 04/15/08(a)	1,875,000	1,897,719
Time Warner Entertainment Co. LP
7.250% 09/01/08	3,785,000	3,827,358
Media Total		8,264,895
Telecommunication Services – 3.0%
AT&T, Inc.
4.125% 09/15/09	6,000,000	5,902,374
Deutsche Telekom International
Finance BV
3.875% 07/22/08(a)	5,250,000	5,191,232
Sprint Capital Corp.
6.375% 05/01/09	3,750,000	3,808,350
Telecom Italia Capital SA
4.000% 01/15/10	3,660,000	3,563,438
Verizon Global Funding Corp.
4.000% 01/15/08	5,175,000	5,155,413
Vodafone Group PLC
7.750% 02/15/10	4,475,000	4,724,803
Telecommunication Services Total		28,345,610
Communications Total		36,610,505
Consumer Cyclical – 1.9%
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
4.750% 01/15/08	3,950,000	3,938,991
Auto Manufacturers Total		3,938,991
Home Builders – 0.5%
DR Horton, Inc.
4.875% 01/15/10	4,775,000	4,426,731
Home Builders Total		4,426,731
Retail – 1.0%
Wal-Mart Stores, Inc.
6.875% 08/10/09	8,750,000	9,044,796
Retail Total		9,044,796
Consumer Cyclical Total		17,410,518

	Par ($)	Value ($)
Consumer Non-Cyclical – 1.5%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.
5.750% 11/01/08	1,275,000	1,281,228
Diageo Capital PLC
3.500% 11/19/07	5,000,000	4,986,885
Beverages Total		6,268,113
Food – 0.4%
Fred Meyer, Inc.
7.450% 03/01/08	1,000,000	1,007,986
Kraft Foods, Inc.
5.625% 08/11/10	3,100,000	3,149,687
Food Total		4,157,673
Healthcare Services – 0.4%
UnitedHealth Group, Inc.
4.125% 08/15/09	3,515,000	3,448,271
Healthcare Services Total		3,448,271
Consumer Non-Cyclical Total		13,874,057
Energy – 0.9%
Oil & Gas – 0.6%
USX Corp.
6.850% 03/01/08	5,550,000	5,584,382
Oil & Gas Total		5,584,382
Pipelines – 0.3%
TransCanada Pipelines Ltd.
6.125% 02/19/10	2,500,000	2,576,950
Pipelines Total		2,576,950
Energy Total		8,161,332
Financials – 16.7%
Banks – 3.7%
Fifth Third Bank
4.200% 02/23/10	6,275,000	6,170,252
Marshall & Ilsley Corp.
4.375% 08/01/09	6,489,000	6,430,729
Mellon Funding Corp.
6.375% 02/15/10	3,360,000	3,451,217
PNC Funding Corp.
4.500% 03/10/10(a)	2,000,000	1,977,550
Regions Financial Corp.
4.500% 08/08/08	2,385,000	2,365,052
SunTrust Banks, Inc.
4.250% 10/15/09	4,225,000	4,161,908

See Accompanying Notes to Financial Statements.
25

Columbia Short Term Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
U.S. Bancorp
3.125% 03/15/08	5,000,000	4,945,730
Wells Fargo & Co.
3.120% 08/15/08	5,200,000	5,098,865
Banks Total		34,601,303
Diversified Financial Services – 9.4%
American Express Centurion Bank
4.375% 07/30/09	1,000,000	988,477
American Express Credit Corp.
3.000% 05/16/08(a)	6,500,000	6,421,902
Bear Stearns Co., Inc.
4.550% 06/23/10	4,425,000	4,310,246
Capital One Bank
5.750% 09/15/10	4,650,000	4,697,109
CIT Group, Inc.
5.500% 11/30/07	4,000,000	3,990,640
Citigroup, Inc.
4.250% 07/29/09	10,000,000	9,875,970
Countrywide Home Loans, Inc.
4.125% 09/15/09	4,625,000	4,250,764
Credit Suisse First Boston USA, Inc.
4.625% 01/15/08(a)	6,000,000	5,992,590
General Electric Capital Corp.
4.250% 01/15/08	6,225,000	6,205,615
Goldman Sachs Group, Inc.
4.500% 06/15/10	5,135,000	5,061,154
HSBC Finance Corp.
6.400% 06/17/08	5,725,000	5,761,526
JPMorgan & Co.
6.000% 01/15/09	8,250,000	8,326,972
JPMorgan Chase & Co.
3.800% 10/02/09	2,500,000	2,448,288
Lehman Brothers Holdings, Inc.
3.950% 11/10/09	4,865,000	4,751,105
Merrill Lynch & Co., Inc.
4.125% 01/15/09	4,500,000	4,417,439
Morgan Stanley
3.875% 01/15/09	5,400,000	5,318,422
SLM Corp.
4.000% 01/15/09	4,000,000	3,855,256
Diversified Financial Services Total		86,673,475
Insurance – 1.6%
Allstate Corp.
7.200% 12/01/09	4,000,000	4,184,496
American International Group, Inc.
2.875% 05/15/08	8,885,000	8,742,067
Genworth Financial, Inc.
4.750% 06/15/09(a)	2,010,000	1,996,376
Insurance Total		14,922,939

	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group LP
4.875% 03/18/10	4,350,000	4,306,013
Real Estate Investment Trusts (REITs) Total		4,306,013
Savings & Loans – 1.5%
Washington Mutual, Inc.
4.000% 01/15/09	4,600,000	4,518,028
Western Financial Bank
9.625% 05/15/12	9,050,000	9,715,039
Savings & Loans Total		14,233,067
Financials Total		154,736,797
Industrials – 2.1%
Aerospace & Defense – 0.5%
Boeing Capital Corp., Ltd.
7.375% 09/27/10(a)	3,526,000	3,763,462
United Technologies Corp.
6.500% 06/01/09	1,000,000	1,021,038
Aerospace & Defense Total		4,784,500
Machinery – 1.1%
Caterpillar Financial Services Corp.
4.300% 06/01/10(a)	5,455,000	5,367,491
John Deere Capital Corp.
4.875% 03/16/09	4,650,000	4,642,193
Machinery Total		10,009,684
Miscellaneous Manufacturing – 0.2%
3M Co.
5.125% 11/06/09(a)	1,850,000	1,871,782
Miscellaneous Manufacturing Total		1,871,782
Transportation – 0.3%
Union Pacific Corp.
3.875% 02/15/09	2,825,000	2,766,895
Transportation Total		2,766,895
Industrials Total		19,432,861
Technology – 1.0%
Computers – 0.8%
International Business Machines Corp.
3.800% 02/01/08	7,815,000	7,778,230
Computers Total		7,778,230
Office/Business Equipment – 0.2%
Pitney Bowes Credit Corp.
5.750% 08/15/08	1,525,000	1,527,268
Office/Business Equipment Total		1,527,268
Technology Total		9,305,498

See Accompanying Notes to Financial Statements.
26

Columbia Short Term Bond Fund
September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities – 2.4%
Electric – 2.0%
American Electric Power Co., Inc.
5.375% 03/15/10(a)	4,740,000	4,760,003
Commonwealth Edison Co.
3.700% 02/01/08	4,325,000	4,295,828
Dominion Resources, Inc.
5.687% 05/15/08(b)	4,140,000	4,141,817
National Rural Utilities Cooperative Finance Corp.
5.750% 08/28/09	4,850,000	4,905,484
Electric Total		18,103,132
Gas – 0.4%
Sempra Energy
4.750% 05/15/09	3,810,000	3,780,050
Gas Total		3,780,050
Utilities Total		21,883,182
Total Corporate Fixed-Income Bonds & Notes (cost of $282,002,440)		281,414,750

Collateralized Mortgage Obligations – 28.1%

Agency – 5.8%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	3,059,308	3,022,778
5.500% 11/15/21	10,576,687	10,678,276
5.500% 12/15/26	11,431,117	11,484,090
5.500% 10/15/27	4,507,125	4,535,323
6.000% 06/15/25	4,798,428	4,858,588
6.000% 06/15/31	377,867	380,549
7.000% 06/15/22	122,809	122,643
I.O.:
5.500% 01/15/23	149,895	1,035
5.500% 05/15/27	596,993	33,263
Federal National Mortgage Association
(c) 05/25/23	1,295,000	1,043,729
5.000% 04/25/31	3,017,634	3,001,033
5.500% 02/25/28	4,082,787	4,080,592
Government National Mortgage Association
4.500% 08/20/35	670,000	663,036
5.000% 05/16/27	372,062	365,302
5.000% 06/20/28	9,620,000	9,576,883
Agency Total		53,847,120
Non-Agency – 22.3%
Bank of America Mortgage Securities
5.250% 02/25/18(d)	778,261	778,494
Bear Stearns Adjustable Rate Mortgage Trust
3.520% 06/25/34(b)	4,153,400	4,099,901

	Par ($)	Value ($)
Chase Mortgage Finance Corp.
6.024% 03/25/37(b)	918,809	925,401
Countrywide Alternative Loan Trust
5.250% 08/25/35	7,644,304	7,635,208
5.531% 03/25/34(b)	624,686	622,724
Countrywide Home Loan Mortgage Pass Through Trust
5.500% 09/25/35	25,998,456	26,015,219
5.631% 03/25/34(b)	3,471,156	3,452,312
Credit Suisse Mortgage Capital Certificates
5.750% 02/25/36	10,392,804	10,425,890
GMAC Mortgage Corporation Loan Trust
5.631% 05/25/18(b)	2,637,169	2,626,035
JPMorgan Mortgage Trust
5.717% 04/25/37(b)	13,194,615	13,194,830
5.754% 04/25/36(b)	16,672,628	16,699,868
6.050% 10/25/36(b)	17,641,579	17,690,596
MASTR Asset Securitization Trust
5.750% 05/25/36	15,182,485	15,234,678
PNC Mortgage Securities Corp.
(c) 04/28/27	4,703	4,703
Residential Accredit Loans, Inc.
5.731% 07/25/32(b)	40,373	40,258
SACO I, Inc.
7.000% 08/25/36(e)	177,888	177,833
Structured Adjustable Rate Mortgage Loan Trust
5.812% 07/25/36(b)	5,572,855	5,595,736
Structured Asset Securities Corp.
5.500% 05/25/33	320,937	318,970
5.500% 07/25/33	213,856	205,728
5.750% 04/25/33	2,085,251	2,082,561
Washington Mutual Mortgage Pass-Through Certificates
5.650% 11/25/36(b)	16,563,456	16,473,515
5.901% 07/25/37(b)	13,063,106	13,186,369
Washington Mutual Mortgage Securities Corp.
5.500% 10/25/35	3,691,966	3,692,547
Washington Mutual, Inc.
5.546% 01/25/37(b)	21,932,565	21,625,509
6.074% 10/25/36(b)	10,860,946	10,846,079
Wells Fargo Mortgage Backed Securities Trust
4.500% 08/25/18	2,093,650	2,066,256
5.240% 04/25/36(b)	7,621,411	7,568,726
5.250% 08/25/33	2,887,963	2,862,354
Non-Agency Total		206,148,300
Total Collateralized Mortgage Obligations (cost of $260,631,564)		259,995,420
Mortgage-Backed Securities – 12.1%
Federal Home Loan Mortgage Corp.
4.000% 05/01/11	4,027,700	3,929,028
4.000% 06/01/11	12,370,828	12,067,514

See Accompanying Notes to Financial Statements.
27

Columbia Short Term Bond Fund
September 30, 2007 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
4.500% 10/01/14	12,534,713	12,370,705
4.500% 11/01/20	2,942,920	2,833,180
4.500% 03/01/21	6,797,643	6,543,930
5.500% 05/01/17	153,278	153,306
5.500% 09/01/17	549,621	549,723
5.500% 12/01/17	2,711,422	2,711,922
5.500% 01/01/19	13,149	13,125
5.500% 07/01/19	513,201	512,246
5.500% 02/01/21	13,974,824	13,935,737
5.500% 08/01/21	36,953,372	36,850,016
6.000% 03/01/17	72,772	73,853
6.000% 04/01/17	79,526	80,706
6.000% 06/01/17	5,197	5,275
6.000% 08/01/17	218,434	221,676
6.000% 09/01/21	830,444	840,939
7.500% 09/01/15	127,898	133,000
8.500% 07/01/30	62,817	67,263
Federal National Mortgage Association
4.500% 11/01/14	2,827,029	2,786,278
5.500% 11/01/21	11,374,169	11,349,502
6.000% 03/01/09	143,768	145,389
6.000% 05/01/09	32,509	32,875
6.500% 03/01/12	31,031	31,759
7.500% 08/01/15	62,699	64,862
8.000% 05/01/15	108,600	114,009
8.000% 08/01/30	26,640	28,078
8.000% 05/01/31	54,658	57,608
8.000% 07/01/31	42,051	44,314
9.000% 04/01/16	163,205	168,735
Government National Mortgage Association
6.375% 04/20/22(b)	2,156,254	2,174,040
6.375% 06/20/29(b)	459,023	463,175
6.500% 09/15/13	52,518	53,971
6.500% 03/15/32	3,531	3,618
6.500% 11/15/33	408,920	418,732
7.000% 11/15/13	68,332	70,775
7.000% 04/15/29	61,957	64,925
7.000% 08/15/29	3,869	4,055
Small Business Administration
5.875% 06/25/22(b)	238,490	240,182
Total Mortgage-Backed Securities (cost of $112,567,650)		112,210,026
Asset-Backed Securities – 10.4%
ABFS Mortgage Loan Trust
4.428% 12/15/33	6,205	6,127
AmeriCredit Automobile Receivables Trust
4.050% 02/06/10	4,013,572	3,995,769
5.610% 03/08/10	657,046	657,477
Amresco Residential Securities Mortgage Loan Trust
5.611% 07/25/28(b)	18,370	17,647

	Par ($)	Value ($)
Cityscape Home Equity Loan Trust
7.380% 07/25/28	169,728	169,162
7.410% 05/25/28	38,744	38,607
CNH Equipment Trust
4.990% 10/15/10	14,021,000	13,995,587
Credit-Based Asset Servicing & Securitization LLC
5.721% 01/25/37	500,000	496,824
Daimler Chrysler Auto Trust
2.580% 04/08/09	1,477,899	1,476,971
First Alliance Mortgage Loan Trust
6.680% 06/25/25	112,308	111,923
8.225% 09/20/27	299,597	298,829
First Plus Home Loan Trust
7.720% 05/10/24(b)	42,499	42,028
GMAC Mortgage Corporation Loan Trust
3.970% 09/25/34(b)	475,697	472,577
Harley-Davidson Motorcycle Trust
5.100% 05/15/12	4,500,000	4,502,290
IMC Home Equity Loan Trust
7.080% 08/20/28	45,705	45,583
7.310% 11/20/28	79,243	79,010
7.500% 04/25/26	204,381	203,120
7.520% 08/20/28	523,764	522,391
Long Beach Auto Receivables Trust
2.841% 07/15/10	3,646,962	3,592,111
4.972% 10/15/11	5,000,000	4,989,216
Navistar Financial Corp. Owner Trust
3.250% 10/15/10	2,691,377	2,675,865
Nissan Auto Lease Trust
5.200% 05/17/10	1,100,000	1,108,508
Novastar Home Equity Loan
5.521% 05/25/33(b)	3,266,556	3,212,200
Onyx Acceptance Grantor Trust
3.890% 02/15/11	236,106	234,060
Residential Asset Mortgage Products, Inc.
3.981% 04/25/29	29,131	29,131
5.471% 03/25/33(b)	474,675	466,719
Residential Funding Mortgage Securities II, Inc.
4.760% 07/25/28	2,180,000	2,072,773
5.421% 08/25/33(b)	36,413	35,710
SLM Student Loan Trust
5.754% 03/15/17(b)	2,933,335	2,938,420
5.774% 12/15/20(b)	9,415,000	9,414,718
Terwin Mortgage Trust
5.581% 07/25/34(b)	964,392	940,073
UPFC Auto Receivables Trust
5.010% 08/15/12	5,200,000	5,195,121
USAA Auto Owner Trust
4.130% 11/15/11	3,245,000	3,213,110
4.170% 02/15/11	10,000,000	9,885,254
Wachovia Auto Loan Owner Trust
5.080% 04/20/12(e)	9,500,000	9,491,783

See Accompanying Notes to Financial Statements.
28

Columbia Short Term Bond Fund
September 30, 2007 (Unaudited)

	Par ($)	Value ($)
WFS Financial Owner Trust
2.810% 08/22/11	9,297,674	9,248,798
3.540% 11/21/11	1,045,725	1,037,358
Total Asset-Backed Securities (cost of $96,745,963)		96,912,850
Government & Agency Obligations – 9.0%
Foreign Government Obligations – 2.0%
Morocco Government AID Bond
5.094% 05/01/23(b)	1,040,000	1,045,148
Province of Quebec
5.000% 07/17/09(a)	6,655,000	6,718,429
Svensk Exportkredit AB
5.000% 05/22/09(a)	4,915,000	4,960,026
United Mexican States
4.625% 10/08/08	6,000,000	5,973,000
Foreign Government Obligations Total		18,696,603
U.S. Government Agencies – 4.8%
Federal Home Loan Bank
5.125% 08/08/08(a)(f)	1,000,000	1,003,679
Federal Home Loan Mortgage Corp.
6.625% 09/15/09(a)	14,500,000	15,099,459
Federal National Mortgage Association
4.000% 09/02/08	26,350,000	26,201,492
5.000% 04/20/09(b)	1,835,000	1,850,133
U.S. Government Agencies Total		44,154,763
U.S. Government Obligations – 2.2%
U.S. Treasury Notes
3.500% 02/15/10(a)	5,000,000	4,942,970
4.875% 08/31/08(a)	15,500,000	15,600,502	(f)
U.S. Government Obligations Total		20,543,472
Total Government & Agency Obligations (cost of $82,847,144)		83,394,838
Commercial Mortgage-Backed Securities – 7.3%
CS First Boston Mortgage Securities Corp.
6.480% 05/17/40	18,152,103	18,246,834
JPMorgan Chase Commercial Mortgage Securities Corp.
4.914% 07/12/37	8,863,135	8,850,215
5.538% 02/12/49	15,143,782	15,273,775
5.651% 06/15/49	2,930,567	2,960,234
LB-UBS Commercial Mortgage Trust
5.642% 12/15/25	6,592,434	6,658,780

	Par ($)	Value ($)
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.833% 12/15/30(b)	12,264,410	185,547
Morgan Stanley Capital I
5.257% 12/15/43	5,085,383	5,099,503
Nationslink Funding Corp.
6.888% 11/10/30	445,775	445,694
Nomura Asset Securities Corp.
6.590% 03/15/30	5,769,343	5,790,609
PNC Mortgage Acceptance Corp.
5.910% 03/12/34	1,362,643	1,372,461
Prudential Securities Secured Financing Corp.
6.480% 11/01/31	2,484,133	2,504,818
Total Commercial Mortgage-Backed Securities (cost of $68,492,954)		67,388,470
	Shares
Securities Lending Collateral – 5.6%
State Street Navigator Securities Lending Prime Portfolio (7 day yield 5.320%)(g)	51,698,445	51,698,445
Total Securities Lending Collateral (cost of $51,698,445)		51,698,445
	Par ($)
Short-Term Obligation – 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by a U.S. Government Agency Obligation maturing 10/09/09, market value $23,029,575 (repurchase proceeds $22,585,049)	22,576,000	22,576,000
Total Short-Term Obligation (cost of $22,576,000)		22,576,000
Total Investments – 105.3% (cost of $977,562,160)(h)		975,590,799
Other Assets & Liabilities, Net – (5.3)%		(49,001,690)
Net Assets – 100.0%		$926,589,109

Notes to Investment Portfolio:

(a)  All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $50,762,984.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(c)  Zero coupon bond.

See Accompanying Notes to Financial Statements.
29

Columbia Short Term Bond Fund
September 30, 2007 (Unaudited)

(d)  Investments in a security issued by an affiliate during the period ended September 30, 2007:
Security name: Bank of America Mortgage Securities, 5.250% 02/25/18

Par as of 03/31/07:	$941,027
Par sold:	$162,766
Par as of 09/30/07:	$778,261
Net realized loss:	$(2,445)
Interest income earned:	$22,102
Value at end of period:	$778,494

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $9,669,616, which represents 1.0% of net assets.

(f)  The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $200,736.

(g)  Investment made with cash collateral received from securities lending activity.

(h)  Cost for federal income tax purposes is $977,562,160

At September 30, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
2 Year U.S. Treasury Note	66	$13,665,094	$13,600,129	Dec-2007	$(64,965)
5 Year U.S. Treasury Note	55	$5,886,719	$5,848,728	Dec-2007	$(37,991)
Total					$(102,956)

At September 30, 2007, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	30.4
Collateralized Mortgage Obligations	28.1
Mortgage-Backed Securities	12.1
Asset-Backed Securities	10.4
Government & Agency Obligations	9.0
Commercial Mortgage-Backed Securities	7.3
97.3
Securities Lending Collateral	5.6
Short-Term Obligation	2.4
Other Assets & Liabilities, Net	(5.3)
100.0

Acronym	Name
I.O.	Interest Only

See Accompanying Notes to Financial Statements.
30

Investment Portfolio – Columbia High Income Fund
September 30, 2007 (Unaudited)

Value ($)
Investment Company – 100.0%
Investment in Columbia Funds Master Investment Trust, LLC, Columbia High Income Master Portfolio*	907,361,641
Total Investments – 100.0% (cost of $902,568,826)	907,361,641
Other Assets & Liabilities, Net – 0.0%	32,142
Net Assets – 100.0%	$907,393,783

*  The financial statements of the Columbia High Income Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia High Income Fund's financial statements.

  Columbia High Income Fund invests only in Columbia High Income Master Portfolio. At September 30, 2007, Columbia High Income Fund owned 98.8% of Columbia High Income Master Portfolio. Columbia High Income Master Portfolio was invested in the following asset allocation at September 30, 2007:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	84.1
Common Stocks	3.3
Convertible Bonds	1.4
Preferred Stocks	1.3
Convertible Preferred Stocks	0.7
Warrants	0.0	*
	90.8
Short-Term Obligation	7.4
Other Assets & Liabilities, Net	1.8
	100.0

*  Represents less than 0.1%.

See Accompanying Notes to Financial Statements.
31

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Statements of Assets and Liabilities – Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Assets
Unaffiliated investments, at cost	2,296,984,239	976,772,334	—
Affiliated investments, at cost	—	789,826	—
Total investments, at identified cost	2,296,984,239	977,562,160	—
Investment in master portfolio, at cost	—	—	902,568,826
Unaffiliated investments, at value (including securities on loan of $140,350,178, $50,762,984 and $—, respectively)	2,276,051,309	974,812,305	—
Affiliated investments, at value	—	778,494	—
Total investments, at value	2,276,051,309	975,590,799	—
Investment in master portfolio, at value	—	—	907,361,641
Cash	265,697	428,158	—
Foreign currency (cost of $125,652, $ — and $—, respectively)	125,658	—	—
Receivable for:
Investments sold	12,955,394	—	—
Investments sold on a delayed delivery basis	1,974,622	—	—
Fund shares sold	3,052,273	631,751	1,727,674
Interest	15,233,856	5,631,718	—
Futures variation margin	—	3,094	—
Foreign tax reclaims	17,559	—	—
Securities lending income	58,847	9,651	—
Expense reimbursement due from Investment Advisor	—	356	—
Trustees' deferred compensation plan	8,586	22,393	—
Other assets	2,857	3,548	—
Total assets	2,309,746,658	982,321,468	909,089,315
Liabilities
Unrealized depreciation on foreign forward currency contracts	87,373	—	—
Collateral on securities loaned	143,089,374	51,698,445	—
Payable for:
Investments purchased on a delayed delivery basis	250,734,997	—	—
Investments purchased	7,272,437	—	—
Fund shares repurchased	1,358,900	1,055,563	1,127,574
Futures variation margin	3,657	—	—
Distributions	5,422,133	2,250,398	209
Investment advisory fee	509,248	235,406	—
Administration fee	220,291	81,629	129,276
Transfer agent fee	228,069	46,662	194,525
Pricing and bookkeeping fees	17,479	19,530	3,445
Trustees' fees	96,792	131,546	24,858
Distribution and service fees	13,382	37,053	116,571
Custody fee	—	7,777	559
Chief compliance officer expenses	200	—	84
Trustees' deferred compensation plan	8,586	22,393	—
Other liabilities	98,193	145,957	98,431
Total liabilities	409,161,111	55,732,359	1,695,532
Net Assets	1,900,585,547	926,589,109	907,393,783

See Accompanying Notes to Financial Statements.

33

Statements of Assets and Liabilities – Government & Corporate Bond Funds (Continued)
September 30, 2007 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Net Assets Consist of
Paid-in capital	1,932,371,004	957,524,523	896,705,895
Undistributed (overdistributed) net investment income	(36,793)	(1,042,841)	2,445,517
Accumulated net realized gain (loss)	(11,448,514)	(27,818,256)	3,449,556
Unrealized appreciation (depreciation) on:
Investments	(20,932,930)	(1,971,361)	4,792,815
Foreign currency translations	47,065	—	—
Forward foreign currency exchange contracts	(87,373)	—	—
Futures contracts	673,088	(102,956)	—
Net Assets	1,900,585,547	926,589,109	907,393,783
Class A
Net assets	$23,869,647	$69,695,529	$107,291,945
Shares outstanding	2,483,415	7,082,743	12,218,821
Net asset value per share (a)	$9.61	$9.84	$8.78
Maximum sales charge	3.25%	1.00%	4.75%
Maximum offering price per share (b)	$9.93	$9.94	$9.22
Class B
Net assets	$7,594,452	$16,579,659	$80,454,031
Shares outstanding	789,852	1,686,038	9,186,210
Net asset value per share (a)	$9.62	$9.83	$8.76
Class C
Net assets	$2,442,129	$16,128,687	$33,145,271
Shares outstanding	254,087	1,640,754	3,801,545
Net asset value per share (a)	$9.61	$9.83	$8.72
Class Z
Net assets	$1,866,679,319	$824,185,234	$686,502,536
Shares outstanding	194,035,191	83,921,628	77,535,508
Net asset value, offering and redemption price per share	$9.62	$9.82	$8.85

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

34

Statements of Operations – Government & Corporate Bond Funds
For the Six Months Ended September 30, 2007 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Investment Income
Interest	52,976,702	25,185,728	—
Interest from affiliates	—	22,102	—
Securities lending	244,863	34,755	—
Foreign taxes withheld	(419)	—	—
Allocated from master portfolio:
Interest	—	—	39,157,897
Dividends	—	—	292,563
Foreign taxes withheld	—	—	(641)
Total Income	53,221,146	25,242,585	39,449,819
Expenses
Expenses allocated from Master Portfolio	—	—	2,856,898
Investment advisory fee	3,245,082	1,424,766	—
Administration fee	1,342,454	587,475	837,210
Distribution fee:
Class B	29,990	68,487	327,906
Class C	8,381	62,149	129,581
Service fee:
Class A	30,132	98,100	145,749
Class B	9,996	22,829	109,302
Class C	2,794	20,716	43,194
Transfer agent fee	794,564	111,321	506,055
Pricing and bookkeeping fees	108,356	91,095	20,783
Trustees' fees	10,010	10,010	2,098
Custody fee	39,870	20,930	2,024
Chief compliance officer expenses	823	350	539
Other expenses	162,318	150,652	121,850
Total Expenses	5,784,770	2,668,880	5,103,189
Expenses waived/reimbursed by Administrator	—	(94,984)	—
Fees waived by Distributor—Class C	—	(36,461)	—
Fees waived by Investment Advisor	—	(356)	—
Expense reductions	(19,883)	(14,269)	(748)
Net Expenses	5,764,887	2,522,810	5,102,441
Net Investment Income	47,456,259	22,719,775	34,347,378

See Accompanying Notes to Financial Statements.

35

Statements of Operations – Government & Corporate Bond Funds (Continued)
For the Six Months Ended September 30, 2007 (Unaudited)

	($)	($)	($)
	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund	Columbia High Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts
Net realized gain (loss) on:
Unaffiliated investments	(8,679,657)	(1,449,546)	—
Affiliated investments	—	(2,445)	—
Foreign currency transactions	(41,099)	—	—
Futures contracts	572,137	(345,403)	—
Allocated from master portfolio:
Investments	—	—	3,861,781
Foreign currency transactions	—	—	12,730
Net realized gain (loss)	(8,148,619)	(1,797,394)	3,874,511
Net change in unrealized appreciation (depreciation) on:
Investments	(17,173,669)	1,507,186	—
Foreign currency translations	6,840	—	—
Forward foreign currency exchange contracts	(39,363)	—	—
Futures contracts	105	(102,956)	—
Allocated from master portfolio investments	—	—	(37,127,521)
Net change in unrealized appreciation (depreciation)	(17,206,087)	1,404,230	(37,127,521)
Net Loss	(25,354,706)	(393,164)	(33,253,010)
Net Increase Resulting From Operations	22,101,553	22,326,611	1,094,368

See Accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets – Government & Corporate Bond Funds

Increase (Decrease) in Net Assets	Columbia Total Return Bond Fund		Columbia Short Term Bond Fund		Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)	(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)	(Unaudited) Six Months Ended September 30, 2007 ($)		Year Ended March 31, 2007 ($)
Operations
Net investment income	47,456,259	94,026,633	22,719,775	46,323,079	34,347,378		66,763,443
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(8,148,619)	5,048,561	(1,797,394)	(8,439,264)	3,874,511	(a)	3,876,280 (a)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures contracts	(17,206,087)	28,477,335	1,404,230	18,992,758	(37,127,521	)(a)	32,123,686 (a)
Net Increase Resulting from Operations	22,101,553	127,552,529	22,326,611	56,876,573	1,094,368		102,763,409
Distributions to Shareholders
From net investment income:
Class A	(574,912)	(1,263,627)	(1,805,739)	(3,132,885)	(3,999,450)		(8,253,345)
Class B	(160,604)	(360,687)	(351,809)	(796,833)	(2,686,121)		(6,033,569)
Class C	(44,933)	(96,960)	(355,713)	(741,078)	(1,072,392)		(2,335,708)
Class Z	(46,609,692)	(92,094,934)	(20,264,084)	(42,075,851)	(25,395,707)		(50,545,707)
From net realized gains:
Class A	—	—	—	—	(387,965)		(1,327,383)
Class B	—	—	—	—	(284,535)		(1,286,366)
Class C	—	—	—	—	(113,011)		(497,755)
Class Z	—	—	—	—	(2,236,349)		(8,389,949)
Total Distributions to Shareholders	(47,390,141)	(93,816,208)	(22,777,345)	(46,746,647)	(36,175,530)		(78,669,782)
Net Capital Share Transactions	24,871,110	(178,692,296)	(54,150,871)	(293,369,962)	(49,569,370)		35,537,596
Net Increase (Decrease) in Net Assets	(417,478)	(144,955,975)	(54,601,605)	(283,240,036)	(84,650,532)		59,631,223
Net Assets
Beginning of period	1,901,003,025	2,045,959,000	981,190,714	1,264,430,750	992,044,315		932,413,092
End of period	1,900,585,547	1,901,003,025	926,589,109	981,190,714	907,393,783		992,044,315
Undistributed (overdistributed) net investment income, at end of period	(36,793)	(102,911)	(1,042,841)	(985,271)	2,445,517		1,251,809

(a) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

37

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Total Return Bond Fund				Columbia Short Term Bond Fund				Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	215,124	2,067,395	255,305	2,467,116	411,861	4,040,470	2,627,369	25,821,932	2,594,782	23,246,280	7,870,258	70,057,781
Distributions reinvested	45,367	435,920	95,437	919,577	128,788	1,263,765	257,515	2,519,244	349,314	3,105,161	751,340	6,661,410
Redemptions	(313,565)	(3,005,921)	(1,562,500)	(14,960,178)	(2,158,285)	(21,176,406)	(2,770,716)	(27,098,930)	(4,229,486)	(37,741,788)	(7,350,929)	(65,881,079)
Net Increase (Decrease)	(53,074)	(502,606)	(1,211,758)	(11,573,485)	(1,617,636)	(15,872,171)	114,168	1,242,246	(1,285,390)	(11,390,347)	1,270,669	10,838,112
Class B
Subscriptions	48,569	465,645	81,681	785,426	4,440	43,595	94,937	924,823	216,904	1,945,883	783,967	6,981,437
Distributions reinvested	13,646	131,158	30,078	289,991	29,522	289,451	65,930	644,551	199,360	1,767,313	488,482	4,308,318
Redemptions	(168,909)	(1,623,557)	(271,693)	(2,617,564)	(412,000)	(4,038,136)	(978,125)	(9,550,393)	(1,505,745)	(13,374,574)	(2,477,227)	(22,098,251)
Net Decrease	(106,694)	(1,026,754)	(159,934)	(1,542,147)	(378,038)	(3,705,090)	(817,258)	(7,981,019)	(1,089,481)	(9,661,378)	(1,204,778)	(10,808,496)
Class C
Subscriptions	49,633	474,630	44,184	425,636	179,333	1,758,963	366,916	3,587,181	485,948	4,332,274	813,442	7,232,776
Distributions reinvested	2,189	21,038	4,816	46,390	25,859	253,480	54,980	537,260	80,905	713,858	186,990	1,643,169
Redemptions	(31,295)	(300,662)	(124,509)	(1,196,377)	(354,218)	(3,472,972)	(901,305)	(8,802,688)	(702,677)	(6,235,641)	(1,528,454)	(13,588,309)
Net Increase (Decrease)	20,527	195,006	(75,509)	(724,351)	(149,026)	(1,460,529)	(479,409)	(4,678,247)	(135,824)	(1,189,509)	(528,022)	(4,712,364)
Class Z
Subscriptions	16,544,313	159,190,830	23,789,701	229,371,108	8,421,691	82,470,896	13,308,563	129,877,080	12,246,616	110,740,053	26,158,720	234,374,389
Distributions reinvested	1,402,725	13,485,974	2,746,363	26,486,882	660,268	6,467,025	1,067,956	10,429,840	819,402	7,331,331	1,468,999	13,137,713
Redemptions	(15,255,719)	(146,471,340)	(43,816,690)	(420,710,303)	(12,466,013)	(122,051,002)	(43,312,809)	(422,259,862)	(16,070,906)	(145,399,520)	(23,012,445)	(207,291,758)
Net Increase (Decrease)	2,691,319	26,205,464	(17,280,626)	(164,852,313)	(3,384,054)	(33,113,081)	(28,936,290)	(281,952,942)	(3,004,888)	(27,328,136)	4,615,274	40,220,344

See Accompanying Notes to Financial Statements.

38

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended
	September 30,		Year Ended March 31,
Class A Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.74		$9.56	$9.80		$10.17		$9.99		$9.65
Income from Investment Operations:
Net investment income (b)	0.23		0.44	0.35		0.31		0.34		0.33
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	(0.13)		0.18	(0.17)		(0.19)		0.24		0.53
Total from Investment Operations	0.10		0.62	0.18		0.12		0.58		0.86
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.44)	(0.39)		(0.34)		(0.34)		(0.35)
From net realized gains	—		—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions to Shareholders	(0.23)		(0.44)	(0.42)		(0.49)		(0.40)		(0.52)
Net Asset Value, End of Period	$9.61		$9.74	$9.56		$9.80		$10.17		$9.99
Total return (c)	1.04	%(d)	6.65%	1.84	%(e)	1.21	%(e)	5.92	%(e)	9.05	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.85	%(g)	0.79%	0.79%		0.83%		0.90%		0.92%
Waiver/Reimbursement	—		—	0.06	%(h)	0.08	%(h)	0.03	%(h)	—
Net investment income (f)	4.78	%(g)	4.60%	3.91%		3.08%		3.36%		3.25%
Portfolio turnover rate	129	%(d)	320%	199%		402%		398%		488%
Net assets, end of period (000's)	$23,870		$24,704	$35,849		$30,409		$38,114		$43,828

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
40

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.74		$9.57	$9.81		$10.17		$9.99		$9.66
Income from Investment Operations:
Net investment income (b)	0.19		0.37	0.28		0.23		0.26		0.25
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	(0.12)		0.17	(0.17)		(0.18)		0.24		0.52
Total from Investment Operations	0.07		0.54	0.11		0.05		0.50		0.77
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.37)	(0.32)		(0.26)		(0.26)		(0.27)
From net realized gains	—		—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions to Shareholders	(0.19)		(0.37)	(0.35)		(0.41)		(0.32)		(0.44)
Net Asset Value, End of Period	$9.62		$9.74	$9.57		$9.81		$10.17		$9.99
Total return (c)	0.77	%(d)	5.75%	1.09	%(e)	0.55	%(e)	5.13	%(e)	8.13	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.60	%(g)	1.54%	1.54%		1.58%		1.65%		1.67%
Waiver/Reimbursement	—		—	0.06	%(h)	0.08	%(h)	0.03	%(h)	—
Net investment income (f)	4.03	%(g)	3.85%	3.14%		2.32%		2.61%		2.50%
Portfolio turnover rate	129	%(d)	320%	199%		402%		398%		488%
Net assets, end of period (000's)	$7,594		$8,735	$10,108		$9,707		$13,518		$18,783

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
41

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.74		$9.56	$9.80		$10.17		$9.99		$9.65
Income from Investment Operations:
Net investment income (b)	0.19		0.37	0.28		0.23		0.26		0.25
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	(0.13)		0.18	(0.17)		(0.19)		0.24		0.53
Total from Investment Operations	0.06		0.55	0.11		0.04		0.50		0.78
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.37)	(0.32)		(0.26)		(0.26)		(0.27)
From net realized gains	—		—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions to Shareholders	(0.19)		(0.37)	(0.35)		(0.41)		(0.32)		(0.44)
Net Asset Value, End of Period	$9.61		$9.74	$9.56		$9.80		$10.17		$9.99
Total return (c)	0.66	%(d)	5.86%	1.08	%(e)	0.45	%(e)	5.13	%(e)	8.24	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.60	%(g)	1.54%	1.54%		1.58%		1.65%		1.67%
Waiver/Reimbursement	—		—	0.06	%(h)	0.08	%(h)	0.03	%(h)	—
Net investment income (f)	4.02	%(g)	3.84%	3.20%		2.32%		2.61%		2.50%
Portfolio turnover rate	129	%(d)	320%	199%		402%		398%		488%
Net assets, end of period (000's)	$2,442		$2,275	$2,956		$1,470		$1,823		$2,823

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
42

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.75		$9.57	$9.81		$10.17		$10.00		$9.66
Income from Investment Operations:
Net investment income (b)	0.24		0.47	0.37		0.33		0.36		0.35
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	(0.13)		0.18	(0.16)		(0.18)		0.23		0.53
Total from Investment Operations	0.11		0.65	0.21		0.15		0.59		0.88
Less Distributions to Shareholders:
From net investment income	(0.24)		(0.47)	(0.42)		(0.36)		(0.36)		(0.37)
From net realized gains	—		—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions to Shareholders	(0.24)		(0.47)	(0.45)		(0.51)		(0.42)		(0.54)
Net Asset Value, End of Period	$9.62		$9.75	$9.57		$9.81		$10.17		$10.00
Total return (c)	1.17	%(d)	6.91%	2.10	%(e)	1.56	%(e)	6.07	%(e)	9.32	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.60	%(g)	0.54%	0.54%		0.58%		0.65%		0.67%
Waiver/Reimbursement	—		—	0.06	%(h)	0.08	%(h)	0.03	%(h)	—
Net investment income (f)	5.02	%(g)	4.85%	4.13%		3.30%		3.61%		3.50%
Portfolio turnover rate	129	%(d)	320%	199%		402%		398%		488%
Net assets, end of period (000's)	$1,866,679		$1,865,289	$1,997,046		$1,861,448		$2,260,519		$2,482,229

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
43

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Ended September 30,		Six Months Year Ended March 31,
Class A Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.84		$9.75	$9.82		$10.07		$10.10		$9.83
Income from Investment Operations:
Net investment income (b)	0.23		0.40	0.31		0.21		0.20		0.28
Net realized and unrealized gain (loss) on investments	—		0.09	(0.07)		(0.23)		0.02		0.30
Total from Investment Operations	0.23		0.49	0.24		(0.02)		0.22		0.58
Less Distributions to Shareholders:
From net investment income	(0.23)		(0.40)	(0.31)		(0.21)		(0.20)		(0.28)
From net realized gains	—		—	—		(0.02)		(0.05)		(0.03)
Total Distributions to Shareholders	(0.23)		(0.40)	(0.31)		(0.23)		(0.25)		(0.31)
Net Asset Value, End of Period	$9.84		$9.84	$9.75		$9.82		$10.07		$10.10
Total return (c)(d)	2.32	%(e)	5.12%	2.47%		(0.19)%		2.23%		6.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.73	%(g)	0.73%	0.72%		0.73%		0.72%		0.75%
Waiver/Reimbursement	0.02	%(g)	0.02%	0.08	%(h)	0.10	%(h)	0.13	%(h)	0.10%
Net investment income (f)	4.60	%(g)	4.05%	3.27%		2.10%		1.99%		2.74%
Portfolio turnover rate	30	%(e)	72%	80%		128%		164%		54%
Net assets, end of period (000's)	$69,696		$85,635	$83,675		$38,130		$122,202		$130,036

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
44

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Ended September 30,		Six Months Year Ended March 31,
Class B Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.84		$9.74	$9.81		$10.07		$10.09		$9.83
Income from Investment Operations:
Net investment income (b)	0.19		0.32	0.25		0.14		0.13		0.21
Net realized and unrealized gain (loss) on investments	(0.01)		0.11	(0.08)		(0.24)		0.03		0.29
Total from Investment Operations	0.18		0.43	0.17		(0.10)		0.16		0.50
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.33)	(0.24)		(0.14)		(0.13)		(0.21)
From net realized gains	—		—	—		(0.02)		(0.05)		(0.03)
Total Distributions to Shareholders	(0.19)		(0.33)	(0.24)		(0.16)		(0.18)		(0.24)
Net Asset Value, End of Period	$9.83		$9.84	$9.74		$9.81		$10.07		$10.09
Total return (c)(d)	1.83	%(e)	4.45%	1.71%		(1.03)%		1.58%		5.12%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.48	%(g)	1.48%	1.47%		1.48%		1.47%		1.50%
Waiver/Reimbursement	0.02	%(g)	0.02%	0.08	%(h)	0.10	%(h)	0.13	%(h)	0.10%
Net investment income (f)	3.85	%(g)	3.30%	2.69%		1.37%		1.24%		1.99%
Portfolio turnover rate	30	%(e)	72%	80%		128%		164%		54%
Net assets, end of period (000's)	$16,580		$20,303	$28,061		$1,477		$1,775		$2,170

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
45

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Ended September 30,		Six Months Year Ended March 31,
Class C Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.83		$9.74	$9.81		$10.07		$10.09		$9.83
Income from Investment Operations:
Net investment income (b)	0.21		0.37	0.26		0.13		0.13		0.21
Net realized and unrealized gain (loss) on investments	—		0.09	(0.07)		(0.23)		0.03		0.29
Total from Investment Operations	0.21		0.46	0.19		(0.10)		0.16		0.50
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.37)	(0.26)		(0.14)		(0.13)		(0.21)
From net realized gains	—		—	—		(0.02)		(0.05)		(0.03)
Total Distributions to Shareholders	(0.21)		(0.37)	(0.26)		(0.16)		(0.18)		(0.24)
Net Asset Value, End of Period	$9.83		$9.83	$9.74		$9.81		$10.07		$10.09
Total return (c)(d)	2.16	%(e)	4.80%	1.94%		(1.03)%		1.58%		5.12%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.04	%(g)	1.04%	1.20%		1.48%		1.47%		1.50%
Waiver/Reimbursement	0.46	%(g)	0.46%	0.35	%(h)	0.10	%(h)	0.13	%(h)	0.10%
Net investment income (f)	4.28	%(g)	3.75%	2.69%		1.36%		1.24%		1.99%
Portfolio turnover rate	30	%(e)	72%	80%		128%		164%		54%
Net assets, end of period (000's)	$16,129		$17,598	$22,091		$17,980		$32,267		$54,350

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
46

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Ended September 30,		Six Months Year Ended March 31,
Class Z Shares	2007		2007	2006 (a)		2005		2004		2003
Net Asset Value, Beginning of Period	$9.82		$9.73	$9.80		$10.06		$10.08		$9.82
Income from Investment Operations:
Net investment income (b)	0.24		0.42	0.33		0.24		0.22		0.31
Net realized and unrealized gain (loss) on investments	—		0.09	(0.07)		(0.25)		0.04		0.29
Total from Investment Operations	0.24		0.51	0.26		(0.01)		0.26		0.60
Less Distributions to Shareholders:
From net investment income	(0.24)		(0.42)	(0.33)		(0.23)		(0.23)		(0.31)
From net realized gains	—		—	—		(0.02)		(0.05)		(0.03)
Total Distributions to Shareholders	(0.24)		(0.42)	(0.33)		(0.25)		(0.28)		(0.34)
Net Asset Value, End of Period	$9.82		$9.82	$9.73		$9.80		$10.06		$10.08
Total return (c)(d)	2.45	%(e)	5.39%	2.73%		(0.04)%		2.60%		6.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.48	%(g)	0.48%	0.47%		0.48%		0.47%		0.50%
Waiver/Reimbursement	0.02	%(g)	0.02%	0.08	%(h)	0.10	%(h)	0.13	%(h)	0.10%
Net investment income (f)	4.83	%(g)	4.29%	3.40%		2.37%		2.24%		2.99%
Portfolio turnover rate	30	%(e)	72%	80%		128%		164%		54%
Net assets, end of period (000's)	$824,185		$857,655	$1,130,604		$926,514		$1,099,131		$791,981

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.
47

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2007		2007	2006 (b)	2005	2004	2003
Net Asset Value, Beginning of Period	$9.11		$8.91	$9.31	$9.79	$8.52	$8.80
Income from Investment Operations:
Net investment income (c)	0.32		0.62	0.63	0.66	0.70	0.75
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)		0.32	(0.10)	0.03	1.36	(0.28)
Total from Investment Operations	0.01		0.94	0.53	0.69	2.06	0.47
Less Distributions to Shareholders:
From net investment income	(0.31)		(0.62)	(0.66)	(0.65)	(0.70)	(0.75)
From net realized gains	(0.03)		(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions to Shareholders	(0.34)		(0.74)	(0.93)	(1.17)	(0.79)	(0.75)
Net Asset Value, End of Period	$8.78		$9.11	$8.91	$9.31	$9.79	$8.52
Total return (d)	0.13	%(e)	11.10%	6.03%	7.64%	24.88%	6.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.16	%(g)	1.13%	1.08%	1.09%	1.09%	1.15%
Net investment income (f)	7.10	%(g)	6.88%	6.90%	6.90%	7.37%	9.22%
Net assets, end of period (000's)	$107,292		$123,071	$109,029	$134,980	$163,916	$97,154

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
48

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2007		2007	2006 (b)	2005	2004	2003
Net Asset Value, Beginning of Period	$9.09		$8.89	$9.29	$9.77	$8.51	$8.80
Income from Investment Operations:
Net investment income (c)	0.28		0.55	0.56	0.58	0.64	0.69
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		0.32	(0.10)	0.04	1.35	(0.29)
Total from Investment Operations	(0.02)		0.87	0.46	0.62	1.99	0.40
Less Distributions to Shareholders:
From net investment income	(0.28)		(0.55)	(0.59)	(0.58)	(0.64)	(0.69)
From net realized gains	(0.03)		(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions to Shareholders	(0.31)		(0.67)	(0.86)	(1.10)	(0.73)	(0.69)
Net Asset Value, End of Period	$8.76		$9.09	$8.89	$9.29	$9.77	$8.51
Total return (d)	(0.25	)%(e)	10.29%	5.25%	6.89%	23.91%	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.91	%(g)	1.88%	1.83%	1.84%	1.84%	1.90%
Net investment income (f)	6.37	%(g)	6.16%	6.22%	6.17%	6.62%	8.47%
Net assets, end of period (000's)	$80,454		$93,413	$102,085	$130,088	$144,762	$95,110

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b) On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c) Per share data was calculated using the average shares outstanding during the period.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from expense reductions had an impact of less than 0.01%.

(g) Annualized.

See Accompanying Notes to Financial Statements.
49

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2007		2007	2006 (b)	2005	2004	2003
Net Asset Value, Beginning of Period	$9.05		$8.86	$9.25	$9.74	$8.47	$8.77
Income from Investment Operations:
Net investment income (c)	0.28		0.55	0.56	0.58	0.64	0.69
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		0.31	(0.09)	0.03	1.36	(0.30)
Total from Investment Operations	(0.02)		0.86	0.47	0.61	2.00	0.39
Less Distributions to Shareholders:
From net investment income	(0.28)		(0.55)	(0.59)	(0.58)	(0.64)	(0.69)
From net realized gains	(0.03)		(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions to Shareholders	(0.31)		(0.67)	(0.86)	(1.10)	(0.73)	(0.69)
Net Asset Value, End of Period	$8.72		$9.05	$8.86	$9.25	$9.74	$8.47
Total return (d)	(0.25	)%(e)	10.21%	5.39%	6.80%	24.15%	5.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.91	%(g)	1.88%	1.83%	1.84%	1.84%	1.90%
Net investment income (f)	6.37	%(g)	6.16%	6.23%	6.21%	6.62%	8.47%
Net assets, end of period (000's)	$33,145		$35,639	$39,547	$49,066	$63,005	$32,453

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
50

Financial Highlights – Columbia High Income Fund
Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2007		2007	2006 (b)	2005	2004	2003
Net Asset Value, Beginning of Period	$9.19		$8.98	$9.37	$9.86	$8.57	$8.86
Income from Investment Operations:
Net investment income (c)	0.33		0.64	0.66	0.67	0.73	0.77
Net realized and unrealized gain (loss) on investments and foreign currency	(0.32)		0.33	(0.10)	0.04	1.38	(0.29)
Total from Investment Operations	0.01		0.97	0.56	0.71	2.11	0.48
Less Distributions to Shareholders:
From net investment income	(0.32)		(0.64)	(0.68)	(0.68)	(0.73)	(0.77)
From net realized gains	(0.03)		(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions to Shareholders	(0.35)		(0.76)	(0.95)	(1.20)	(0.82)	(0.77)
Net Asset Value, End of Period	$8.85		$9.19	$8.98	$9.37	$9.86	$8.57
Total return (d)	0.14	%(e)	11.41%	6.37%	7.76%	25.30%	6.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.91	%(g)	0.88%	0.83%	0.84%	0.84%	0.90%
Net investment income (f)	7.37	%(g)	7.14%	7.19%	7.09%	7.62%	9.47%
Net assets, end of period (000's)	$686,503		$739,921	$681,752	$707,834	$798,398	$460,639

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.
51

Notes to Financial Statements – Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Columbia High Income Fund

Investment Objectives

Columbia Total Return Bond Fund seeks total return, consisting of current income and capital appreciation. Columbia Short Term Bond Fund seeks current income, consistent with minimal fluctuation of principal. Columbia High Income Fund seeks total return, consisting of a high level of income and capital appreciation.

Columbia High Income Fund (the "Feeder Fund") seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia High Income Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included in the Statements of Assets and Liabilities, reflects the Feeder Fund's proportionate amount of beneficial interest in the net assets of the Master Portfolio and is equal to 98.8% at September 30, 2007. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds that are managed by Columbia Management Advisors, LLC, ("Columbia"), that are not registered under the 1940 Act and whose financial statements are not presented here, also invest in the Master Portfolio.

At a Board of Trustees (the "Board") meeting held in June 2007, the Board voted to take various actions to convert the Feeder Fund into a stand-alone fund, investing directly in individual portfolio securities rather than the Master Portfolio. Among other actions, the Board adopted an advisory agreement with Columbia and a sub-advisory agreement with MacKay Shields LLC for the Feeder Fund on the same terms as are currently in place at the Master Portfolio level. These actions will not result in any changes in the investment objective or principal investment strategies of, or total fees charged to, the Feeder Fund. Nor will they result in a change in the principal risks of investing in the Feeder Fund, except that the risks of investing in a master-feeder structure will no longer apply. There will be no transaction or other costs charged to Fund shareholders and no federal income tax consequences as a result of these actions. Fund shareholder approval is not required to implement these actions and, therefore, will not be requested. The conversion is expected to take place in late February 2008.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 1.00%, 3.25% and 4.75% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months after purchase. Class B shares are subject to a maximum CDSC of 3.00%, 3.00% and 5.00% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within twelve months after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets

52

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities and securities of certain investment company shares are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their "fair value" using procedures approved by the Board of Trustees. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Similar policies are followed by the Master Portfolio in which the Feeder Fund invests. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for more information on the valuation policies of the Master Portfolio.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures

53

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

With the exception of the Feeder Fund, each Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Funds may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Funds' sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use futures contracts in an effort to achieve more efficiently, economic exposure similar to that which they could have achieved through the purchase and sale of fixed income securities.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction by Columbia, the Funds' investment advisor, of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Funds, with the exception of the Feeder Fund, may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds are also exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to

54

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Delayed Delivery Securities

The Funds, with the exception of the Feeder Fund, may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. The Funds hold until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Repurchase Agreements

Each Fund, with the exception of the Feeder Fund, may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Treasury Inflation Protected Securities

The Funds, with the exception of the Feeder Fund, may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Loan Participations and Commitments

The Funds, with the exception of the Feeder Fund, may invest in loan participations. When a Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

The Feeder Fund records its share of investment income, realized and unrealized gains and losses and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains and losses and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

55

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for each Fund, except the Feeder Fund. The Feeder Fund declares and pays dividends monthly. Net realized capital gains, if any, are distributed at least annually.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Total Return Bond Fund	$93,816,208	$—
Columbia Short Term Bond Fund	46,746,647	—
Columbia High Income Fund	67,432,980	11,236,802

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia Total Return Bond Fund	$12,585,885	$(33,618,928)	$(21,033,043)
Columbia Short Term Bond Fund	3,235,987	(5,207,348)	(1,971,361)
Columbia High Income Fund	*	*	*

*  See corresponding Master Portfolio's notes to financial statements for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015	Total
Columbia Total Return Bond Fund	$—	$325,588	$72,823	$1,644,323	$2,042,734
Columbia Short Term Bond Fund	1,127,032	4,476,378	7,426,061	12,691,619	25,721,090

56

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

During the year ended March 31, 2007, Columbia Short-Term Bond Fund had expired capital loss carryforwards of $1,103,186.

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds and Columbia High Income Master Portfolio. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

Fees on Average Net Assets	Columbia Total Return Bond Fund	Columbia Short Term Bond Fund
First $500 Million	0.40%	0.30%
$500 Million to $1 Billion	0.35%	0.30%
$1 Billion to $1.5 Billion	0.32%	0.30%
$1.5 Billion to $3 Billion	0.29%	0.30%
$3 Billion to $6 Billion	0.28%	0.30%
Over $6 Billion	0.27%	0.30%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in the Master Portfolio (see Note 4 of Notes to Financial Statements of the Master Portfolio).

For the six months ended September 30, 2007, the annualized effective investment advisory fee rates for Columbia Total Return Bond Fund and Columbia Short Term Bond Fund, as a percentage of each Fund's average daily net assets, were 0.34% and 0.30%, respectively.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia High Income Fund	0.18%

Columbia has contractually agreed to waive a portion of its administration fee for Columbia Short Term Bond Fund at an annual rate of 0.02% of Columbia Short Term Bond Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each of the Funds, with the exception of the Feeder Fund, pays State Street a monthly fee based on an annualized percentage rate of

57

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

average daily net assets of each Fund for the month. The aggregate fee for each Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Each of the Funds, with the exception of the Feeder Fund, reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and to the requirements of the Sarbanes-Oxley Act of 2002.

For the six months ended September 30, 2007, the amounts charged to the Funds by affiliates included in the Statements of Operations under "Pricing and Bookkeeping Fees" were as follows:

	Amounts Charged by Affiliates	Amounts Unpaid to Affiliates
Columbia Total Return Bond Fund	$7,442	$1,313
Columbia Short Term Bond Fund	7,442	1,313
Columbia High Income Fund	1,783	834

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

The Transfer Agent has voluntarily agreed to waive a portion of its fees, for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia High Income Fund. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Funds' initial minimum investment requirements for such accounts to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as a reduction of total expenses on the Statements of Operations. For the six months ended September 30, 2007, these minimum account balance fees reduced total expenses as follows:

Account Balance Fee Reductions
Columbia Total Return Bond Fund	$6,171
Columbia Short Term Bond Fund	5,426
Columbia High Income Fund	739

For the six months ended September 30, 2007, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses, sub-transfer agent fees and net of minimum account balance fees and waivers if applicable, as a percentage of the Funds' average daily net assets, were as follows:

Annualized Effective Fee Rates
Columbia Total Return Bond Fund	0.08%
Columbia Short Term Bond Fund	0.02%
Columbia High Income Fund	0.11%

58

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended September 30, 2007, the Distributor has retained net underwriting discounts on the sales of Class A shares and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$284	$1	$3,908	$49
Columbia Short Term Bond Fund	995	20	2,486	1,239
Columbia High Income Fund	13,074	—	88,540	2,540

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

*  Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

The Distributor has voluntarily agreed to waive 0.44% of the distribution fees on Class C shares for Columbia Short Term Bond Fund. This arrangement may be modified or terminated by the Distributor at any time.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and reimburse certain expenses through July 31, 2008, for Columbia Total Return Bond Fund and Columbia High Income Fund and voluntarily agreed to waive fees and reimburse certain expenses for Columbia Short-Term Bond Fund, so that the expenses incurred by the Funds (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts) after giving effect to any balance credits from the Fund's custodian, will not exceed the following annual rates, based on each Fund's average daily net assets:

Annual rate
Columbia Total Return Bond Fund	0.60%
Columbia Short Term Bond Fund	0.48%
Columbia High Income Fund	0.93%

There is no guarantee that contractual expense limitations will continue after July 31, 2008. Columbia, at its discretion, may discontinue the voluntary expense limitations agreement at any time. Columbia and/or the Distributor are entitled to recover from Columbia Total Return Bond Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitations in effect at the time of recovery.

59

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

At September 30, 2007, the amount potentially recoverable by Columbia from Columbia Total Return Bond Fund pursuant to this arrangement is $1,044,185, expiring March 31, 2008.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six months ended September 30, 2007, these credits reduced total expenses as follows:

Custody Credit
Columbia Total Return Bond Fund	$13,712
Columbia Short Term Bond Fund	8,843
Columbia High Income Fund	9

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$2,114,914,951	$2,187,358,074	$549,782,116	$663,827,954
Columbia Short Term Bond Fund	115,134,449	189,366,140	160,935,815	161,508,181
Columbia High Income Fund*	*	*	*	*

*  See corresponding Master Portfolio for portfolio turnover information.

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

60

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

Class B shares generally convert to Class A shares as follows:

Columbia Total Return Bond Fund

Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1998 and November 15, 1998
$0 - $249,999	Six years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years

Columbia High Income Fund

Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Eight Years

See Schedules of capital stock activity.

As of September 30, 2007, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Total Return Bond Fund	68.4
Columbia Short Term Bond Fund	59.6
Columbia High Income Fund	54.5

As of September 30, 2007, the Fund had other shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Total Return Bond Fund	16.2
Columbia Short Term Bond Fund	6.7
Columbia High Income Fund	7.7

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are available for temporary or emergency purposes.

Interest on the committed line of credit is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund based on the fund's borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned to each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. The commitment fee and structuring fee are included in "Other expenses" in the Statements of Operations.

For the six months ended September 30, 2007, the Funds did not borrow under these arrangements.

Note 8. Securities Lending

With the exception of the Feeder Fund, each Fund may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral.

61

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

During the six months ended September 30, 2007, Columbia Total Return Bond Fund and Columbia Short Term Bond Fund participated in the program.

Note 9. Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

62

Government & Corporate Bond Funds
September 30, 2007 (Unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval. Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

63

Columbia Funds Master Investment Trust, LLC
Columbia High Income Master Portfolio
Semiannual Report – September 30, 2007 (Unaudited)

The following pages should be read in conjunction with Columbia High Income Fund's Semiannual Report.

64

Investment Portfolio – Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 84.1%

	Par ($)	Value ($)
Basic Materials – 6.9%
Chemicals – 2.2%
Agricultural Chemicals – 0.4%
Mosaic Co.
7.375% 12/01/14 (a)	1,370,000	1,438,500
7.625% 12/01/16 (a)	1,640,000	1,748,650
		3,187,150
Chemical-Plastics – 0.1%
CPG International I, Inc.
10.500% 07/01/13	1,230,000	1,230,000
		1,230,000
Chemicals-Diversified – 0.9%
EquiStar Chemicals LP
10.125% 09/01/08	437,000	451,202
10.625% 05/01/11	2,649,000	2,768,205
NOVA Chemicals Corp.
8.484% 11/15/13 (b)	2,040,000	1,999,200
Phibro Animal Health Corp.
10.000% 08/01/13 (a)	3,285,000	3,334,275
		8,552,882
Chemicals-Specialty – 0.8%
EquiStar Chemicals LP
7.550% 02/15/26	2,925,000	2,603,250
Millennium America, Inc.
7.625% 11/15/26	3,525,000	3,049,125
Tronox Worldwide LLC/Tronox Finance Corp.
9.500% 12/01/12	1,930,000	1,925,175
		7,577,550
Chemicals Total		20,547,582
Forest Products & Paper – 3.2%
Paper & Related Products – 3.2%
Abitibi-Consolidated, Inc.
8.850% 08/01/30	1,645,000	1,135,050
Bowater Canada Finance
7.950% 11/15/11	935,000	769,038
Bowater, Inc.
9.375% 12/15/21	5,215,000	3,924,287
9.500% 10/15/12	105,000	87,413
Georgia-Pacific Corp.
7.000% 01/15/15 (a)	6,065,000	5,913,375
7.750% 11/15/29	2,930,000	2,783,500
8.000% 01/15/24	921,000	897,975
8.875% 05/15/31	6,745,000	6,761,862
Glatfelter
7.125% 05/01/16	3,190,000	3,174,050

	Par ($) (c)		Value ($)
Smurfit Capital Funding PLC
7.500% 11/20/25		4,100,000	3,936,000
			29,382,550
Forest Products & Paper Total			29,382,550
Iron/Steel – 0.8%
Steel-Specialty – 0.8%
Allegheny Ludlum Corp.
6.950% 12/15/25		3,850,000	3,696,000
Allegheny Technologies, Inc.
8.375% 12/15/11		2,320,000	2,447,600
UCAR Finance, Inc.
10.250% 02/15/12		1,385,000	1,443,862
			7,587,462
Iron/Steel Total			7,587,462
Metals & Mining – 0.7%
Metal-Diversified – 0.7%
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15		1,580,000	1,706,400
8.375% 04/01/17		3,855,000	4,211,588
			5,917,988
Metals & Mining Total			5,917,988
Basic Materials Total			63,435,582
Communications – 15.3%
Advertising – 0.2%
Advertising Services – 0.2%
RH Donnelley Corp.
8.875% 10/15/17 (a)		1,815,000	1,842,225
			1,842,225
Advertising Total			1,842,225
Media – 7.0%
Cable TV – 0.7%
Shaw Communications, Inc.
7.500% 11/20/13	CAD	6,060,000	6,470,580
			6,470,580
Multimedia – 1.6%
CanWest MediaWorks LP
9.250% 08/01/15 (a)		3,280,000	3,312,800
Cenveo Bridge Loan
10.008% 08/31/15		2,775,000	2,775,000
LBI Media, Inc.
8.500% 08/01/17 (a)		2,320,000	2,308,400
Quebecor Media, Inc.
7.750% 03/15/16		6,885,000	6,566,569
			14,962,769

See Accompanying Notes to Financial Statements.
65

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Publishing-Books – 1.0%
Houghton Mifflin Co.
7.200% 03/15/11	4,490,000	4,445,100
Morris Publishing Group LLC
7.000% 08/01/13	5,605,000	4,385,912
		8,831,012
Publishing-Newspapers – 0.6%
Medianews Group, Inc.
6.875% 10/01/13	1,780,000	1,352,800
Sun Media Corp.
7.625% 02/15/13	3,800,000	3,733,500
		5,086,300
Publishing-Periodicals – 1.4%
CanWest Media, Inc.
8.000% 09/15/12	3,180,833	3,117,216
Dex Media East LLC
12.125% 11/15/12	516,000	550,830
Nielsen Finance LLC
7.360% 08/04/13 (b)(d)	6,340,959	6,153,705
Ziff Davis Media, Inc.
11.356% 05/01/12 (b)	3,090,000	2,881,425
		12,703,176
Television – 1.7%
ION Media Networks, Inc.
8.610% 01/15/12 (a)(b)	5,235,000	5,208,825
11.610% 01/15/13 (a)(b)	4,715,000	4,809,300
Videotron Ltee
6.375% 12/15/15	665,000	625,100
6.875% 01/15/14	5,500,000	5,403,750
		16,046,975
Media Total		64,100,812
Telecommunication Services – 8.1%
Cellular Telecommunications – 2.3%
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125% 06/15/13	1,935,000	2,051,100
Dobson Cellular Systems, Inc.
8.375% 11/01/11	2,950,000	3,130,688
9.875% 11/01/12	1,725,000	1,863,000
Millicom International Cellular SA
10.000% 12/01/13	5,115,000	5,434,687
Rogers Wireless, Inc.
8.000% 12/15/12	5,025,000	5,258,517
9.625% 05/01/11	1,755,000	1,976,967
Rural Cellular Corp.
9.875% 02/01/10	725,000	757,625
		20,472,584

	Par ($)	Value ($)
Satellite Telecommunications – 1.5%
Inmarsat Finance II PLC
(e) 11/15/12 (10.375% 11/15/08)	5,755,000	5,510,412
Intelsat Subsidiary Holding Co., Ltd.
8.250% 01/15/13	4,615,000	4,684,225
Loral Cyberstar, Inc.
10.000% 07/15/06 (f)(g)	1,164,000	—
PanAmSat Corp.
9.000% 08/15/14	1,298,000	1,336,940
9.000% 06/15/16	2,380,000	2,451,400
		13,982,977
Telecommunication Equipment – 1.8%
Lucent Technologies, Inc.
5.500% 11/15/08	4,350,000	4,263,000
6.450% 03/15/29	9,580,000	7,951,400
6.500% 01/15/28	920,000	763,600
Nortel Networks Ltd.
10.750% 07/15/16 (a)	3,515,000	3,673,175
		16,651,175
Telecommunication Services – 0.3%
Colo.Com, Inc.
13.875% 03/15/10 (a)(f)(g)(h)	944,357	—
GCI, Inc.
7.250% 02/15/14	3,225,000	2,983,125
		2,983,125
Telephone-Integrated – 2.2%
Qwest Communications International, Inc.
7.250% 02/15/11	5,545,000	5,607,381
Qwest Corp.
6.950% 06/30/10 (b)(d)	6,500,000	6,548,750
7.125% 11/15/43	2,950,000	2,758,250
7.250% 09/15/25	1,410,000	1,385,325
7.500% 10/01/14	2,595,000	2,698,800
8.875% 03/15/12	1,130,000	1,233,113
		20,231,619
Telecommunication Services Total		74,321,480
Communications Total		140,264,517
Consumer Cyclical – 13.0%
Airlines – 0.6%
DAE Aviation Holdings, Inc.
11.250% 08/01/15 (a)	3,310,000	3,458,950
Delta Air Lines, Inc.
2.875% 02/06/24 (m)(n)	1,555,000	77,750
2.875% 02/18/49 (m)(n)	905,000	45,250
8.000% 06/03/23 (m)(n)	2,885,000	144,250

See Accompanying Notes to Financial Statements.
66

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
8.300% 12/15/29 (m)(n)	1,023,000	58,823
9.250% 03/15/49 (m)(n)	715,000	39,325
9.750% 05/15/49 (m)(n)	2,335,000	134,263
10.000% 08/15/08 (m)(n)	1,945,000	106,975
10.375% 12/15/22 (m)(n)	2,990,000	164,450
10.375% 02/01/49 (m)(n)	4,295,000	236,225
Northwest Airlines, Inc.
7.625% 11/15/23 (m)(n)	2,552,500	242,487
7.875% 03/15/08 (m)(n)	2,390,800	239,080
8.700% 03/15/49 (m)(n)	260,000	26,000
8.875% 06/01/49 (m)(n)	971,900	94,760
9.875% 03/15/37 (m)(n)	4,278,500	427,850
10.000% 02/01/09 (m)(n)	2,426,300	236,564
		5,733,002
Airlines Total		5,733,002
Apparel – 0.7%
Apparel Manufacturers – 0.2%
Quiksilver, Inc.
6.875% 04/15/15	2,125,000	2,034,688
		2,034,688
Textile-Apparel – 0.5%
Unifi, Inc.
11.500% 05/15/14	4,560,000	4,149,600
		4,149,600
Apparel Total		6,184,288
Auto Parts & Equipment – 2.4%
Auto/Truck Parts & Equipment-Original – 1.1%
Collins & Aikman Products Co.
12.875% 08/15/12 (a)(h)	6,910,000	6,910
Lear Corp.
8.500% 12/01/13	1,895,000	1,814,463
8.750% 12/01/16	1,700,000	1,598,000
Tenneco Automotive, Inc.
8.625% 11/15/14	3,145,000	3,168,587
10.250% 07/15/13	2,895,000	3,104,888
		9,692,848
Rubber-Tires – 1.3%
Goodyear Tire & Rubber Co.
6.375% 03/15/08	982,000	972,180
11.250% 03/01/11	10,570,000	11,323,112
		12,295,292
Auto Parts & Equipment Total		21,988,140

	Par ($)	Value ($)
Distribution/Wholesale – 0.5%
Varietal Distribution Merger Sub, Inc.
PIK,
10.250% 07/15/15 (a)	4,340,000	4,188,100
		4,188,100
Distribution/Wholesale Total		4,188,100
Entertainment – 0.4%
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
9.300% 07/01/15 (f)	244,361	219,925
		219,925
Racetracks – 0.4%
Penn National Gaming, Inc.
6.750% 03/01/15	3,215,000	3,279,300
		3,279,300
Entertainment Total		3,499,225
Leisure Time – 0.6%
Recreational Centers – 0.6%
Town Sports International, Inc.
(e) 02/01/14 (11.000% 02/01/09)	4,200,000	3,916,500
7.375% 02/27/14 (b)(d)	2,069,813	1,961,147
		5,877,647
Leisure Time Total		5,877,647
Lodging – 4.0%
Casino Hotels – 3.4%
Boyd Gaming Corp.
7.750% 12/15/12	7,382,000	7,585,005
Caesars Entertainment, Inc.
7.000% 04/15/13	1,270,000	1,323,975
8.875% 09/15/08	335,000	342,119
Chukchansi Economic Development Authority
8.000% 11/15/13 (a)	1,475,000	1,489,750
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (a)	1,885,000	1,941,550
Jacobs Entertainment, Inc.
9.750% 06/15/14	3,955,000	3,935,225
Mandalay Resort Group
9.500% 08/01/08	2,825,000	2,888,562
Mohegan Tribal Gaming Authority
6.375% 07/15/09	3,250,000	3,233,750
7.125% 08/15/14	815,000	817,038
MTR Gaming Group, Inc.
9.000% 06/01/12	2,550,000	2,524,500
Penn National Gaming, Inc.
6.875% 12/01/11	1,025,000	1,037,813

See Accompanying Notes to Financial Statements.
67

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Seminole Hard Rock Entertainment, Inc.
8.194% 03/15/14 (a)(b)	2,045,000	1,996,431
Wynn Las Vegas LLC
6.625% 12/01/14	2,630,000	2,577,400
		31,693,118
Hotels & Motels – 0.6%
Gaylord Entertainment Co.
6.750% 11/15/14	2,155,000	2,068,800
8.000% 11/15/13	3,135,000	3,178,106
		5,246,906
Lodging Total		36,940,024
Retail – 3.1%
Retail-Drug Stores – 1.5%
Rite Aid Corp.
7.500% 01/15/15	4,020,000	3,798,900
7.500% 03/01/17	3,185,000	2,997,881
8.625% 03/01/15	6,200,000	5,611,000
9.375% 12/15/15 (a)	605,000	562,650
9.500% 06/15/17 (a)	1,105,000	1,033,175
		14,003,606
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
9.000% 03/01/13	1,835,000	1,752,425
		1,752,425
Retail-Propane Distributors – 0.6%
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	5,640,000	5,879,700
		5,879,700
Retail-Restaurants – 0.3%
Sbarro, Inc.
10.375% 02/01/15	2,560,000	2,329,600
		2,329,600
Retail-Toy Store – 0.5%
Toys R Us, Inc.
7.625% 08/01/11	5,325,000	4,872,375
		4,872,375
Retail Total		28,837,706
Textiles – 0.7%
Textile-Products – 0.7%
INVISTA
9.250% 05/01/12 (a)	5,740,000	6,027,000
		6,027,000
Textiles Total		6,027,000
Consumer Cyclical Total		119,275,132

	Par ($)	Value ($)
Consumer Non-Cyclical – 10.2%
Agriculture – 0.5%
Tobacco – 0.5%
Reynolds American, Inc.
7.625% 06/01/16	2,645,000	2,816,139
7.750% 06/01/18	2,185,000	2,326,822
		5,142,961
Agriculture Total		5,142,961
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.
7.250% 05/15/17 (a)	2,575,000	2,575,000
		2,575,000
Beverages Total		2,575,000
Commercial Services – 2.8%
Commercial Services – 0.5%
Language Line Holdings, Inc.
11.125% 06/15/12	3,895,000	4,177,388
		4,177,388
Commercial Services-Finance – 0.1%
Cardtronics, Inc.
9.250% 08/15/13 (a)	375,000	359,062
9.250% 08/15/13	305,000	292,038
		651,100
Marine Services – 0.2%
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	2,250,000	2,160,000
		2,160,000
Printing-Commercial – 0.8%
Phoenix Color Corp.
13.000% 02/01/09	3,391,000	3,374,045
Quebecor World, Inc.
9.750% 01/15/15 (a)	1,885,000	1,804,887
Vertis, Inc.
9.750% 04/01/09	2,605,000	2,644,075
		7,823,007
Protection-Safety – 0.7%
Protection One Alarm Monitoring
8.125% 01/15/09	4,690,000	4,830,700
Rural/Metro Corp.
9.875% 03/15/15	1,860,000	1,767,000
		6,597,700

See Accompanying Notes to Financial Statements.
68

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Schools – 0.5%
Knowledge Learning Corp., Inc.
7.750% 02/01/15 (a)	4,450,000	4,316,500
		4,316,500
Commercial Services Total		25,725,695
Food – 1.0%
Food-Meat Products – 0.3%
Smithfield Foods, Inc.
7.750% 07/01/17	2,885,000	2,957,125
		2,957,125
Food-Miscellaneous/Diversified – 0.2%
Chiquita Brands International, Inc.
7.500% 11/01/14	1,740,000	1,496,400
		1,496,400
Food-Retail – 0.3%
Stater Brothers Holdings
7.750% 04/15/15	2,465,000	2,440,350
8.125% 06/15/12	520,000	529,750
		2,970,100
Poultry – 0.2%
Pilgrim's Pride Corp.
7.625% 05/01/15	610,000	619,150
8.375% 05/01/17	925,000	943,500
		1,562,650
Food Total		8,986,275
Healthcare Products – 1.6%
Medical Products – 1.6%
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	3,560,000	3,649,000
Invacare Corp.
9.750% 02/15/15	2,110,000	2,110,000
PTS Acquisition Corp.
PIK,
9.500% 04/15/15 (a)	3,895,000	3,680,775
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp.
11.750% 11/15/14	2,580,000	2,451,000
Universal Hospital Services, Inc.
8.759% 06/01/15 (a)(b)	1,240,000	1,233,800
PIK,
8.500% 06/01/15 (a)	1,240,000	1,227,600
		14,352,175
Healthcare Products Total		14,352,175

	Par ($)	Value ($)
Healthcare Services – 3.0%
Medical Products – 1.0%
BHM Technology
10.860% 07/21/13 (b)(d)	4,571,808	3,870,799
11.070% 07/21/13 (b)(d)	121,915	103,221
Talecris Biotherapeutics
9.080% 12/06/13 (b)(d)	1,657,475	1,646,425
12.080% 12/06/14 (b)(d)	3,340,000	3,335,825
		8,956,270
Medical-HMO – 0.3%
Centene Corp.
7.250% 04/01/14	2,700,000	2,646,000
		2,646,000
Medical-Hospitals – 1.6%
Community Health Systems, Inc.
8.875% 07/15/15 (a)	3,985,000	4,094,588
7.755% 07/05/14 (i)	6,230,000	6,111,630
HCA, Inc.
9.250% 11/15/16 (a)	4,045,000	4,297,812
		14,504,030
Medical-Nursing Homes – 0.1%
Skilled Healthcare Group, Inc.
11.000% 01/15/14	1,329,000	1,451,933
		1,451,933
Physical Therapy/Rehab Centers – 0.0%
Psychiatric Solutions, Inc.
7.750% 07/15/15	170,000	172,125
		172,125
Healthcare Services Total		27,730,358
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.3%
Jarden Corp.
7.500% 05/01/17	2,200,000	2,128,500
		2,128,500
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
7.625% 08/15/15	3,175,000	3,032,125
		3,032,125
Household Products/Wares Total		5,160,625
Pharmaceuticals – 0.4%
Medical-Drugs – 0.4%
Angiotech Pharmaceuticals, Inc.
7.750% 04/01/14	470,000	430,050
9.371% 12/01/13 (b)	2,137,000	2,190,425

See Accompanying Notes to Financial Statements.
69

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Warner Chilcott Corp.
7.360% 01/18/12 (b)(d)	269,018	261,621
Series B,
7.360% 01/18/12 (b)(d)	807,074	784,880
Series C,
7.360% 01/18/11 (b)(d)	322,058	313,201
		3,980,177
Vitamins & Nutrition Products – 0.0%
NBTY, Inc.
7.125% 10/01/15	175,000	175,000
		175,000
Pharmaceuticals Total		4,155,177
Consumer Non-Cyclical Total		93,828,266
Diversified – 0.2%
Holding Companies-Diversified – 0.2%
Special Purpose Acquisitions – 0.2%
ESI Tractebel Acquisition Corp.
7.990% 12/30/11	1,687,000	1,739,866
		1,739,866
Holding Companies-Diversified Total		1,739,866
Diversified Total		1,739,866
Energy – 10.8%
Coal – 0.4%
Peabody Energy Corp.
7.375% 11/01/16	2,900,000	3,059,500
7.875% 11/01/26	980,000	1,036,350
		4,095,850
Coal Total		4,095,850
Energy-Alternate Sources – 0.3%
Salton SEA Funding
8.300% 05/30/11	2,525	2,751
VeraSun Energy Corp.
9.375% 06/01/17 (a)	2,725,000	2,343,500
		2,346,251
Energy-Alternate Sources Total		2,346,251
Oil & Gas – 5.8%
Oil & Gas Drilling – 0.9%
Parker Drilling Co.
9.625% 10/01/13	5,885,000	6,296,950
Pride International, Inc.
7.375% 07/15/14	2,485,000	2,547,125
		8,844,075

	Par ($)	Value ($)
Oil Companies-Exploration & Production – 4.9%
Chaparral Energy, Inc.
8.500% 12/01/15	5,825,000	5,460,937
8.875% 02/01/17 (a)	3,280,000	3,075,000
Chesapeake Energy Corp.
6.875% 11/15/20	1,885,000	1,844,944
Forest Oil Corp.
7.250% 06/15/19 (a)	3,835,000	3,835,000
8.000% 12/15/11	2,740,000	2,842,750
Hilcorp Energy LP/Hilcorp Finance Co.
7.750% 11/01/15 (a)	2,570,000	2,512,175
9.000% 06/01/16 (a)	1,110,000	1,132,200
Mariner Energy, Inc.
7.500% 04/15/13	3,755,000	3,642,350
8.000% 05/15/17	190,000	185,725
Newfield Exploration Co.
6.625% 04/15/16	1,805,000	1,764,388
Petroquest Energy, Inc.
10.375% 05/15/12	2,970,000	3,021,975
Pogo Producing Co.
6.625% 03/15/15	270,000	270,675
6.875% 10/01/17	5,955,000	5,984,775
Stone Energy Corp.
6.750% 12/15/14	2,680,000	2,479,000
Venoco, Inc.
8.750% 12/15/11	1,440,000	1,436,400
Whiting Petroleum Corp.
7.000% 02/01/14	5,620,000	5,395,200
		44,883,494
Oil & Gas Total		53,727,569
Oil & Gas Services – 0.8%
Oil Field Machinery & Equipment – 0.3%
Complete Production Services, Inc.
8.000% 12/15/16	2,650,000	2,620,187
		2,620,187
Oil-Field Services – 0.5%
Allis-Chalmers Energy, Inc.
8.500% 03/01/17	615,000	595,013
9.000% 01/15/14	4,075,000	4,105,562
		4,700,575
Oil & Gas Services Total		7,320,762
Pipelines – 3.5%
ANR Pipeline Co.
7.375% 02/15/24	1,205,000	1,350,760
9.625% 11/01/21	5,980,000	7,966,341
El Paso Natural Gas Co.
7.500% 11/15/26	1,750,000	1,853,070
7.625% 08/01/10	5,240,000	5,407,208

See Accompanying Notes to Financial Statements.
70

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
8.375% 06/15/32	1,860,000	2,185,839
8.625% 01/15/22	1,235,000	1,433,996
MarkWest Energy Partners LP
6.875% 11/01/14	1,065,000	985,125
8.500% 07/15/16	4,100,000	4,038,500
Southern Natural Gas Co.
7.350% 02/15/31	2,035,000	2,131,044
8.000% 03/01/32	4,040,000	4,566,953
		31,918,836
Pipelines Total		31,918,836
Energy Total		99,409,268
Financials – 11.1%
Diversified Financial Services – 7.0%
Finance-Auto Loans – 2.9%
AmeriCredit Corp.
8.500% 07/01/15 (a)	3,150,000	2,787,750
Daimler Chrysler 2nd Lien
11.860% 08/03/13	6,415,000	6,285,096
Ford Motor Credit Co.
7.375% 10/28/09	345,000	338,292
7.875% 06/15/10	540,000	527,863
General Motors Acceptance Corp.
6.750% 12/01/14	3,605,000	3,267,489
GMAC LLC
8.000% 11/01/31	13,345,000	13,092,540
		26,299,030
Finance-Investment Banker/Broker – 0.9%
LaBranche & Co., Inc.
9.500% 05/15/09	3,440,000	3,405,600
11.000% 05/15/12	3,910,000	3,919,775
Transfirst
10.000% 06/14/14	1,150,000	1,099,687
		8,425,062
Finance-Other Services – 0.8%
AMR Real Estate Partners, LP
8.125% 06/01/12	7,620,000	7,553,325
		7,553,325
Investment Management/Advisor Service – 0.4%
LVB Acquisition Merger Sub, Inc.
10.000% 10/15/17 (a)	1,855,000	1,855,000
11.625% 10/15/17 (a)	1,990,000	1,930,300
		3,785,300
Special Purpose Entity – 2.0%
Cedar Brakes LLC
8.500% 02/15/14 (a)	1,941,368	2,092,445
9.875% 09/01/13 (a)	3,126,425	3,483,493
CEVA Group PLC
10.000% 09/01/14 (a)	2,070,000	2,070,000

	Par ($)	Value ($)
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.
8.500% 04/01/15 (a)	1,780,000	1,820,050
9.750% 04/01/17 (a)	1,115,000	1,140,088
MXEnergy Holdings, Inc.
12.813% 08/01/11 (b)	2,830,000	2,617,750
Rainbow National Services LLC
10.375% 09/01/14 (a)	1,886,000	2,069,885
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13	2,398,000	2,511,905
Vanguard Health Holding Co. LLC
9.000% 10/01/14	455,000	441,350
		18,246,966
Diversified Financial Services Total		64,309,683
Insurance – 2.1%
Insurance Brokers – 1.0%
HUB International Holdings, Inc.
9.000% 12/15/14 (a)	5,845,000	5,611,200
USI Holdings Corp.
9.433% 11/15/14 (a)(b)	1,365,000	1,296,750
9.750% 05/15/15 (a)	2,390,000	2,145,025
		9,052,975
Multi-Line Insurance – 0.4%
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	480,000	433,200
7.750% 07/15/37	3,590,000	3,168,175
8.300% 04/15/26	185,000	171,587
		3,772,962
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
8.300% 12/01/37 (a)(h)	180,000	1,350
8.450% 12/01/97 (a)(h)	4,600,000	34,500
9.150% 07/01/26 (a)(h)	9,865,000	73,988
		109,838
Property/Casualty Insurance – 0.7%
Crum & Forster Holdings Corp.
7.750% 05/01/17	6,350,000	6,032,500
		6,032,500
Insurance Total		18,968,275
Real Estate – 0.8%
Finance-Other Services – 0.2%
American Real Estate Partners LP
7.125% 02/15/13 (a)	1,515,000	1,443,037
		1,443,037

See Accompanying Notes to Financial Statements.
71

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Real Estate Management/Services – 0.6%
LNR Property Corp.
8.110% 07/12/09 (b)(d)	605,000	574,750
8.110% 07/12/11 (b)(d)	5,465,000	5,269,173
		5,843,923
Real Estate Total		7,286,960
Real Estate Investment Trusts (REITs) – 1.2%
REITS-Health Care – 0.4%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	4,285,000	4,274,288
		4,274,288
REITS-Hotels – 0.1%
Host Marriott LP
6.750% 06/01/16	505,000	499,950
		499,950
REITS-Single Tenant – 0.7%
Trustreet Properties, Inc.
7.500% 04/01/15	5,950,000	6,378,269
		6,378,269
Real Estate Investment Trusts (REITs) Total		11,152,507
Financials Total		101,717,425
Industrials – 5.8%
Aerospace & Defense – 0.6%
Aerospace/Defense-Equipment – 0.6%
Sequa Corp.
8.875% 04/01/08	3,115,000	3,146,150
9.000% 08/01/09	2,635,000	2,740,400
		5,886,550
Aerospace & Defense Total		5,886,550
Building Materials – 0.9%
Building & Construction Products-Miscellaneous – 0.6%
Dayton Superior Corp.
10.750% 09/15/08	3,365,000	3,381,825
Panolam Industries International, Inc.
10.750% 10/01/13 (a)	2,520,000	2,394,000
		5,775,825
Building Products-Wood – 0.3%
Building Materials Holding Co.
11.313% 09/15/14 (b)	2,600,000	2,189,200
		2,189,200
Building Materials Total		7,965,025

	Par ($)	Value ($)
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Belden CDT, Inc.
7.000% 03/15/17 (a)	1,135,000	1,123,650
		1,123,650
Electrical Components & Equipment Total		1,123,650
Electronics – 0.4%
Electronic Components-Miscellaneous – 0.4%
NXP BV/NXP Funding LLC
9.500% 10/15/15	3,805,000	3,548,162
		3,548,162
Electronics Total		3,548,162
Environmental Control – 0.7%
Pollution Control – 0.7%
Geo Sub Corp.
11.000% 05/15/12	5,950,000	5,890,500
		5,890,500
Environmental Control Total		5,890,500
Hand/Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Thermadyne Holdings Corp.
10.500% 02/01/14	2,055,000	1,993,350
		1,993,350
Hand/Machine Tools Total		1,993,350
Metal Fabricate/Hardware – 0.5%
Metal Processors & Fabrication – 0.5%
Metals USA, Inc.
11.125% 12/01/15	1,465,000	1,560,225
Neenah Foundary Co.
9.500% 01/01/17	3,690,000	3,376,350
		4,936,575
Metal Fabricate/Hardware Total		4,936,575
Miscellaneous Manufacturing – 1.2%
Diversified Manufacturing Operators – 1.2%
Actuant Corp.
6.875% 06/15/17 (a)	2,215,000	2,181,775
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14	4,790,000	4,957,650
Rental Services
8.860% 11/27/13 (b)(d)	1,144,298	1,109,969
10.750% 11/27/13 (b)(d)	837,345	812,225
Sally Holdings LLC
9.250% 11/15/14	2,000,000	2,020,000
		11,081,619
Miscellaneous Manufacturing Total		11,081,619

See Accompanying Notes to Financial Statements.
72

Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Packaging & Containers – 0.7%
Containers-Metal/Glass – 0.7%
Owens-Brockway Glass Container, Inc.
8.750% 11/15/12	5,785,000	6,052,556
8.875% 02/15/09	270,000	274,050
		6,326,606
Packaging & Containers Total		6,326,606
Transportation – 0.3%
Transportation-Railroad – 0.1%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14 (a)	925,000	904,188
		904,188
Transportation-Trucks – 0.2%
St. Acquisition Corp.
12.500% 05/15/17 (a)	2,170,000	1,453,900
		1,453,900
Transportation Total		2,358,088
Trucking & Leasing – 0.2%
Transport-Equipment & Leasing – 0.2%
Greenbrier Companies, Inc.
8.375% 05/15/15	2,130,000	2,124,675
		2,124,675
Trucking & Leasing Total		2,124,675
Industrials Total		53,234,800
Technology – 2.9%
Computers – 1.5%
Computer Services – 1.5%
Sungard Data Systems, Inc.
3.750% 01/15/09	155,000	149,188
4.875% 01/15/14	3,585,000	3,127,912
7.356% 12/13/12 (a)(b)(d)	5,807,018	5,698,137
9.125% 08/15/13	4,235,000	4,404,400
		13,379,637
Computers Total		13,379,637
Semiconductors – 0.6%
Electronic Components-Miscellaneous – 0.6%
NXP BV/NXP Funding LLC
7.875% 10/15/14	5,745,000	5,529,562
		5,529,562
Semiconductors Total		5,529,562

	Par ($)	Value ($)
Software – 0.8%
Application Software – 0.5%
SS&C Technologies, Inc.
11.750% 12/01/13	4,495,000	4,764,700
		4,764,700
Computer Software – 0.1%
Riverdeep Interactive
12.438% 12/21/07 (b)(d)	1,076,423	1,072,386
		1,072,386
Transactional Software – 0.2%
Open Solutions, Inc.
9.750% 02/01/15 (a)	2,050,000	1,973,125
		1,973,125
Software Total		7,810,211
Technology Total		26,719,410
Utilities – 7.9%
Electric – 7.9%
Electric-Distribution – 0.6%
AES Eastern Energy LP
9.000% 01/02/17	4,283,596	4,519,194
9.670% 01/02/29	1,175,000	1,316,000
		5,835,194
Electric-Generation – 2.9%
AES Corp.
8.750% 06/15/08	5,158,000	5,228,922
9.000% 05/15/15 (a)	12,000,000	12,600,000
Intergen NV
9.000% 06/30/17 (a)	5,835,000	6,126,750
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% 07/02/26	2,490,000	2,875,950
		26,831,622
Electric-Integrated – 0.1%
PSEG Energy Holdings LLC
8.625% 02/15/08	189,000	190,457
Western Resources
7.125% 08/01/09	375,000	381,729
		572,186
Independent Power Producer – 4.3%
Calpine Corp.
8.500% 07/15/10 (a)(j)	23,187,000	25,041,960
9.875% 12/01/11 (a)(j)	2,640,000	2,811,600
NRG Energy, Inc.
7.375% 02/01/16	3,790,000	3,799,475

See Accompanying Notes to Financial Statements.
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Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Reliant Energy, Inc.
7.625% 06/15/14	1,130,000	1,138,475
7.875% 06/15/17	6,700,000	6,741,875
		39,533,385
Electric Total		72,772,387
Utilities Total		72,772,387
Total Corporate Fixed-Income Bonds & Notes (Cost of $770,704,647)		772,396,653
Common Stocks – 3.3%
	Shares
Communications – 0.3%
Internet – 0.3%
Neon Communications Group, Inc. (k)	543,036	2,660,877
Internet Total		2,660,877
Telecommunication Services – 0.0%
Remote Dynamics, Inc. (k)	7,934	10
Telecommunication Services Total		10
Communications Total		2,660,887
Consumer Discretionary – 0.8%
Media – 0.8%
Belo Corp., Class A	93,000	1,614,480
CBS Corp., Class B	39,600	1,247,400
Gannett Co., Inc.	43,900	1,918,430
Haights Cross Communications (f)	275,078	2,654,502
Media Total		7,434,812
Consumer Discretionary Total		7,434,812
Financials – 0.0%
Diversified Financial Services – 0.0%
Adelphia Recovery Trust (k)(f)	1,410,902	14,109
Diversified Financial Services Total		14,109
Financials Total		14,109
Industrials – 1.5%
Airlines – 1.5%
Delta Air Lines, Inc. (k)	242,661	4,355,765
Northwest Airlines Corp. (k)	520,090	9,257,602
Airlines Total		13,613,367
Industrials Total		13,613,367

	Shares	Value ($)
Information Technology – 0.0%
Communications Equipment – 0.0%
Loral Space & Communications, Inc.	49	1,948
Communications Equipment Total		1,948
Information Technology Total		1,948
Materials – 0.4%
Metals & Mining – 0.4%
Goldcorp, Inc.	61,700	1,885,552
Newmont Mining Corp.	46,500	2,079,945
Metals & Mining Total		3,965,497
Materials Total		3,965,497
Technology – 0.1%
Software – 0.1%
Quadramed Corp. (k)	478,093	1,372,127
Software Total		1,372,127
Technology Total		1,372,127
Utilities – 0.2%
Gas Utilities – 0.2%
Star Gas Partners LP (k)	372,300	1,690,242
Gas Utilities Total		1,690,242
Utilities Total		1,690,242
Total Common Stocks (Cost of $29,282,918)		30,752,989
Convertible Bonds – 1.4%
	Par ($)
Communications – 1.3%
Media – 0.4%
Television – 0.4%
Sinclair Broadcast Group, Inc.
3.000% 05/15/27	3,540,000	3,318,750
		3,318,750
Media Total		3,318,750
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
4.750% 12/15/06 (f)(l)	3,896,787	389
		389
Internet Total		389

See Accompanying Notes to Financial Statements.
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Convertible Bonds (continued)

	Par ($)	Value ($)
Telecommunication Services – 0.9%
Telecommunication Equipment – 0.3%
Nortel Networks Corp.
4.250% 09/01/08	3,491,000	3,425,544
		3,425,544
Telecom Equipment-Fiber Optics – 0.6%
Ciena Corp.
3.750% 02/01/08	5,400,000	5,359,500
		5,359,500
Telecommunication Services Total		8,785,044
Communications Total		12,104,183
Consumer Cyclical – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
8.000% 06/03/49	2,256,000	112,800
		112,800
Airlines Total		112,800
Consumer Cyclical Total		112,800
Financials – 0.1%
Insurance – 0.1%
Life/Health Insurance – 0.1%
Conseco, Inc.
(e) 09/30/35 (a) (3.500% 09/30/10)	695,000	636,794
		636,794
Insurance Total		636,794
Financials Total		636,794
Total Convertible Bonds (Cost of $12,704,138)		12,853,777
Preferred Stocks – 1.3%
	Shares
Communications – 0.1%
Media – 0.0%
Publishing-Periodicals – 0.0%
Ziff Davis Holdings, Inc. 10.00%	328	3,280
		3,280
Media Total		3,280

	Shares	Value ($)
Telecommunication Services – 0.1%
Wireless Equipment – 0.1%
Loral Skynet Corp. 12.00%, PIK (k)	3,286	657,200
		657,200
Telecommunication Services Total		657,200
Communications Total		660,480
Financials – 1.2%
Real Estate Investment Trusts (REITs) – 1.2%
REITS-Diversified – 1.2%
Sovereign Real Estate Investment Corp., 12.00% (a)	7,527,000	10,853,934
		10,853,934
Real Estate Investment Trusts (REITs) Total		10,853,934
Financials Total		10,853,934
Total Preferred Stocks (Cost of $10,451,187)		11,514,414
Convertible Preferred Stocks – 0.7%
Communications – 0.0%
Neon Communications Group, Inc. 6.00% (k)(f)	81,003	396,915
Communications Total		396,915
Technology – 0.7%
Quadramed Corp. 5.50% (k)(a)	246,600	5,918,400
Technology Total		5,918,400
Total Convertible Preferred Stocks (Cost of $6,190,389)		6,315,315
Warrants – 0.0%
	Units
Communications – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications Expires 12/10/11 (k)(f)	1,366	13,168
		13,168
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E Expires 08/12/12 (k)	78,048	781
		781
Media Total		13,949

See Accompanying Notes to Financial Statements.
75

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	Units	Value ($)
Telecommunication Services – 0.0%
Colo.Com, Inc. Expires 03/15/10 (k)(a)(f)(g)	1,145	—
		—
Telecommunication Services Total		—
Communications Total		13,949
Total Warrants (Cost of $25,624)		13,949
Short-Term Obligation – 7.4%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due on 10/01/07, at 4.810%, collateralized by a U.S. Government Agency Obligation with a maturity date 09/15/10, market value of $69,011,193 (repurchase proceeds $67,682,118)	67,655,000	67,655,000
Total Short-Term Obligation (Cost of $67,655,000)		67,655,000
Total Investments – 98.2% (Cost of $897,013,903)(o)		901,502,097
Other Assets & Liabilities, Net – 1.8%		16,737,686
Net Assets – 100.0%		$918,239,783

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, except for the following, amounted to $200,355,014, which represents 21.8% of net assets.

Security	Acquisition Date	Acquisition Cost
Quadramed Corp., 5.50% Preferred Stock	06/21/05	$5,957,100
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	07/27/05	10,216,488

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(c)  Principal amount is stated in United States dollars unless otherwise noted.

(d)  Loan participation agreement.

(e)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)  Security has no value.

(h)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2007, the value of these securities amounted to $116,748, which represents less than 0.1% of net assets.

(i)  Security, or a portion thereof, purchased on a delayed delivery basis.

(j)  The issuer is in default of certain debt covenants. Income is being accrued. At September 30, 2007, the value of these securities amounted to $27,853,560, which represents 3.0% of net assets.

(k)  Non-income producing security.

(l)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2007, the value of this security represents less than 0.1% of net assets.

(m)  Position reflects anticipated residual bankruptcy claims.

(n)  Non-income producing security.

(o)  Cost for federal income tax purposes is $897,013,903.

At September 30, 2007, the asset allocation of the Master Portfolio was as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	84.1
Common Stocks	3.3
Convertible Bonds	1.4
Preferred Stocks	1.3
Convertible Preferred Stocks	0.7
Warrants	0.0	*
	90.8
Short-Term Obligation	7.4
Other Assets & Liabilities, Net	1.8
	100.0

*  Represents less than 0.1%.

Acronym	Name
CAD	Canadian Dollar

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.
76

Statement of Assets and Liabilities – Columbia High Income Master Portfolio

September 30, 2007 (Unaudited)

		($)
Assets	Investments, at cost	897,013,903
	Investments, at value	901,502,097
	Cash	76,188
	Receivable for:
	Investments sold	4,049,397
	Interest	17,939,621
	Dividends	27,460
	Total Assets	923,594,763
Liabilities
	Payable for:
	Investments purchased	4,812,477
	Investment advisory fee	401,676
	Administration fee	25,384
	Pricing and bookkeeping fees	16,413
	Trustees' fees	55,695
	Custody fee	1,710
	Other liabilities	41,625
	Total Liabilities	5,354,980
	Net Assets	918,239,783

See Accompanying Notes to Financial Statements.
77

Statement of Operations – Columbia High Income Master Portfolio

For the Six Months Ended September 30, 2007 (Unaudited)

		($)
Investment Income	Dividends	297,110
	Interest	39,733,804
	Foreign taxes withheld	(650)
	Total Income	40,030,264
Expenses	Investment advisory fee	2,593,847
	Administration fee	167,945
	Pricing and bookkeeping fees	87,351
	Trustees' fees	8,800
	Custody fee	12,876
	Other expenses	41,968
	Total Expenses	2,912,787
	Expense reductions	(11,134)
	Net Expenses	2,901,653
	Net Investment Income	37,128,611
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain on:
	Investments	3,949,889
	Foreign currency transactions	40,638
	Net realized gain	3,990,527
	Net change in unrealized appreciation (depreciation) on:
	Investments	(37,721,588)
	Foreign currency translations	8,067
	Net change in unrealized depreciation	(37,713,521)
	Net Loss	(33,722,994)
	Net Increase Resulting from Operations	3,405,617

See Accompanying Notes to Financial Statements.
78

Statement of Changes in Net Assets – Columbia High Income Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2007 ($)	Year Ended March 31, 2007 ($)
Operations	Net investment income	37,128,611	72,779,913
	Net realized gain on investments and foreign currency transactions	3,990,527	3,979,739
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(37,713,521)	32,745,245
	Net Increase Resulting from Operations	3,405,617	109,504,897
Share Transactions
	Contributions	138,890,717	333,555,588
	Withdrawals	(235,982,584)	(395,801,840)
	Net Decrease	(97,091,867)	(62,246,252)
	Total Increase (Decrease) in Net Assets	(93,686,250)	47,258,645
Net Assets
	Beginning of period	1,011,926,033	964,667,388
	End of period	918,239,783	1,011,926,033

See Accompanying Notes to Financial Statements.
79

Financial Highlights – Columbia High Income Master Portfolio

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2007		2007	2006	2005	2004	2003
`Total return	0.45	%(a)	11.69%	6.60%	7.99%	25.53%	6.47%
Ratios to Average Net Assets/ Supplemental Data
Net expenses (b)	0.60	%(c)	0.60%	0.60%	0.61%	0.61%	0.62%
Net investment income (b)	7.66	%(c)	7.41%	7.41%	7.33%	7.85%	9.76%
Portfolio turnover rate	20	%(a)	44%	34%	33%	51%	50%

(a)  Not annualized.

(b)  The benefits derived from expense reductions had an impact of less than 0.01%.

(c)  Annualized.

See Accompanying Notes to Financial Statements.
80

Notes to Financial Statements – Columbia High Income Master Portfolio
September 30, 2007 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to Columbia High Income Master Portfolio (the "Master Portfolio"). The Master Portfolio is a diversified Fund.

The following investors were invested in the Master Portfolio at September 30, 2007:

Columbia High Income Master Portfolio:
Columbia High Income Fund (the "Feeder Fund")	98.8%
Columbia High Income Fund (Offshore)	1.2%

The series of the Master Trust serve as master portfolios for the Columbia Funds that operate as feeder funds in a master/feeder structure.

At a Board of Trustees (the "Board") meeting held in June 2007, the Board voted to take various actions to convert the Feeder Fund into a stand-alone fund, investing directly in individual portfolio securities rather than the Master Portfolio. Among other actions, the Board adopted an advisory agreement with Columbia and a sub-advisory agreement with MacKay Shields LLC for the Feeder Fund on the same terms as are currently in place at the Master Portfolio level. These actions will not result in any changes in the investment objective or principal investment strategies of, or total fees charged to, the Feeder Fund. Nor will they result in a change in the principal risks of investing in the Feeder Fund, except that the risks of investing in a master-feeder structure will no longer apply. There will be no transaction or other costs charged to Fund shareholders and no federal income tax consequences as a result of these actions. Fund shareholder approval is not required to implement these actions and, therefore, will not be requested. The conversion is expected to take place in late February 2008.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Master Portfolio's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and certain investment companies shares are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m.

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Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their "fair value" using procedures approved by the Board of Trustees. The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Master Portfolio's financial statement disclosures.

Delayed Delivery Securities

The Master Portfolio may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Master Portfolio to subsequently invest at less advantageous prices. The Master Portfolio holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Master Portfolio's investment advisor, has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Loan Participations and Commitments

The Master Portfolio may invest in loan participations. When the Master Portfolio purchases a loan participation, it typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Master Portfolio assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Master Portfolio and the borrower. The Master Portfolio may not directly benefit from

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the collateral supporting the senior loan which it has purchased from the Selling Participant.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
$37,468,159	$(32,979,965)	$4,488,194

The Master Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective September 28, 2007. FIN 48 requires management to determine whether a tax position of the Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based in the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Master Portfolio. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Master Portfolio's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Master Portfolio. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the

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average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.52%
$1 billion to $1.5 billion	0.49%
Over $1.5 billion	0.46%

For the six months ended September 30, 2007, the annualized effective investment advisory fee rate for the Master Portfolio was 0.54% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as the investment sub-advisor to the Master Portfolio. As the sub-advisor, MacKay Shields is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Master Portfolio's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.400%
$100 million to $200 million	0.375%
Over $200 million	0.350%

Administration Fee

Columbia provides administrative and other services to the Master Portfolio. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Master Portfolio has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio has also entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

The Master Portfolio has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Master Portfolio reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services performed in connection with Master Portfolio expenses. Fees related to the requirements of the Sarbanes-Oxley Act of 2002 are paid by the Feeder Fund and are included in "Pricing and Bookkeeping Fees" on the Feeder Fund's Statement of Operations.

For the six months ended September 30, 2007, the amount charged to the Master Portfolio by affiliates included in the Statement of Operations under "Pricing and Bookkeeping Fees" aggregated to $4,429 of which $419 is unpaid.

Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended September 30, 2007, these credits reduced total expenses by $11,134.

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Columbia High Income Master Portfolio
September 30, 2007 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $177,042,956 and $242,444,921, respectively.

Note 6. Line of Credit

The Master Portfolio and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity.

Interest on the committed line of credit is charged to each participating fund or Master Portfolio based on its borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized committed line of credit. Interest on the uncommitted line of credit is charged to each participating fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is also accrued and apportioned among each fund participating in the uncommitted line of credit based on the average net assets of the participating funds. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund or Master Portfolio. The commitment fee and structuring fee are included in "Other expenses" in the Statement of Operations.

For the six months ended September 30, 2007, the Master Portfolio did not borrow under these arrangements.

Note 7. Significant Risks and Contingencies

Unfunded Loans

As of September 30, 2007, the Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

Borrower:	Unfunded Commitment
Community Health Systems Delay Draw	$608,250
LNR Property Corp. Term Loan	606,134

Foreign Securities

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset Backed Securities

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will

85

Columbia High Income Master Portfolio
September 30, 2007 (Unaudited)

be affected by the exhaustion, termination or expiration of any credit enhancement.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

86

Columbia High Income Master Portfolio
September 30, 2007 (Unaudited)

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval. Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust's motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

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Important Information About This Report

Government & Corporate Bond Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Government & Corporate Bond Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

89

Government & Corporate Bond Funds

Semiannual Report – September 30, 2007

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136403-0907 (11/07) 07/45934

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 26, 2007